PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 24.2%
Basic Materials : 0.7%
1,748,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 1,783,782
0.0
3,384,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 3,215,477
0.0
2,935,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 2,984,484
0.0
2,257,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 2,306,632
0.0
2,200,000
(1)
Bond US Bidco 1,
Inc./ Bidco 2/ Bidco 3/
German Bidco 1 GmbH/
German Bidco 2,
7.125%,
06/15/2033 2,222,719
0.0
1,935,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,962,502
0.0
1,740,000
(1)(2)
Chemours Co., 7.875%,
03/15/2034 1,750,031
0.0
3,920,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 3,917,669
0.1
2,775,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 2,769,301
0.0
5,200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,374,772
0.1
8,425,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 8,873,210
0.1
3,250,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 3,464,987
0.0
3,889,000
(1)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 4,193,509
0.1
1,500,000
(1)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,492,387
0.0
1,825,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,918,827
0.0
3,455,000
(1)
Novelis Corp., 4.750%,
01/30/2030 3,342,367
0.0
303,000
(2)
Nutrien Ltd., 5.875%,
12/01/2036 314,341
0.0
3,125,000
(1)(3)
OCP SA, 6.741%,
07/22/2175 3,117,813
0.0
6,111,000
(1)
OCP SA, 6.750%,
05/02/2034 6,441,294
0.1
2,990,000
(1)(2)
Olin Corp., 6.625%,
04/01/2033 2,956,118
0.0
2,977,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 3,008,368
0.0
3,525,000
(1)(2)(3)
Sociedad Quimica y
Minera de Chile SA,
5.625%,
04/22/2056 3,504,731
0.1
2,840,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 2,738,990
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
5,403,000
(2)
Westlake Corp.,
5.550%,
11/15/2035 $ 5,358,678
0.1
79,012,989
0.7
Communications : 3.1%
7,427,000  Alphabet, Inc., 4.400%,
02/15/2033 7,269,708
0.1
1,371,000  Alphabet, Inc., 5.300%,
05/15/2065 1,258,320
0.0
4,857,000  Alphabet, Inc., 5.450%,
11/15/2055 4,659,206
0.1
3,081,000  Alphabet, Inc., 5.700%,
11/15/2075 2,959,768
0.0
4,229,000  Alphabet, Inc., 5.750%,
02/15/2066 4,186,951
0.0
5,028,000
(2)
Amazon.com, Inc.,
4.250%,
03/13/2031 4,952,345
0.1
2,831,000  Amazon.com, Inc.,
4.350%,
03/20/2033 2,756,525
0.0
7,432,000  Amazon.com, Inc.,
4.550%,
03/13/2033 7,313,744
0.1
3,081,000  Amazon.com, Inc.,
5.450%,
11/20/2055 2,915,177
0.0
6,644,000  Amazon.com, Inc.,
5.550%,
11/20/2065 6,213,160
0.1
6,040,000  Amazon.com, Inc.,
5.650%,
03/13/2046 5,982,694
0.1
4,141,000  Amazon.com, Inc.,
5.800%,
03/13/2056 4,117,472
0.0
4,406,000  Amazon.com, Inc.,
6.050%,
03/13/2076 4,396,120
0.1
3,737,000
(2)
AppLovin Corp.,
5.125%,
12/01/2029 3,768,681
0.0
4,785,000
(2)
AppLovin Corp.,
5.375%,
12/01/2031 4,853,316
0.1
1,032,000  AT&T, Inc., 3.800%,
12/01/2057 689,305
0.0
2,492,000
(2)
AT&T, Inc., 4.550%,
11/01/2032 2,432,669
0.0
2,079,000  AT&T, Inc., 4.900%,
08/15/2037 1,983,965
0.0
3,031,000  AT&T, Inc., 6.050%,
08/15/2056 2,945,515
0.0
3,590,000  AT&T, Inc., 6.200%,
10/30/2056 3,551,212
0.0
5,525,000
(2)
AT&T, Inc., 6.300%,
10/30/2066 5,479,907
0.1
17,770,000
(1)
Beacon Point DC LLC,
6.129%,
11/30/2042 17,929,768
0.2
3,065,000
(1)
Beignet Investor LLC,
6.581%,
05/30/2049 3,128,288
0.0
5,645,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 4,987,465
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
3,090,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 $ 2,627,044
0.0
1,245,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 1,109,618
0.0
4,554,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 2,905,720
0.0
986,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 637,118
0.0
1,829,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 1,365,621
0.0
2,686,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 2,095,899
0.0
2,649,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 2,705,376
0.0
6,043,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.700%,
12/01/2055 5,763,453
0.1
2,898,000  Comcast Corp.,
1.950%,
01/15/2031 2,561,291
0.0
3,843,000  Comcast Corp.,
2.650%,
02/01/2030 3,579,444
0.0
1,805,000  Comcast Corp.,
3.900%,
03/01/2038 1,529,547
0.0
1,301,000
(2)
Comcast Corp.,
5.300%,
06/01/2034 1,306,528
0.0
4,330,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 4,412,240
0.1
2,500,000
(1)
GCI LLC, 4.750%,
10/15/2028 2,384,326
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,530,000
(1)(2)
Gray Media, Inc.,
7.250%,
08/15/2033 $ 2,493,435
0.0
1,215,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 1,249,087
0.0
850,000
(1)(2)
Level 3 Financing, Inc.,
7.500%,
02/15/2037 873,187
0.0
3,730,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 3,358,309
0.0
2,140,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 2,146,195
0.0
3,535,000
(2)
Meta Platforms, Inc.,
4.550%,
05/15/2031 3,516,976
0.0
2,891,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 2,843,638
0.0
3,952,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 3,489,352
0.0
6,147,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 5,707,245
0.1
4,641,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 4,058,592
0.0
1,198,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 1,086,312
0.0
3,693,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 3,319,937
0.0
4,275,000  Meta Platforms, Inc.,
6.200%,
05/15/2046 4,280,353
0.0
9,565,000
(2)
Meta Platforms, Inc.,
6.300%,
05/15/2056 9,527,538
0.1
6,235,000  Meta Platforms, Inc.,
6.450%,
05/15/2066 6,162,185
0.1
2,203,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 2,227,309
0.0
2,808,000
(2)
Motorola Solutions, Inc.,
5.550%,
08/15/2035 2,859,775
0.0
3,097,000
(1)(2)
NBN Co. Ltd., 1.625%,
01/08/2027 3,051,907
0.0
1,123,000
(1)(2)
NBN Co. Ltd., 2.500%,
01/08/2032 1,000,802
0.0
6,042,000  Omnicom Group, Inc.,
5.000%,
06/02/2033 5,937,207
0.1
2,180,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 6.000%,
06/15/2034 2,177,132
0.0
27,185,000
(1)
RD Michigan Property
Owner I LLC, 7.500%,
03/30/2045 27,110,086
0.3
2,405,000
(1)(2)
Sirius XM Radio LLC,
5.875%,
04/15/2032 2,378,313
0.0
3,190,000
(1)(2)
Snap, Inc., 6.875%,
03/15/2034 3,090,768
0.0
2,766,000
(1)(2)
SoftBank Corp.,
4.699%,
07/09/2030 2,734,541
0.0
7,037,000
(1)
Space Exploration
Technologies Corp.,
5.350%,
07/15/2031 7,020,475
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
5,223,000
(1)
Space Exploration
Technologies Corp.,
5.650%,
07/15/2033 $ 5,193,372
0.1
6,863,000  Sprint Capital Corp.,
6.875%,
11/15/2028 7,190,997
0.1
3,767,000  Sprint Capital Corp.,
8.750%,
03/15/2032 4,438,785
0.1
1,970,000
(1)(2)
Stagwell Global LLC,
5.625%,
08/15/2029 1,901,524
0.0
1,865,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 1,839,297
0.0
1,646,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 1,409,238
0.0
589,000
(2)
Time Warner Cable
LLC, 5.875%,
11/15/2040 527,025
0.0
1,093,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 1,050,524
0.0
1,735,000
(2)
T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,650,089
0.0
217,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 160,257
0.0
852,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 823,821
0.0
10,387,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 10,066,986
0.1
3,012,000
(2)
T-Mobile USA, Inc.,
5.850%,
02/15/2056 2,913,767
0.0
2,951,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 2,918,241
0.0
2,232,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 2,216,846
0.0
6,533,000
(2)
Uber Technologies, Inc.,
5.350%,
09/15/2054 6,101,817
0.1
223,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 195,948
0.0
1,893,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 1,654,723
0.0
226,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 205,227
0.0
2,778,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 2,585,809
0.0
6,518,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 6,327,956
0.1
5,005,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 4,854,802
0.1
3,130,000
(1)(2)
Versant Media
Group, Inc., 7.250%,
01/30/2031 3,240,160
0.0
2,500,000
(1)(2)
Viasat , Inc., 5.625%,
04/15/2027 2,502,438
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
3,700,000
(1)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 $ 3,136,235
0.0
7,065,000
(2)
Vodafone Group PLC,
5.350%,
06/18/2036 7,009,063
0.1
9,815,000  Vodafone Group PLC,
6.100%,
06/18/2056 9,647,400
0.1
2,430,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 2,553,840
0.0
353,731,349
3.1
Consumer, Cyclical : 1.9%
2,670,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 2,522,146
0.0
3,335,000
(1)(2)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 3,458,845
0.0
254,161  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 250,525
0.0
1,510,839  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 1,490,996
0.0
2,200,230  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,136,273
0.0
4,174,983  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 4,021,427
0.1
3,185,000
(1)(2)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 3,148,506
0.0
3,589,000  American Honda
Finance Corp., 4.700%,
01/12/2028 3,595,892
0.0
3,629,000  American Honda
Finance Corp., 5.150%,
07/09/2032 3,637,278
0.0
1,938,000  American Honda
Finance Corp., 5.650%,
11/15/2028 1,979,462
0.0
1,285,000  AutoZone, Inc., 6.250%,
11/01/2028 1,330,711
0.0
4,325,000
(2)
Bath & Body Works,
Inc., 6.750%,
07/01/2036 4,336,708
0.1
2,123,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 2,139,152
0.0
2,630,000
(1)(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 2,714,938
0.0
784,645  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 775,132
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
508,488
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 $ 508,134
0.0
2,404,000  Ford Motor Co.,
3.250%,
02/12/2032 2,119,729
0.0
5,242,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 5,197,036
0.1
2,822,000  Ford Motor Credit
Co. LLC, 5.875%,
11/07/2029 2,856,790
0.0
1,030,000
(1)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 1,042,450
0.0
3,014,000
(2)
General Motors Co.,
6.250%,
04/15/2035 3,159,826
0.0
655,000  General Motors Co.,
6.250%,
10/02/2043 659,017
0.0
4,723,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 4,736,152
0.1
7,761,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 7,921,669
0.1
4,061,000
(2)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 4,176,082
0.1
1,141,000
(2)
General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 1,190,936
0.0
3,320,000
(2)
General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 3,461,432
0.0
5,479,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 5,446,468
0.1
3,567,000
(2)
Honda Motor Co. Ltd.,
5.337%,
07/08/2035 3,568,134
0.0
1,421,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 1,442,744
0.0
3,580,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 3,608,060
0.0
3,308,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 3,347,460
0.0
4,247,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 4,311,757
0.1
2,717,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 2,763,780
0.0
7,036,000
(1)(2)
Hyundai Capital
America, 6.100%,
09/21/2028 7,226,926
0.1
3,094,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 3,212,592
0.0
2,775,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 2,761,153
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
157,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 $ 122,004
0.0
4,971,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 4,867,167
0.1
248,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 244,828
0.0
4,665,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 4,198,929
0.1
4,971,000
(2)
Marriott International,
Inc., 4.500%,
10/15/2031 4,907,230
0.1
2,063,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 1,896,573
0.0
3,524,000
(1)(2)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 3,533,872
0.0
4,165,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 4,168,123
0.1
2,200,000
(1)(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 2,196,604
0.0
1,200,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 1,215,837
0.0
755,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 789,200
0.0
2,210,000
(1)
Pioneer Opco LLC,
7.000%,
05/15/2033 2,251,669
0.0
1,015,000
(1)
QXO Building
Products, Inc., 6.875%,
07/15/2034 1,042,583
0.0
3,295,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
04/01/2032 3,368,370
0.0
2,720,000
(1)(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo , Inc.,
6.625%,
03/01/2030 2,326,782
0.0
1,815,000
(1)
Somnigroup
International, Inc.,
3.875%,
10/15/2031 1,669,260
0.0
1,310,000
(1)(2)
Somnigroup
International, Inc.,
4.000%,
04/15/2029 1,263,726
0.0
3,736,000  Sony Group Corp.,
5.089%,
06/30/2036 3,737,297
0.0
3,600,000
(1)(2)
Station Casinos LLC,
6.625%,
03/15/2032 3,657,978
0.0
2,828,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 2,827,494
0.0
3,995,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 4,019,629
0.1
1,712,000
(2)
Toyota Motor Credit
Corp., 5.550%,
11/20/2030 1,772,146
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
442,461  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 $ 447,916
0.0
3,817,569  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 3,815,365
0.1
2,801,802  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 2,699,654
0.0
2,243,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 2,213,339
0.0
2,315,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 2,256,003
0.0
3,153,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 3,134,753
0.0
2,496,000
(1)(2)
Volkswagen Group of
America Finance LLC,
4.850%,
09/11/2030 2,478,460
0.0
6,622,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 6,677,473
0.1
6,557,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 6,598,978
0.1
4,345,000
(1)(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 4,575,279
0.1
1,953,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 2,066,534
0.0
2,550,000
(1)
Whirlpool Corp.,
7.875%,
07/01/2034 2,566,835
0.0
4,300,000
(1)(2)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 4,318,473
0.1
212,182,681
1.9
Consumer, Non-cyclical : 2.7%
4,835,000  Abbott Laboratories,
5.500%,
03/15/2056 4,738,604
0.1
2,409,000  Abbott Laboratories,
5.600%,
03/15/2066 2,362,414
0.0
3,458,000
(2)
AbbVie, Inc., 5.600%,
03/15/2055 3,430,787
0.0
6,040,000
(2)
AbbVie, Inc., 5.650%,
03/15/2066 5,978,921
0.1
1,398,000  Aetna, Inc., 6.625%,
06/15/2036 1,523,289
0.0
3,255,000
(1)(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 3,103,953
0.0
2,145,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 2,243,496
0.0
2,697,000  Altria Group, Inc.,
6.200%,
11/01/2028 2,790,665
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,226,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 $ 3,233,626
0.0
268,000  BAT Capital Corp.,
3.557%,
08/15/2027 265,441
0.0
3,783,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,461,517
0.0
1,218,000  BAT Capital Corp.,
5.834%,
02/20/2031 1,269,129
0.0
736,000  BAT Capital Corp.,
7.079%,
08/02/2043 820,260
0.0
3,844,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 3,851,362
0.1
3,135,000
(1)
Brink's Co., 6.750%,
06/15/2032 3,206,170
0.0
2,420,000  Campbell Soup Co.,
2.375%,
04/24/2030 2,195,185
0.0
3,981,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 3,987,307
0.1
1,830,000
(1)(2)
Cargill, Inc., 1.700%,
02/02/2031 1,605,983
0.0
1,566,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,430,420
0.0
6,025,000  Centene Corp., 3.000%,
10/15/2030 5,456,280
0.1
2,330,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 2,200,196
0.0
3,861,000  Cigna Group, 2.375%,
03/15/2031 3,476,838
0.0
4,360,000  Cigna Group, 4.800%,
08/15/2038 4,134,308
0.1
7,917,000
(2)
Cigna Group, 5.250%,
01/15/2036 7,940,182
0.1
7,580,000
(2)
Cigna Group, 5.600%,
02/15/2054 7,358,562
0.1
3,095,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 3,152,526
0.0
1,545,000  CVS Health Corp.,
1.750%,
08/21/2030 1,371,095
0.0
1,176,000  CVS Health Corp.,
4.125%,
04/01/2040 1,006,645
0.0
2,343,000  CVS Health Corp.,
4.780%,
03/25/2038 2,197,666
0.0
478,000  CVS Health Corp.,
5.050%,
03/25/2048 422,469
0.0
217,000
(2)
CVS Health Corp.,
6.000%,
06/01/2063 212,187
0.0
415,000  CVS Health Corp.,
6.250%,
09/15/2065 419,451
0.0
4,095,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 3,969,579
0.1
4,906,000
(1)(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 4,940,275
0.1
2,492,000
(2)
Elevance Health, Inc.,
4.600%,
09/15/2032 2,449,391
0.0
2,958,000  Elevance Health, Inc.,
4.950%,
11/01/2031 2,969,750
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,618,000
(2)
Elevance Health, Inc.,
5.200%,
02/15/2035 $ 1,622,023
0.0
2,315,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 1,803,993
0.0
3,498,000
(1)
EMD Finance LLC,
4.625%,
10/15/2032 3,435,478
0.0
1,980,000  Equifax, Inc., 3.100%,
05/15/2030 1,859,122
0.0
2,360,000
(1)
EquipmentShare.
com, Inc., 7.125%,
07/01/2034 2,321,741
0.0
1,945,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,963,265
0.0
3,265,000
(1)(2)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 3,406,238
0.0
801,000  HCA, Inc., 2.375%,
07/15/2031 711,155
0.0
4,102,000  HCA, Inc., 3.500%,
09/01/2030 3,892,451
0.1
7,469,000  HCA, Inc., 4.125%,
06/15/2029 7,355,491
0.1
1,082,000  HCA, Inc., 4.375%,
03/15/2042 916,792
0.0
4,673,000  HCA, Inc., 4.500%,
02/15/2027 4,671,469
0.1
2,134,000  HCA, Inc., 5.125%,
06/15/2039 2,035,250
0.0
4,363,000  HCA, Inc., 5.300%,
05/15/2036 4,335,879
0.1
2,410,000  HCA, Inc., 5.450%,
04/01/2031 2,463,244
0.0
482,000
(2)
HCA, Inc., 6.000%,
04/01/2054 476,465
0.0
4,409,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 4,447,788
0.1
2,025,000
(1)(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 2,112,595
0.0
2,482,000  Humana, Inc., 5.375%,
04/15/2031 2,516,353
0.0
4,435,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 4,532,542
0.1
4,355,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 4,450,222
0.1
2,071,000
(1)
Japan Tobacco, Inc.,
5.250%,
06/15/2030 2,109,767
0.0
2,246,000  Kenvue , Inc., 4.850%,
05/22/2032 2,258,664
0.0
2,517,000
(2)
Kroger Co., 5.500%,
09/15/2054 2,362,511
0.0
3,291,000  Kroger Co., 5.650%,
09/15/2064 3,087,269
0.0
2,220,000
(2)
Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 2,187,027
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,077,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 $ 2,024,626
0.0
2,720,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 2,834,694
0.0
2,341,000
(1)
Mars, Inc., 5.000%,
03/01/2032 2,358,153
0.0
4,959,000
(1)
Mars, Inc., 5.200%,
03/01/2035 4,980,400
0.1
3,458,000
(1)
Mars, Inc., 5.700%,
05/01/2055 3,409,111
0.0
3,370,000
(2)
McKesson Corp.,
4.950%,
05/30/2032 3,399,906
0.0
3,355,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 3,259,866
0.0
4,973,000  Merck & Co., Inc.,
4.450%,
12/04/2032 4,896,317
0.1
1,000,000
(1)(2)
Minerva Luxembourg
SA, 7.500%,
04/22/2036 956,875
0.0
4,025,000
(1)(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 4,178,453
0.1
5,822,000  Novartis Capital Corp.,
4.600%,
03/18/2033 5,770,079
0.1
4,229,000
(2)
Novartis Capital Corp.,
5.600%,
03/18/2046 4,272,415
0.1
4,819,000  Novartis Capital Corp.,
5.700%,
03/18/2056 4,914,122
0.1
2,340,000
(1)
Performance Food
Group, Inc., 5.625%,
03/01/2034 2,298,316
0.0
2,905,000
(2)
Perrigo Finance
Unlimited Co., 6.125%,
09/30/2032 2,776,530
0.0
2,054,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 2,060,787
0.0
4,889,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 4,906,694
0.1
3,560,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 3,587,503
0.0
5,005,000
(1)(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 4,968,988
0.1
1,915,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 1,870,502
0.0
718,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 656,333
0.0
738,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 691,617
0.0
4,723,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 4,722,312
0.1
1,475,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 1,594,939
0.0
1,261,000  Reynolds American,
Inc., 5.850%,
08/15/2045 1,242,849
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,830,000  Royalty Pharma PLC,
1.750%,
09/02/2027 $ 1,772,929
0.0
3,652,000  Royalty Pharma PLC,
2.200%,
09/02/2030 3,301,156
0.0
1,254,000
(2)
S&P Global, Inc.,
1.250%,
08/15/2030 1,095,976
0.0
1,890,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 1,837,267
0.0
1,945,000
(1)(2)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,880,284
0.0
2,486,000
(2)
Solventum Corp.,
5.450%,
03/13/2031 2,545,572
0.0
2,575,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 2,673,137
0.0
3,771,000  Stryker Corp., 4.850%,
02/10/2030 3,799,995
0.0
3,130,000
(1)(2)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 3,159,619
0.0
3,424,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 3,477,071
0.0
2,097,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 2,137,276
0.0
523,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 386,635
0.0
1,264,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 1,041,486
0.0
3,875,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 3,903,666
0.1
1,659,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 1,674,643
0.0
553,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 517,726
0.0
2,675,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 2,615,161
0.0
1,706,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 1,685,424
0.0
2,464,000  Viatris , Inc., 2.700%,
06/22/2030 2,249,403
0.0
1,850,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,914,474
0.0
3,555,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,632,032
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,863,000  Zimmer Biomet
Holdings, Inc., 3.550%,
03/20/2030 $ 1,780,554
0.0
306,224,596
2.7
Energy : 1.6%
2,762,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 2,705,745
0.0
3,810,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 3,893,424
0.1
4,977,000
(2)
APA Corp., 6.750%,
02/15/2055 5,197,768
0.1
2,277,000
(2)(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 2,251,941
0.0
2,318,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 2,343,546
0.0
459,000
(2)
Cenovus Energy, Inc.,
5.400%,
06/15/2047 424,575
0.0
1,265,000
(1)(2)
CNX Resources Corp.,
7.250%,
03/01/2032 1,303,946
0.0
1,957,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 1,961,484
0.0
2,010,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 2,027,463
0.0
3,250,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 3,236,578
0.0
1,956,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 2,034,073
0.0
3,710,000
(2)
Devon Energy Corp.,
5.200%,
09/15/2034 3,715,030
0.0
895,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 873,807
0.0
9,510,000
(2)
Ecopetrol SA, 8.375%,
01/19/2036 10,262,479
0.1
3,854,000
(3)
Enbridge U S, Inc. 20-
A, 5.750%,
07/15/2080 3,878,612
0.1
1,980,000  Energy Transfer L.P.,
3.750%,
05/15/2030 1,907,355
0.0
264,000  Energy Transfer L.P.,
4.900%,
03/15/2035 257,100
0.0
2,556,000  Energy Transfer L.P.,
5.200%,
04/01/2030 2,595,177
0.0
1,510,000  Energy Transfer L.P.,
5.300%,
04/01/2044 1,380,993
0.0
4,621,000
(2)
Energy Transfer L.P.,
5.350%,
01/15/2036 4,604,052
0.1
306,000  Energy Transfer L.P.,
5.350%,
05/15/2045 278,271
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,616,000  Energy Transfer L.P.,
5.800%,
06/15/2038 $ 1,649,372
0.0
994,000  Energy Transfer L.P.,
6.050%,
09/01/2054 966,549
0.0
4,519,000  Energy Transfer L.P.,
6.300%,
01/15/2031 4,462,316
0.1
8,300,000
(1)(2)
Eni SpA , 5.250%,
05/18/2036 8,165,593
0.1
2,311,000
(2)(3)
Enterprise Products
Operating LLC D,
6.897%, (TSFR3M +
3.248%),
08/16/2077 2,311,641
0.0
4,997,000  EOG Resources, Inc.,
5.000%,
07/15/2032 5,030,549
0.1
3,063,000  EOG Resources, Inc.,
5.350%,
01/15/2036 3,097,186
0.0
2,517,000
(2)
Equinor ASA, 4.500%,
09/03/2030 2,511,000
0.0
3,225,000
(1)
Esentia Energy
Development SAB de
CV, 6.125%,
07/30/2033 3,227,177
0.0
1,945,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 2,026,368
0.0
3,130,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 3,243,488
0.0
655,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 592,937
0.0
4,419,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 4,453,347
0.1
295,000  MPLX L.P., 2.650%,
08/15/2030 271,636
0.0
2,487,000
(2)
MPLX L.P., 5.000%,
01/15/2033 2,471,654
0.0
1,955,000  MPLX L.P., 5.300%,
04/01/2036 1,928,121
0.0
2,550,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 2,583,861
0.0
2,008,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 2,084,637
0.0
568,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 606,563
0.0
852,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 871,031
0.0
3,322,000
(1)
ONEOK, Inc., 6.500%,
09/01/2030 3,494,154
0.0
2,650,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 2,707,351
0.0
10,350,000
(2)
Petroleos Mexicanos ,
5.950%,
01/28/2031 10,252,710
0.1
1,011,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 1,004,451
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,700,000
(1)(2)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 $ 1,581,550
0.0
2,804,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 2,836,381
0.0
2,195,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 2,288,522
0.0
3,170,000
(1)
Sunoco L.P., 5.875%,
03/15/2034 3,128,422
0.0
4,244,000  Targa Resources Corp.,
5.400%,
07/30/2036 4,228,747
0.1
467,000
(2)
Targa Resources Corp.,
6.250%,
07/01/2052 474,949
0.0
2,461,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 2,452,524
0.0
4,023,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 4,166,356
0.1
834,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 792,134
0.0
9,077,000  Valero Energy Corp.,
5.150%,
03/10/2036 8,938,502
0.1
4,285,000
(1)(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 4,461,984
0.1
1,180,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 1,230,082
0.0
1,620,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 1,718,465
0.0
4,818,000
(2)
Viper Energy Partners
LLC, 5.700%,
08/01/2035 4,897,160
0.1
2,403,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 2,093,666
0.0
3,841,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 3,822,042
0.1
1,128,000  Williams Cos., Inc.,
4.900%,
03/15/2029 1,134,976
0.0
177,393,573
1.6
Financial : 7.5%
3,137,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 2,823,278
0.0
2,710,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 2,572,130
0.0
2,780,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 2,794,976
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,750,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 $ 2,745,895
0.0
3,999,000
(3)
American Express Co.,
4.351%,
07/20/2029 3,979,088
0.0
928,000
(2)(3)
American Express Co.,
4.456%,
02/10/2032 914,548
0.0
113,000
(2)(3)
American Express Co.,
5.016%,
04/25/2031 114,176
0.0
1,765,000
(3)
American Express Co.,
5.085%,
01/30/2031 1,786,496
0.0
2,732,000
(3)
American Express Co.,
5.098%,
02/16/2028 2,743,114
0.0
1,605,000
(2)(3)
American Express Co.,
5.282%,
07/27/2029 1,626,411
0.0
617,000
(2)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 573,363
0.0
1,402,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 1,392,274
0.0
3,054,000  American International
Group, Inc., 3.400%,
06/30/2030 2,904,825
0.0
2,342,000  American Tower Corp.,
3.650%,
03/15/2027 2,329,262
0.0
1,075,000  American Tower Corp.,
5.250%,
07/15/2028 1,087,851
0.0
848,000  American Tower Corp.,
5.500%,
03/15/2028 860,252
0.0
2,269,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,329,826
0.0
2,941,000  Aon North America, Inc.,
5.150%,
03/01/2029 2,982,481
0.0
573,000
(2)
Arthur J Gallagher
& Co., 5.550%,
02/15/2055 543,504
0.0
7,719,000  Assurant, Inc., 5.550%,
02/15/2036 7,689,836
0.1
4,756,000
(2)
Athene Holding Ltd.,
6.250%,
04/01/2054 4,385,565
0.1
4,535,000
(2)
Athene Holding Ltd.,
6.625%,
05/19/2055 4,413,448
0.1
4,890,000
(1)
Atlas Warehouse
Lending Co. L.P.,
4.625%,
11/15/2028 4,825,098
0.1
7,652,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 7,753,415
0.1
3,330,000
(1)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 3,435,727
0.0
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 3,358,125
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,000,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 $ 1,791,000
0.0
5,200,000
(2)
Banco Santander SA,
5.439%,
07/15/2031 5,329,300
0.1
3,000,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 3,057,647
0.0
6,031,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 6,021,892
0.1
851,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 751,925
0.0
3,159,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 2,812,470
0.0
3,800,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 3,507,081
0.0
2,245,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 2,034,004
0.0
9,145,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 8,993,414
0.1
2,375,000
(3)
Bank of America Corp.,
4.456%,
02/06/2032 2,333,749
0.0
7,714,000
(3)
Bank of America Corp.,
4.477%,
04/23/2030 7,666,352
0.1
38,143,000
(3)
Bank of America Corp.,
5.489%,
04/23/2037 38,006,372
0.3
2,138,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 2,184,104
0.0
4,581,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 4,789,703
0.1
3,684,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,649,366
0.0
4,361,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 4,153,405
0.1
1,549,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 1,431,711
0.0
1,874,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 1,852,997
0.0
5,131,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 4,632,642
0.1
783,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 774,751
0.0
4,872,000
(3)
Bank of Montreal,
4.640%,
09/10/2030 4,859,808
0.1
3,600,000
(2)(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 3,577,193
0.0
1,745,000
(2)(3)
Bank of Nova Scotia,
4.904%,
06/05/2032 1,741,091
0.0
4,522,000
(1)(2)
Banque Federative
du Credit Mutuel SA,
4.591%,
10/16/2028 4,516,371
0.1
1,485,000
(1)(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,398,882
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,169,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 $ 2,727,614
0.0
608,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 564,978
0.0
5,494,000
(1)(3)
BNP Paribas SA,
7.200%,
10/17/2174 5,530,810
0.1
6,133,000
(1)(2)
BPCE SA, 5.281%,
05/30/2029 6,233,515
0.1
3,090,000
(1)(2)(3)
BPCE SA, 5.716%,
01/18/2030 3,152,242
0.0
3,482,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 3,477,642
0.0
1,887,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 1,929,684
0.0
2,929,000
(2)
Camden Property Trust,
5.850%,
11/03/2026 2,941,889
0.0
2,938,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 2,898,163
0.0
5,190,000
(1)(2)
CIMIC Finance Ltd.,
6.000%,
04/22/2036 5,118,727
0.1
4,409,000
(1)(2)
CNO Global Funding,
5.875%,
06/04/2027 4,459,438
0.1
878,000
(3)
CoBank ACB M,
7.125%,
01/01/2175 892,036
0.0
4,493,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 4,464,584
0.1
1,013,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 951,048
0.0
2,833,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 2,963,962
0.0
7,556,000
(1)(2)(3)
Credit Agricole SA,
4.818%,
09/25/2033 7,408,860
0.1
3,640,000
(1)(3)
Credit Agricole SA,
5.222%,
05/27/2031 3,670,408
0.0
1,423,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,251,957
0.0
241,000  Crown Castle, Inc.,
2.500%,
07/15/2031 214,198
0.0
2,091,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,068,538
0.0
1,980,000  Crown Castle, Inc.,
3.300%,
07/01/2030 1,866,216
0.0
3,964,000  Crown Castle, Inc.,
4.800%,
09/01/2028 3,976,299
0.0
3,803,000  Crown Castle, Inc.,
4.900%,
09/01/2029 3,818,243
0.0
696,000
(2)
Crown Castle, Inc.,
5.100%,
05/01/2033 690,486
0.0
2,067,000  Crown Castle, Inc.,
5.600%,
06/01/2029 2,113,467
0.0
1,197,000  Crown Castle, Inc.,
5.800%,
03/01/2034 1,230,321
0.0
3,189,000  CubeSmart L.P.,
2.250%,
12/15/2028 3,012,154
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,467,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 $ 2,454,033
0.0
3,671,000
(1)(3)
Danske Bank A/S,
4.999%,
03/27/2032 3,670,964
0.0
2,901,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 2,967,951
0.0
6,636,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 6,783,103
0.1
3,097,000
(1)(2)(3)
DNB Bank ASA,
4.832%,
03/30/2032 3,086,766
0.0
2,465,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 2,477,399
0.0
3,371,000
(1)
EQT AB, 5.850%,
05/08/2035 3,389,477
0.0
6,221,000
(1)(2)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 6,245,275
0.1
4,658,000
(1)(2)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 4,609,867
0.1
2,049,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 2,008,363
0.0
1,453,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,425,039
0.0
1,807,000
(2)
Extra Space Storage
L.P., 5.350%,
01/15/2035 1,819,159
0.0
8,003,000
(1)
Fairfax Financial
Holdings Ltd., 6.200%,
06/08/2056 7,989,388
0.1
5,974,000
(1)(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 6,073,401
0.1
2,210,000
(1)
First Eagle Holdings,
Inc., 7.250%,
08/15/2032 2,227,450
0.0
4,958,000
(2)
First Industrial L.P.,
5.250%,
01/15/2031 4,991,815
0.1
2,735,000
(1)(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,753,401
0.0
2,490,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 2,577,523
0.0
4,571,000
(1)
Gabx Leasing LLC,
5.300%,
04/15/2036 4,538,766
0.1
6,365,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 6,246,833
0.1
849,000
(3)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 833,147
0.0
1,933,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 1,940,237
0.0
3,095,000
(2)(3)
Goldman Sachs
Group, Inc., 5.425%,
06/03/2037 3,106,813
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,705,000
(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 $ 2,748,258
0.0
1,737,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,780,430
0.0
76,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 78,846
0.0
5,869,000
(1)(2)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.038%,
(TSFR3M + 2.387%),
02/12/2067 5,778,021
0.1
5,958,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,650,091
0.1
2,196,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 1,985,235
0.0
3,765,000
(3)
HSBC Holdings PLC,
4.619%,
11/06/2031 3,712,455
0.0
3,653,000
(2)(3)
HSBC Holdings PLC,
5.279%,
03/10/2037 3,611,876
0.0
2,231,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 2,250,669
0.0
15,230,000
(3)
Huntington Bancshares,
Inc., 5.605%,
01/28/2041 14,937,015
0.1
3,785,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 3,792,910
0.0
1,000,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 987,466
0.0
10,149,000
(3)
ING Groep NV, 5.420%,
03/23/2037 10,177,900
0.1
3,665,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 3,326,582
0.0
2,304,000
(2)
Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 1,990,946
0.0
5,001,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 4,735,263
0.1
1,727,000
(2)
Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 1,762,470
0.0
4,080,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 4,197,959
0.1
1,198,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 1,190,072
0.0
1,065,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 938,268
0.0
1,425,000
(3)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 1,254,612
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,881,000
(2)(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 $ 1,841,915
0.0
1,145,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 1,075,583
0.0
4,173,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 4,131,527
0.0
1,130,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,111,484
0.0
1,158,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 1,126,355
0.0
6,555,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 6,518,801
0.1
3,813,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 3,796,646
0.0
2,750,000
(3)
JPMorgan Chase & Co.,
4.622%,
04/23/2032 2,718,870
0.0
9,048,000
(3)
JPMorgan Chase & Co.,
4.810%,
10/22/2036 8,800,110
0.1
2,733,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 2,751,891
0.0
1,099,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 1,106,578
0.0
17,035,000
(3)
JPMorgan Chase & Co.,
5.148%,
04/23/2037 16,918,737
0.2
1,459,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,471,367
0.0
4,080,000
(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 4,196,183
0.1
1,300,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 1,328,665
0.0
1,736,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 1,806,368
0.0
5,973,000
(2)(3)
KeyCorp, 5.305%,
01/28/2037 5,887,669
0.1
3,190,000
(3)
KeyCorp Capital I,
4.727%, (TSFR3M +
1.002%),
07/01/2028 3,144,160
0.0
1,049,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,047,692
0.0
3,387,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 3,312,130
0.0
4,692,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 5,009,601
0.1
3,939,000
(2)
LPL Holdings, Inc.,
5.150%,
06/15/2030 3,952,753
0.0
2,342,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 2,360,195
0.0
3,805,000  LPL Holdings, Inc.,
5.750%,
06/15/2035 3,816,137
0.0
3,028,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 3,037,991
0.0
2,901,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 2,925,046
0.0
4,938,000
(2)(3)
M&T Bank Corp.,
3.500%,
12/31/2199 4,919,797
0.1
15,541,000
(2)(3)
M&T Bank Corp.,
5.400%,
07/30/2035 15,525,402
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,368,000
(2)
Main Street Capital
Corp., 6.950%,
03/01/2029 $ 4,493,089
0.1
1,776,000
(2)
Mid-America
Apartments L.P.,
5.300%,
02/15/2032 1,815,869
0.0
2,150,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 2,148,191
0.0
3,779,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.505%,
01/14/2032 3,715,896
0.0
1,426,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 1,444,059
0.0
8,525,000
(2)(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 8,731,310
0.1
6,221,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 6,154,175
0.1
2,097,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 1,819,613
0.0
1,458,000
(2)(3)
Morgan Stanley,
4.457%,
04/22/2039 1,344,528
0.0
340,000
(3)
Morgan Stanley,
4.708%,
03/12/2032 335,879
0.0
1,845,000
(3)
Morgan Stanley,
4.809%,
04/16/2032 1,831,044
0.0
1,924,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 1,937,691
0.0
8,272,000
(3)
Morgan Stanley,
5.073%,
01/30/2037 8,092,459
0.1
1,246,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 1,257,378
0.0
8,573,000
(3)
Morgan Stanley,
5.296%,
04/10/2037 8,533,626
0.1
4,921,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 5,054,154
0.1
9,918,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 9,901,868
0.1
965,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 839,221
0.0
764,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 763,732
0.0
656,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 647,116
0.0
545,000
(3)
Morgan Stanley
Bank NA, 5.504%,
05/26/2028 549,633
0.0
2,870,000
(3)
Morgan Stanley Private
Bank NA, 4.466%,
07/06/2028 2,867,253
0.0
4,247,000  National Bank of
Canada, 5.600%,
12/18/2028 4,348,551
0.1
6,187,000
(2)
National Health
Investors, Inc., 5.350%,
02/01/2033 6,127,939
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,752,000
(1)
Nationwide Building
Society, 4.351%,
09/30/2030 $ 1,720,049
0.0
2,975,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 2,994,842
0.0
3,236,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 3,357,094
0.0
5,488,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 5,591,843
0.1
4,270,000
(1)(2)
Nippon Life Insurance
Co., 4.748%,
04/02/2031 4,253,840
0.1
3,197,000  NNN REIT, Inc.,
4.600%,
02/15/2031 3,168,541
0.0
5,305,000
(3)
Northern Trust Corp.,
5.117%,
11/19/2040 5,188,703
0.1
2,910,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 2,958,202
0.0
6,306,000  Old Republic
International Corp.,
5.700%,
06/01/2036 6,331,139
0.1
2,809,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 2,823,372
0.0
2,895,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 2,965,893
0.0
996,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 853,847
0.0
110,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 111,068
0.0
3,875,000
(2)(3)
PNC Financial Services
Group, Inc., 5.423%,
01/25/2041 3,809,218
0.0
2,618,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 2,759,671
0.0
4,453,000
(1)(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 4,516,708
0.1
999,000
(1)(2)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 1,016,673
0.0
8,035,000
(2)
Raymond James
Financial, Inc., 5.650%,
09/11/2055 7,816,894
0.1
6,652,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 5,782,160
0.1
900,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 915,567
0.0
3,307,000
(2)
RLI Corp., 5.375%,
06/01/2036 3,211,296
0.0
2,015,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2031 2,059,424
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,135,000
(2)(3)
Royal Bank of Canada,
4.612%,
05/03/2032 $ 3,100,311
0.0
4,500,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 4,491,021
0.1
2,325,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 2,343,471
0.0
2,778,000
(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 2,812,234
0.0
1,291,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,171,068
0.0
2,513,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,484,295
0.0
772,000
(2)(3)
SLM Corp., 6.495%,
05/15/2032 772,071
0.0
7,420,000
(1)(3)
Sompo Holdings, Inc.,
5.411%,
04/22/2037 7,287,854
0.1
2,350,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 2,404,308
0.0
8,244,000
(3)
State Street Corp.,
3.031%,
11/01/2034 7,749,018
0.1
3,402,000
(3)
State Street Corp.,
4.675%,
10/22/2032 3,382,079
0.0
2,249,000  State Street Corp.,
4.729%,
02/28/2030 2,265,417
0.0
1,323,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 1,258,965
0.0
3,151,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
4.494%,
01/15/2032 3,093,849
0.0
3,042,000  Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 3,091,315
0.0
5,849,000
(2)(3)
Sumitomo Mitsui
Financial Group, Inc.,
5.334%,
03/03/2041 5,696,778
0.1
2,185,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 2,237,784
0.0
2,781,000
(1)
Symetra Life Insurance
Co., 6.550%,
10/01/2055 2,859,355
0.0
2,950,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 3,014,744
0.0
4,214,000  TPG Operating
Group II L.P., 4.875%,
05/15/2031 4,158,699
0.1
12,855,000
(2)(3)
Truist Financial Corp.,
4.576%, (TSFR3M +
0.912%),
03/15/2028 12,713,679
0.1
4,678,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 4,756,724
0.1
975,000
(1)(3)
UBS Group AG,
1.494%,
08/10/2027 971,598
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,423,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 $ 2,609,079
0.0
9,836,000
(3)
US Bancorp, 5.723%,
05/20/2041 9,871,305
0.1
1,960,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 2,051,093
0.0
5,525,000
(3)
Wells Fargo & Co.,
4.577%,
05/20/2029 5,512,266
0.1
9,474,000
(2)(3)
Wells Fargo & Co.,
4.960%,
01/23/2037 9,252,748
0.1
520,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 530,212
0.0
1,028,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 1,054,202
0.0
718,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 775,241
0.0
2,052,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 2,035,100
0.0
2,554,000
(2)(3)
Wells Fargo & Co. GG,
6.125%,
12/31/2199 2,585,422
0.0
5,578,000
(1)
Wynnton Funding Trust,
5.251%,
08/15/2035 5,516,945
0.1
9,491,000
(1)
Wynnton Funding Trust
II, 5.991%,
08/15/2055 9,488,183
0.1
845,561,591
7.5
Financials : 0.1%
2,035,000
(1)(2)
Iron Mountain, Inc.,
6.250%,
01/15/2033 2,057,301
0.0
2,490,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 2,483,542
0.0
2,890,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 2,942,640
0.1
2,060,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 2,116,829
0.0
9,600,312
0.1
Industrial : 1.5%
2,294,000  AGCO Corp., 5.450%,
03/21/2027 2,307,152
0.0
1,546,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 1,577,494
0.0
2,570,000
(1)
Arcosa , Inc., 6.875%,
08/15/2032 2,682,957
0.0
4,723,000
(2)
Arrow Electronics, Inc.,
5.150%,
08/21/2029 4,771,422
0.1
4,302,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 4,361,797
0.1
3,668,000  Berry Global, Inc.,
1.650%,
01/15/2027 3,613,365
0.0
1,512,000  Boeing Co., 5.930%,
05/01/2060 1,488,389
0.0
423,000  Boeing Co., 6.858%,
05/01/2054 475,752
0.0
2,673,000  Boeing Co., 7.008%,
05/01/2064 3,042,565
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,355,000
(1)(2)
Bombardier, Inc.,
7.250%,
07/01/2031 $ 3,514,607
0.0
6,114,000  Canadian National
Railway Co., 4.200%,
03/12/2031 5,992,663
0.1
1,551,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,470,963
0.0
687,000  Carrier Global Corp.,
2.722%,
02/15/2030 642,517
0.0
3,290,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 3,293,191
0.0
2,750,000
(1)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 2,870,175
0.0
4,253,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 4,295,438
0.1
4,120,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 4,200,218
0.1
3,184,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 3,229,903
0.0
4,255,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 4,355,350
0.1
3,050,000
(1)(2)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 2,954,604
0.0
269,000  FedEx Corp., 4.550%,
04/01/2046 235,091
0.0
1,522,628  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 1,317,979
0.0
3,875,000  Flex Ltd., 5.250%,
01/15/2032 3,892,922
0.0
2,414,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 2,304,511
0.0
1,220,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 1,156,461
0.0
3,170,000
(1)
FTAI Aviation Investors
LLC, 7.000%,
06/15/2032 3,280,506
0.0
1,103,000  GATX Corp., 4.000%,
06/30/2030 1,075,091
0.0
2,150,000
(1)
GFL Environmental
Holdings US, Inc.,
5.500%,
02/01/2034 2,105,578
0.0
1,128,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 1,166,425
0.0
4,298,000  HEICO Corp., 5.250%,
08/01/2028 4,348,885
0.1
7,570,000
(1)
Honeywell Aerospace,
Inc., 5.732%,
03/16/2056 7,574,981
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,409,000
(1)
Honeywell Aerospace,
Inc., 5.852%,
03/16/2066 $ 4,445,866
0.1
259,000  Honeywell International,
Inc., 4.750%,
02/01/2032 258,693
0.0
1,980,000  Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 1,938,908
0.0
3,080,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 3,026,802
0.0
1,219,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 1,240,396
0.0
808,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 823,167
0.0
2,331,000  Jacobs Solutions, Inc.,
4.750%,
03/03/2031 2,311,091
0.0
3,021,000  Jacobs Solutions, Inc.,
5.375%,
03/03/2036 2,972,400
0.0
2,203,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 2,229,049
0.0
731,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 748,920
0.0
278,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 282,477
0.0
172,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 174,385
0.0
2,445,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,419,299
0.0
5,266,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 5,332,737
0.1
4,173,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 4,224,673
0.1
7,742,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 7,844,830
0.1
3,653,000  Ryder System, Inc.,
5.000%,
03/15/2030 3,688,372
0.0
2,193,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 2,210,051
0.0
2,200,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 2,228,987
0.0
421,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 429,897
0.0
3,012,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 3,081,390
0.0
2,183,000
(2)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 2,221,003
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,110,000
(1)(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 $ 2,225,947
0.0
2,396,000  Sonoco Products Co.,
4.600%,
09/01/2029 2,382,114
0.0
1,070,000
(1)(2)
Standard Building
Solutions, Inc., 6.500%,
08/15/2032 1,077,163
0.0
3,925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 3,730,675
0.0
2,720,000
(1)(2)
Terex Corp., 6.250%,
10/15/2032 2,756,799
0.0
4,229,000  Vertiv Holdings Co.,
5.650%,
03/15/2046 4,139,927
0.1
2,720,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 2,790,152
0.0
2,459,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 2,461,619
0.0
4,250,000
(2)
WRKCo , Inc., 4.200%,
06/01/2032 4,080,309
0.1
4,953,000
(1)
WSP Global, Inc.,
5.039%,
09/18/2031 4,920,379
0.1
174,297,429
1.5
Industrials : 0.1%
1,950,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 2,039,043
0.0
2,120,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,165,913
0.0
2,210,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 2,235,785
0.0
2,405,000
(1)
TransDigm , Inc.,
6.750%,
01/31/2034 2,468,549
0.1
8,909,290
0.1
Technology : 2.4%
7,311,000
(2)
Accenture Capital, Inc.,
4.250%,
10/04/2031 7,135,985
0.1
2,615,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 2,695,121
0.0
4,276,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 4,173,065
0.1
4,513,000  Broadcom, Inc.,
2.450%,
02/15/2031 4,084,182
0.1
5,460,000
(1)(2)
Broadcom, Inc.,
3.187%,
11/15/2036 4,576,636
0.1
3,037,000  Broadcom, Inc.,
4.800%,
10/15/2034 2,973,663
0.0
3,482,000  Broadcom, Inc.,
4.900%,
07/15/2032 3,494,273
0.0
2,641,000  Broadcom, Inc.,
5.050%,
04/15/2030 2,680,680
0.0
2,001,000  Broadcom, Inc.,
5.150%,
11/15/2031 2,036,541
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,040,000  Broadcom, Inc.,
5.200%,
04/15/2032 $ 1,060,008
0.0
2,405,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 2,440,642
0.0
3,662,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 3,633,516
0.0
2,359,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 2,356,120
0.0
3,620,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 3,395,435
0.0
3,085,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 3,097,044
0.0
1,745,000
(1)(2)
CoreWeave , Inc.,
9.250%,
06/01/2030 1,757,617
0.0
1,384,000
(2)
Fiserv, Inc., 5.150%,
08/12/2034 1,344,584
0.0
1,925,000
(1)(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,959,419
0.0
1,013,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 1,030,173
0.0
1,717,000
(1)(2)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 1,772,304
0.0
6,281,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 6,649,367
0.1
3,545,000
(2)
Hewlett Packard
Enterprise Co., 5.250%,
04/01/2033 3,556,956
0.0
2,009,000
(2)
HP, Inc., 2.650%,
06/17/2031 1,796,285
0.0
245,000
(2)
Intel Corp., 5.600%,
02/21/2054 229,291
0.0
3,250,000  Intel Corp., 5.700%,
02/10/2053 3,067,474
0.0
6,251,000
(2)
International Business
Machines Corp.,
4.800%,
02/10/2030 6,282,912
0.1
3,191,000  International Business
Machines Corp.,
4.900%,
07/27/2052 2,709,316
0.0
7,256,000
(2)
International Business
Machines Corp.,
4.950%,
02/03/2036 7,082,678
0.1
6,143,000
(2)
International Business
Machines Corp.,
5.000%,
02/10/2032 6,182,093
0.1
2,909,000
(2)
International Business
Machines Corp.,
5.200%,
02/10/2035 2,919,738
0.0
9,043,000
(2)
International Business
Machines Corp.,
5.800%,
02/03/2056 8,778,116
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
12,129,000
(2)
Intuit, Inc., 5.500%,
09/15/2053 $ 10,906,793
0.1
2,459,000
(2)
Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,310,971
0.0
2,006,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 2,058,178
0.0
4,080,000  Micron Technology, Inc.,
3.366%,
11/01/2041 3,186,271
0.0
4,246,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 4,018,232
0.1
3,519,000  MSCI, Inc., 5.150%,
03/15/2036 3,407,696
0.0
2,127,000
(2)
NetApp, Inc., 5.500%,
03/17/2032 2,174,870
0.0
4,209,000  NVIDIA Corp., 4.750%,
06/15/2033 4,198,190
0.1
3,755,000  NVIDIA Corp., 5.550%,
06/15/2046 3,729,332
0.0
6,265,000  NVIDIA Corp., 5.625%,
06/15/2056 6,223,135
0.1
2,114,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 2,092,268
0.0
1,985,000
(1)
OAK-Eagle Acquireco ,
Inc., 7.250%,
07/01/2033 2,077,603
0.0
770,000
(1)
OAK-Eagle Acquireco ,
Inc., 8.750%,
07/01/2034 817,680
0.0
4,220,000
(1)(2)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 3,707,444
0.0
5,808,000
(2)
Oracle Corp., 2.300%,
03/25/2028 5,560,414
0.1
2,520,000  Oracle Corp., 2.950%,
04/01/2030 2,320,046
0.0
2,941,000  Oracle Corp., 3.800%,
11/15/2037 2,351,148
0.0
177,000  Oracle Corp., 3.850%,
07/15/2036 147,008
0.0
498,000
(2)
Oracle Corp., 3.850%,
04/01/2060 292,735
0.0
4,227,000
(2)
Oracle Corp., 4.950%,
02/04/2031 4,139,213
0.1
2,644,000
(2)
Oracle Corp., 5.200%,
09/26/2035 2,476,420
0.0
7,726,000  Oracle Corp., 5.350%,
05/04/2033 7,506,968
0.1
5,280,000  Oracle Corp., 5.375%,
09/27/2054 4,144,624
0.1
2,161,000  Oracle Corp., 5.500%,
09/27/2064 1,672,800
0.0
3,125,000  Oracle Corp., 5.875%,
09/26/2045 2,737,335
0.0
11,915,000  Oracle Corp., 5.950%,
09/26/2055 10,131,949
0.1
4,320,000  Oracle Corp., 6.000%,
08/03/2055 3,681,019
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
3,890,000  Oracle Corp., 6.100%,
09/26/2065 $ 3,257,498
0.0
1,739,000
(2)
Oracle Corp., 6.125%,
08/03/2065 1,462,416
0.0
2,415,000  Oracle Corp., 6.550%,
02/04/2046 2,277,831
0.0
2,945,000  Oracle Corp., 6.700%,
02/04/2056 2,773,578
0.0
2,415,000  Oracle Corp., 6.850%,
02/04/2066 2,249,301
0.0
2,095,000
(1)(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 1,876,879
0.0
2,156,000  Qualcomm, Inc.,
4.750%,
05/20/2032 2,160,089
0.0
4,190,000  Salesforce, Inc.,
4.900%,
09/15/2031 4,181,609
0.1
5,027,000
(2)
Salesforce, Inc.,
5.200%,
03/15/2033 5,037,250
0.1
4,551,000  Salesforce, Inc.,
5.550%,
03/15/2036 4,549,425
0.1
4,229,000  Salesforce, Inc.,
6.400%,
03/15/2046 4,273,879
0.1
6,940,000  Salesforce, Inc.,
6.550%,
03/15/2056 6,946,836
0.1
3,870,000
(2)
ServiceNow, Inc.,
5.050%,
05/15/2033 3,867,108
0.0
3,870,000  ServiceNow, Inc.,
5.400%,
05/15/2036 3,869,834
0.0
4,975,000
(2)
ServiceNow, Inc.,
6.300%,
05/15/2056 5,072,687
0.1
2,096,000  Synopsys, Inc., 5.000%,
04/01/2032 2,100,408
0.0
2,204,000
(2)
Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 2,247,890
0.0
1,980,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 1,814,826
0.0
265,040,920
2.4
Utilities : 2.6%
4,409,000  AEP Texas, Inc.,
5.450%,
05/15/2029 4,496,106
0.1
1,580,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 1,591,746
0.0
3,528,000
(2)
AES Corp., 5.800%,
03/15/2032 3,576,332
0.0
2,025,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 2,063,179
0.0
2,175,000  Ameren Corp., 1.750%,
03/15/2028 2,074,012
0.0
1,788,000  Ameren Corp., 5.000%,
01/15/2029 1,803,230
0.0
2,004,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 1,795,065
0.0
2,225,000  Avangrid, Inc., 3.800%,
06/01/2029 2,167,156
0.0
1,956,000  Black Hills Corp.,
3.050%,
10/15/2029 1,855,060
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,996,000  Black Hills Corp.,
4.550%,
01/31/2031 $ 9,848,489
0.1
1,123,000  Black Hills Corp.,
6.000%,
01/15/2035 1,169,894
0.0
2,075,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 2,163,023
0.0
1,912,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 1,952,734
0.0
1,857,260
(1)
Chile Electricity Lux
Mpc II Sarl , 5.580%,
10/20/2035 1,885,861
0.0
6,905,000
(1)
Chpe LLC, 5.875%,
06/29/2046 6,949,970
0.1
1,929,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 1,888,508
0.0
1,142,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 1,063,631
0.0
4,174,000
(2)(3)
CMS Energy Corp.,
4.750%,
06/01/2050 4,092,453
0.1
5,075,000
(1)
Comision Federal de
Electricidad , 6.450%,
01/24/2035 5,088,906
0.1
436,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 444,092
0.0
5,781,000
(2)
Constellation Energy
Generation LLC,
5.300%,
06/01/2036 5,752,685
0.1
1,342,000  DTE Energy Co.,
4.950%,
07/01/2027 1,348,902
0.0
3,698,000  DTE Energy Co.,
5.200%,
04/01/2030 3,752,431
0.1
4,170,000  Duke Energy Carolinas
LLC, 5.150%,
06/15/2036 4,175,865
0.1
3,464,000
(2)
Duke Energy Carolinas
LLC, 5.750%,
06/15/2056 3,462,199
0.0
2,511,000
(2)
Duke Energy Florida
LLC, 2.400%,
12/15/2031 2,238,975
0.0
1,192,000
(2)
Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,085,658
0.0
1,180,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,058,043
0.0
3,791,000
(1)
Electricite de France
SA, 4.875%,
09/21/2038 3,507,413
0.0
5,021,000
(2)
Entergy Arkansas LLC,
5.750%,
01/15/2056 5,003,139
0.1
1,700,000  Entergy Corp., 2.400%,
06/15/2031 1,514,551
0.0
922,000  Entergy Corp., 2.800%,
06/15/2030 856,872
0.0
3,527,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 3,274,016
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,145,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 $ 1,159,764
0.0
1,818,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 1,829,858
0.0
802,000
(2)
Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 848,189
0.0
1,589,000
(2)
Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,451,629
0.0
1,980,000  Eversource Energy,
2.550%,
03/15/2031 1,786,771
0.0
4,069,000  Eversource Energy,
2.900%,
03/01/2027 4,028,708
0.1
1,219,000  Eversource Energy,
5.125%,
05/15/2033 1,220,160
0.0
2,696,000  Eversource Energy,
5.450%,
03/01/2028 2,727,306
0.0
2,725,000  Eversource Energy,
5.950%,
02/01/2029 2,803,411
0.0
1,233,000
(3)
Eversource Energy A,
6.100%,
08/15/2056 1,231,015
0.0
2,705,000
(2)(3)
Eversource Energy B,
6.350%,
08/15/2056 2,708,365
0.0
2,241,000
(2)
Eversource Energy U,
1.400%,
08/15/2026 2,232,317
0.0
4,339,000  Exelon Corp., 5.150%,
03/15/2028 4,380,515
0.1
1,911,000  Exelon Corp., 5.150%,
03/15/2029 1,937,396
0.0
3,349,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 3,330,573
0.0
2,006,000  Florida Power &
Light Co., 5.300%,
06/15/2034 2,047,444
0.0
1,564,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 1,519,522
0.0
511,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 457,251
0.0
716,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 736,112
0.0
2,459,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 2,506,160
0.0
3,667,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 3,758,727
0.1
716,000
(2)
Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 736,645
0.0
1,959,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 2,049,748
0.0
3,155,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 3,014,087
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
4,164,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 $ 3,838,063
0.1
1,786,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 1,598,025
0.0
499,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 481,287
0.0
292,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 306,627
0.0
1,711,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 1,484,186
0.0
3,483,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,439,139
0.0
4,864,000
(2)(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,800,062
0.1
2,463,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 2,510,913
0.0
5,039,000
(2)
NextEra Energy Capital
Holdings, Inc., 5.850%,
03/01/2056 4,969,242
0.1
3,061,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 3,143,004
0.0
9,346,000
(3)
NextEra Energy Capital
Holdings, Inc. BB,
6.200%,
10/01/2056 9,340,657
0.1
6,350,000
(3)
NextEra Energy Capital
Holdings, Inc. CC,
6.625%,
10/01/2066 6,450,247
0.1
2,000,000
(1)(2)
Niagara Energy SAC,
5.746%,
10/03/2034 2,015,270
0.0
2,671,000
(1)(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 2,407,386
0.0
444,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 423,700
0.0
3,611,000  NiSource, Inc., 5.850%,
04/01/2055 3,583,232
0.0
7,776,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 7,853,255
0.1
2,315,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 2,328,253
0.0
1,052,000  NSTAR Electric Co.,
1.950%,
08/15/2031 923,913
0.0
1,105,000  OGE Energy Corp.,
5.450%,
05/15/2029 1,126,057
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,466,000  ONE Gas, Inc., 5.100%,
04/01/2029 $ 1,485,959
0.0
1,280,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 1,010,897
0.0
761,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 633,096
0.0
1,293,000
(3)
PG&E Corp., 6.850%,
09/15/2056 1,289,048
0.0
2,816,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 2,848,691
0.0
4,066,000
(1)(2)
PSEG Power LLC,
5.750%,
05/15/2035 4,152,432
0.1
1,440,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 1,459,986
0.0
1,254,000
(2)
Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,106,738
0.0
2,684,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 2,381,356
0.0
2,666,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 2,688,087
0.0
3,888,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 3,941,824
0.1
1,187,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 1,203,606
0.0
2,950,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,003,386
0.0
4,028,000
(3)
Sempra, 6.400%,
10/01/2054 4,050,887
0.1
11,671,000
(3)
Sempra Energy,
4.125%,
04/01/2052 11,577,755
0.1
3,460,000  Southern Co., 5.113%,
08/01/2027 3,477,417
0.0
4,495,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 4,488,466
0.1
960,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 974,779
0.0
9,531,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 9,563,810
0.1
497,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 502,354
0.0
2,080,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 2,097,809
0.0
3,150,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 3,183,689
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
5,719,000  Virginia Electric and
Power Co., 4.950%,
03/15/2036 $ 5,600,077
0.1
3,054,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 3,001,732
0.0
4,162,000
(2)
WEC Energy Group,
Inc., 1.375%,
10/15/2027 4,003,721
0.1
2,448,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,314,626
0.0
1,155,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,163,476
0.0
1,480,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 1,504,534
0.0
3,119,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 3,178,885
0.0
995,000
(3)
Xcel Energy, Inc.,
5.750%,
12/03/2056 983,664
0.0
297,397,174
2.6
Total Corporate Bonds/
Notes
(Cost $2,737,055,866)
2,729,351,904
24.2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 19.5%
Federal Home Loan Bank Discount Notes : 0.0%
3,350,000
(4)
3.660
%,
07/15/2026 3,344,975
0.0
Federal Home Loan Mortgage Corporation : 0.8%
(5)
50,285
2.500
%,
05/01/2030 48,650
0.0
134,936
2.500
%,
05/01/2030 130,350
0.0
204,717
2.500
%,
06/01/2030 197,687
0.0
527,029
3.000
%,
11/01/2042 472,776
0.0
538,314
3.000
%,
02/01/2043 488,313
0.0
608,735
3.000
%,
03/01/2045 549,638
0.0
631,029
3.000
%,
03/01/2045 570,425
0.0
1,686,176
3.000
%,
04/01/2045 1,523,889
0.0
1,715,731
3.000
%,
04/01/2045 1,550,240
0.0
792,002
3.000
%,
10/01/2046 713,140
0.0
6,774,754
3.000
%,
10/01/2046 6,081,559
0.1
2,623,502
3.000
%,
03/01/2048 2,355,054
0.0
3,161,625
3.000
%,
03/01/2048 2,840,889
0.0
8,095,560
3.000
%,
08/01/2048 7,243,322
0.1
2,643,166
3.500
%,
01/01/2045 2,473,546
0.0
1,007,068
3.500
%,
03/01/2045 937,942
0.0
4,027,183
3.500
%,
12/01/2046 3,742,264
0.1
3,147,516
3.500
%,
04/01/2047 2,925,942
0.1
2,146,160
3.500
%,
07/01/2047 1,988,163
0.0
2,054,434
3.500
%,
10/01/2047 1,894,303
0.0
7,902,163
3.500
%,
01/01/2048 7,299,110
0.1
1,074,754
3.500
%,
03/01/2048 990,861
0.0
18,982,579
3.500
%,
03/01/2048 17,598,130
0.2
211,926
4.000
%,
10/01/2041 203,898
0.0
305,765
4.000
%,
12/01/2041 294,721
0.0
821,749
4.000
%,
08/01/2044 786,084
0.0
301,267
4.000
%,
07/01/2045 288,254
0.0
489,725
4.000
%,
09/01/2045 467,860
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
621,468
4.000
%,
09/01/2045 $ 594,721
0.0
937,255
4.000
%,
09/01/2045 895,604
0.0
7,395,907
4.000
%,
11/01/2045 7,067,246
0.1
733,250
4.000
%,
05/01/2046 699,907
0.0
459,290
4.000
%,
05/01/2047 438,924
0.0
2,559,005
4.000
%,
11/01/2047 2,426,857
0.0
150,050
4.000
%,
03/01/2048 142,916
0.0
2,907,352
4.000
%,
06/01/2048 2,771,897
0.0
129,217
4.500
%,
08/01/2041 127,716
0.0
325,320
4.500
%,
09/01/2041 322,291
0.0
315,698
4.500
%,
10/01/2041 312,760
0.0
776,462
4.500
%,
03/01/2044 757,237
0.0
1,513,457
4.500
%,
02/01/2048 1,479,665
0.0
174,356
4.500
%,
06/01/2048 170,517
0.0
30,167
5.000
%,
01/01/2041 30,477
0.0
170,421
5.000
%,
04/01/2041 171,779
0.0
8,896
5.500
%,
07/01/2037 9,170
0.0
511,653
5.500
%,
11/01/2038 526,086
0.0
4,333
6.000
%,
01/01/2029 4,439
0.0
1,877
(3)
6.127
%, (RFUCCT1Y +
1.756%),
05/01/2037 1,928
0.0
1,086
6.500
%,
12/01/2031 1,126
0.0
121,297
6.500
%,
09/01/2034 125,743
0.0
85,736,016
0.8
Federal National Mortgage Association : 0.2%
(5)
13,383,577
3.000
%,
12/01/2054 11,797,890
0.1
1,733,163
3.500
%,
01/01/2044 1,619,945
0.0
2,120,962
4.000
%,
12/01/2046 2,045,505
0.0
757,378
4.500
%,
09/01/2047 742,433
0.0
6,295,893
5.000
%,
08/01/2056 6,261,469
0.1
29,677
6.000
%,
05/01/2038 30,085
0.0
22,497,327
0.2
Government National Mortgage Association : 4.3%
7,074,431
2.500
%,
03/20/2051 6,054,718
0.1
3,933,522
2.500
%,
04/20/2051 3,366,753
0.0
16,645,660
2.500
%,
04/20/2051 14,246,291
0.1
5,743,073
2.500
%,
05/20/2051 4,915,223
0.1
14,904,495
2.500
%,
08/20/2051 12,755,900
0.1
6,446,540
2.500
%,
09/20/2051 5,517,200
0.1
14,945,391
2.500
%,
12/20/2051 12,790,762
0.1
19,386,377
2.500
%,
04/20/2052 16,587,459
0.2
4,272,468
3.000
%,
10/20/2049 3,756,450
0.0
2,367,615
3.000
%,
11/20/2049 2,081,581
0.0
2,032,007
3.000
%,
10/20/2051 1,807,382
0.0
3,851,268
3.000
%,
10/20/2051 3,367,217
0.0
2,190,789
3.000
%,
11/20/2051 1,903,953
0.0
566,618
3.500
%,
07/20/2046 509,841
0.0
2,332,670
3.500
%,
07/20/2046 2,096,201
0.0
785,504
3.500
%,
10/20/2046 711,577
0.0
329,543
3.500
%,
02/20/2047 299,649
0.0
212,453
3.500
%,
03/20/2047 192,720
0.0
220,312
3.500
%,
07/20/2047 203,004
0.0
513,306
3.500
%,
08/20/2047 465,522
0.0
552,243
3.500
%,
09/20/2047 500,200
0.0
4,629,377
3.500
%,
12/20/2047 4,286,651
0.0
2,726,655
3.500
%,
01/20/2048 2,492,978
0.0
2,391,285
3.500
%,
02/20/2048 2,206,505
0.0
4,135,111
3.500
%,
02/20/2048 3,792,384
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
338,503
3.500
%,
03/20/2048 $ 307,191
0.0
11,156,517
3.500
%,
03/20/2048 10,215,962
0.1
81,067
4.000
%,
11/20/2040 78,358
0.0
486,347
4.000
%,
03/20/2046 460,935
0.0
6,028,288
4.000
%,
09/20/2047 5,724,458
0.1
2,798,537
4.000
%,
02/20/2050 2,654,560
0.0
108,962
4.500
%,
10/15/2039 109,786
0.0
78,368
4.500
%,
11/15/2039 77,593
0.0
81,020
4.500
%,
11/15/2039 80,019
0.0
25,619
4.500
%,
12/15/2039 25,151
0.0
4,805,254
4.500
%,
08/20/2040 4,758,303
0.1
5,739,026
4.500
%,
09/20/2040 5,689,003
0.1
3,778,572
4.500
%,
06/20/2041 3,720,888
0.0
24,376
4.500
%,
08/20/2041 24,128
0.0
454,854
4.500
%,
09/15/2047 442,939
0.0
130,068,000
(6)
4.500
%,
07/20/2055 124,951,418
1.1
3,265,012
5.000
%,
11/20/2052 3,240,267
0.0
897,776
5.000
%,
01/20/2053 890,957
0.0
1,613,053
5.000
%,
06/20/2053 1,598,262
0.0
46,485,000
(6)
5.000
%,
07/20/2055 45,835,915
0.4
129,077,000
(6)
5.500
%,
07/20/2056 129,731,453
1.2
8,068,307
6.000
%,
05/20/2055 8,255,052
0.1
32,063,000
(6)
6.000
%,
08/20/2055 32,680,276
0.3
488,460,995
4.3
Uniform Mortgage-Backed Securities : 14.2%
15,679,973
2.000
%,
12/01/2050 12,648,336
0.1
9,612,125
2.000
%,
05/01/2051 7,867,645
0.1
20,704,666
2.000
%,
05/01/2051 16,649,997
0.2
27,199,350
2.000
%,
05/01/2051 21,907,916
0.2
809,115
2.000
%,
07/01/2051 651,881
0.0
4,122,520
2.000
%,
08/01/2051 3,345,576
0.0
8,729,536
2.000
%,
08/01/2051 7,028,583
0.1
16,966,710
2.000
%,
09/01/2051 13,643,668
0.1
8,010,623
2.000
%,
10/01/2051 6,442,479
0.1
769,374
2.000
%,
11/01/2051 623,878
0.0
1,705,762
2.000
%,
11/01/2051 1,389,262
0.0
13,451,232
2.000
%,
11/01/2051 11,007,253
0.1
6,669,884
2.000
%,
12/01/2051 5,434,629
0.1
24,231,251
2.000
%,
12/01/2051 19,468,429
0.2
3,986,721
2.000
%,
01/01/2052 3,259,425
0.0
3,243,193
2.000
%,
02/01/2052 2,643,003
0.0
3,935,353
2.000
%,
02/01/2052 3,210,827
0.0
6,639,594
2.000
%,
02/01/2052 5,410,641
0.1
6,651,140
2.000
%,
02/01/2052 5,415,668
0.1
9,745,438
2.000
%,
02/01/2052 7,965,678
0.1
10,194,675
2.000
%,
02/01/2052 8,340,133
0.1
11,365,593
2.000
%,
02/01/2052 9,298,183
0.1
20,725,392
2.000
%,
02/01/2052 16,657,823
0.2
22,128,232
2.000
%,
02/01/2052 18,026,771
0.2
3,969,891
2.000
%,
03/01/2052 3,239,062
0.0
4,267,658
2.000
%,
03/01/2052 3,491,496
0.0
5,067,542
2.000
%,
03/01/2052 4,108,222
0.0
5,309,267
2.000
%,
04/01/2052 4,343,460
0.1
390,993,000
(6)
2.000
%,
07/01/2056 312,303,786
2.8
253,829
2.500
%,
05/01/2030 245,428
0.0
419,111
2.500
%,
06/01/2030 405,967
0.0
550,190
2.500
%,
06/01/2030 532,547
0.0
219,571
2.500
%,
07/01/2030 212,374
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
11,805
2.500
%,
02/01/2050 $ 9,994
0.0
18,712
2.500
%,
04/01/2050 15,800
0.0
14,764
2.500
%,
05/01/2050 12,488
0.0
28,348
2.500
%,
05/01/2050 23,986
0.0
28,578
2.500
%,
05/01/2050 24,159
0.0
53,491
2.500
%,
05/01/2050 45,234
0.0
146,025
2.500
%,
05/01/2050 123,507
0.0
13,182
2.500
%,
06/01/2050 11,148
0.0
1,357,005
2.500
%,
06/01/2050 1,157,845
0.0
16,227,074
2.500
%,
06/01/2050 13,864,465
0.1
172,685
2.500
%,
07/01/2050 145,991
0.0
2,765,484
2.500
%,
07/01/2050 2,338,198
0.0
21,795,128
2.500
%,
07/01/2050 18,446,523
0.2
82,516
2.500
%,
08/01/2050 69,837
0.0
600,507
2.500
%,
08/01/2050 508,380
0.0
1,569,493
2.500
%,
08/01/2050 1,326,902
0.0
1,762,033
2.500
%,
08/01/2050 1,487,760
0.0
18,119,948
2.500
%,
08/01/2050 15,481,636
0.1
22,236
2.500
%,
09/01/2050 18,845
0.0
67,882
2.500
%,
09/01/2050 57,414
0.0
166,964
2.500
%,
09/01/2050 141,087
0.0
681,670
2.500
%,
09/01/2050 576,379
0.0
790,082
2.500
%,
09/01/2050 667,963
0.0
3,382,363
2.500
%,
10/01/2050 2,854,739
0.0
3,613,481
2.500
%,
10/01/2050 3,050,858
0.0
2,869,352
2.500
%,
11/01/2050 2,432,637
0.0
68,092
2.500
%,
01/01/2051 57,532
0.0
8,638,770
2.500
%,
02/01/2051 7,239,682
0.1
19,107,714
2.500
%,
04/01/2051 16,126,787
0.2
2,836,671
2.500
%,
05/01/2051 2,422,515
0.0
3,366,168
2.500
%,
09/01/2051 2,885,263
0.0
15,706,883
2.500
%,
11/01/2051 13,270,662
0.1
2,084,832
2.500
%,
12/01/2051 1,784,363
0.0
13,488,761
2.500
%,
12/01/2051 11,568,427
0.1
12,830,879
2.500
%,
01/01/2052 10,929,092
0.1
2,969,547
2.500
%,
02/01/2052 2,541,835
0.0
2,978,378
2.500
%,
02/01/2052 2,542,171
0.0
5,302,553
2.500
%,
02/01/2052 4,526,627
0.1
5,952,208
2.500
%,
02/01/2052 5,082,499
0.1
9,560,280
2.500
%,
02/01/2052 8,045,657
0.1
92,604,777
2.500
%,
02/01/2052 79,268,906
0.7
5,035,544
2.500
%,
03/01/2052 4,283,940
0.0
7,457,108
2.500
%,
03/01/2052 6,353,340
0.1
23,924,921
2.500
%,
03/01/2052 20,449,337
0.2
14,706,455
2.500
%,
04/01/2052 12,496,475
0.1
93,952,000
(6)
2.500
%,
07/01/2055 78,515,980
0.7
373,347
3.000
%,
08/01/2030 365,168
0.0
195,301
3.000
%,
09/01/2030 190,492
0.0
515,586
3.000
%,
08/01/2035 492,323
0.0
1,216,725
3.000
%,
04/01/2043 1,103,240
0.0
1,159,118
3.000
%,
07/01/2043 1,048,479
0.0
355,002
3.000
%,
08/01/2043 322,021
0.0
239,353
3.000
%,
09/01/2043 216,768
0.0
3,836,623
3.000
%,
04/01/2045 3,464,735
0.0
749,900
3.000
%,
08/01/2046 673,992
0.0
1,647,409
3.000
%,
08/01/2046 1,480,610
0.0
525,252
3.000
%,
11/01/2046 471,919
0.0
1,247,626
3.000
%,
12/01/2046 1,117,493
0.0
4,838,742
3.000
%,
12/01/2046 4,341,565
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,853,909
3.000
%,
03/01/2047 $ 2,550,118
0.0
17,661,093
3.000
%,
10/01/2050 15,547,383
0.1
1,609,894
3.000
%,
03/01/2051 1,410,753
0.0
3,597,245
3.000
%,
01/01/2052 3,171,379
0.0
2,841,687
3.000
%,
02/01/2052 2,518,988
0.0
3,315,551
3.000
%,
02/01/2052 2,933,553
0.0
3,970,816
3.000
%,
02/01/2052 3,508,163
0.0
4,269,523
3.000
%,
02/01/2052 3,778,893
0.0
4,284,899
3.000
%,
02/01/2052 3,806,993
0.0
9,175,155
3.000
%,
02/01/2052 8,111,680
0.1
7,758,409
3.000
%,
03/01/2052 6,865,187
0.1
12,297,971
3.000
%,
03/01/2052 10,851,379
0.1
15,957,585
3.000
%,
05/01/2052 14,115,964
0.1
53,643,000
(6)
3.000
%,
07/01/2055 46,778,372
0.4
7,654,126
3.500
%,
06/01/2034 7,413,807
0.1
1,426,797
3.500
%,
10/01/2042 1,332,016
0.0
623,787
3.500
%,
04/01/2043 581,831
0.0
1,778,468
3.500
%,
08/01/2043 1,659,214
0.0
1,085,569
3.500
%,
03/01/2044 1,010,252
0.0
130,388
3.500
%,
01/01/2046 121,310
0.0
99,587
3.500
%,
02/01/2046 92,654
0.0
212,434
3.500
%,
02/01/2046 197,800
0.0
597,044
3.500
%,
08/01/2047 552,158
0.0
806,635
3.500
%,
09/01/2047 744,818
0.0
10,157,828
3.500
%,
11/01/2047 9,425,516
0.1
300,104
3.500
%,
12/01/2047 275,773
0.0
566,218
3.500
%,
02/01/2048 520,420
0.0
628,297
3.500
%,
05/01/2048 577,029
0.0
5,586,272
3.500
%,
07/01/2048 5,179,660
0.1
1,428,388
3.500
%,
10/01/2049 1,321,196
0.0
1,793,537
3.500
%,
02/01/2052 1,641,489
0.0
77,364
4.000
%,
03/01/2042 74,771
0.0
70,686
4.000
%,
07/01/2042 68,223
0.0
273,675
4.000
%,
07/01/2042 261,900
0.0
546,081
4.000
%,
07/01/2042 526,712
0.0
338,451
4.000
%,
09/01/2043 325,955
0.0
969,139
4.000
%,
01/01/2045 924,932
0.0
5,976,360
4.000
%,
01/01/2045 5,723,069
0.1
692,108
4.000
%,
03/01/2045 656,156
0.0
2,372,419
4.000
%,
05/01/2045 2,266,896
0.0
716,770
4.000
%,
06/01/2045 684,369
0.0
636,050
4.000
%,
11/01/2045 608,092
0.0
1,919,284
4.000
%,
02/01/2046 1,832,131
0.0
3,462,784
4.000
%,
07/01/2047 3,290,852
0.0
308,912
4.000
%,
08/01/2047 293,381
0.0
882,372
4.000
%,
08/01/2047 835,560
0.0
39,791
4.000
%,
03/01/2048 37,752
0.0
266,585
4.000
%,
03/01/2048 253,100
0.0
2,057,478
4.000
%,
09/01/2048 1,950,099
0.0
6,236,319
4.000
%,
04/01/2049 5,917,196
0.1
7,434,280
4.000
%,
05/01/2052 6,985,354
0.1
4,477,505
4.000
%,
06/01/2052 4,226,591
0.0
2,623,787
4.000
%,
11/01/2052 2,489,260
0.0
4,377,964
4.000
%,
11/01/2052 4,101,969
0.0
8,625,685
4.000
%,
12/01/2054 8,071,250
0.1
75,199,000
(6)
4.000
%,
07/01/2055 70,293,261
0.6
770,494
4.250
%,
11/01/2043 748,629
0.0
55,653
4.500
%,
11/01/2040 55,067
0.0
165,486
4.500
%,
11/01/2040 163,745
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,013,453
4.500
%,
11/01/2040 $ 1,002,783
0.0
1,811
4.500
%,
12/01/2040 1,792
0.0
2,948
4.500
%,
12/01/2040 2,917
0.0
1,820
4.500
%,
01/01/2041 1,795
0.0
3,458
4.500
%,
01/01/2041 3,422
0.0
127,279
4.500
%,
10/01/2041 125,676
0.0
230,326
4.500
%,
10/01/2044 224,184
0.0
344,013
4.500
%,
12/01/2045 336,975
0.0
242,317
4.500
%,
04/01/2047 237,585
0.0
575,264
4.500
%,
04/01/2047 563,107
0.0
1,251,059
4.500
%,
04/01/2047 1,224,446
0.0
1,529,516
4.500
%,
04/01/2047 1,498,560
0.0
446,465
4.500
%,
05/01/2047 433,828
0.0
464,508
4.500
%,
05/01/2047 454,094
0.0
712,078
4.500
%,
05/01/2047 697,150
0.0
728,244
4.500
%,
05/01/2047 713,809
0.0
738,515
4.500
%,
05/01/2047 723,263
0.0
189,843
4.500
%,
06/01/2047 185,426
0.0
401,244
4.500
%,
06/01/2047 392,402
0.0
507,730
4.500
%,
06/01/2047 496,096
0.0
1,290,545
4.500
%,
07/01/2047 1,262,353
0.0
96,030
4.500
%,
08/01/2047 93,888
0.0
5,246,802
4.500
%,
08/01/2052 5,075,262
0.1
6,573,551
4.500
%,
12/01/2054 6,304,575
0.1
20,419,000
(6)
4.500
%,
07/01/2056 19,563,954
0.2
898,320
5.000
%,
05/01/2042 906,409
0.0
129,419,000
(6)
5.000
%,
07/01/2056 127,184,730
1.1
40,748
5.500
%,
03/01/2037 41,636
0.0
51,867
5.500
%,
06/01/2039 53,395
0.0
460,698
5.500
%,
10/01/2039 472,310
0.0
38,183,960
5.500
%,
06/01/2053 38,595,967
0.4
29,993,843
5.500
%,
08/01/2053 30,242,196
0.3
2,454,551
5.500
%,
04/01/2054 2,476,502
0.0
18,132,981
5.500
%,
10/01/2054 18,223,043
0.2
2,128,331
5.500
%,
02/01/2055 2,139,314
0.0
55,849,000
(6)
5.500
%,
07/01/2056 56,036,177
0.5
30,976
6.000
%,
09/01/2036 31,989
0.0
387,301
6.000
%,
10/01/2053 396,543
0.0
2,816,482
6.000
%,
12/01/2053 2,883,549
0.0
1,707,094
6.000
%,
05/01/2054 1,748,444
0.0
22,043,455
6.000
%,
07/01/2054 22,565,060
0.2
17,734,511
6.000
%,
09/01/2054 18,154,767
0.2
26,622,370
6.000
%,
09/01/2054 27,252,323
0.3
19,383,273
6.000
%,
04/01/2055 19,841,930
0.2
82
6.500
%,
09/01/2031 85
0.0
290
6.500
%,
09/01/2031 300
0.0
6,237
6.500
%,
11/01/2031 6,458
0.0
2,311
6.500
%,
04/01/2032 2,394
0.0
768
6.500
%,
08/01/2032 796
0.0
2,477
6.500
%,
08/01/2032 2,574
0.0
1,010
7.000
%,
12/01/2027 1,066
0.0
509
7.000
%,
10/01/2031 538
0.0
260
7.500
%,
09/01/2030 267
0.0
835
7.500
%,
09/01/2031 858
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
6,721
7.500
%,
02/01/2032 $ 6,838
0.0
1,600,943,516
14.2
Total U.S. Government
Agency Obligations
(Cost $2,277,820,987)
2,200,982,829
19.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 13.9%
1,564,000
(1)(3)
Ajax Mortgage Loan
Trust 2019-F A3,
3.500%,
07/25/2059 1,497,037
0.0
715,392
(3)
Alternative Loan Trust
2004-J7 M1, 4.659%,
(TSFR1M + 1.134%),
10/25/2034 717,543
0.0
294,785
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.263%, (TSFR1M +
0.614%),
11/25/2035 143,864
0.0
323,909  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 211,045
0.0
742,976
(3)
Alternative Loan Trust
2005-J2 1A12, 4.163%,
(TSFR1M + 0.514%),
04/25/2035 593,110
0.0
570,621  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 262,517
0.0
108,749
(3)
Alternative Loan Trust
2006-18CB A10,
4.163%, (TSFR1M +
0.514%),
07/25/2036 39,282
0.0
636,263
(3)
Alternative Loan Trust
2006-19CB A28,
4.363%, (TSFR1M +
0.714%),
08/25/2036 270,550
0.0
782,578
(3)
Alternative Loan
Trust 2007-23CB A3,
4.263%, (TSFR1M +
0.614%),
09/25/2037 258,863
0.0
1,757,649
(3)
Alternative Loan
Trust 2007-2CB 2A1,
4.363%, (TSFR1M +
0.714%),
03/25/2037 666,995
0.0
816,638  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 339,781
0.0
677,450
(3)
Alternative Loan Trust
2007-8CB A3, 4.263%,
(TSFR1M + 0.614%),
05/25/2037 270,532
0.0
828,103
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 4.343%,
(TSFR1M + 0.694%),
08/25/2037 759,534
0.0
320,764
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 310,071
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
422,400
(3)
Banc of America
Funding Trust 2007-
2 1A16, 4.363%,
(TSFR1M + 0.714%),
03/25/2037 $ 311,445
0.0
483,730
(7)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 47,899
0.0
2,207,263
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
4.478%, (SOFR30A +
0.850%),
12/25/2051 2,062,261
0.0
339,574
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.044%,
05/25/2035 327,769
0.0
637,692
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.392%,
09/25/2035 488,987
0.0
4,430,000
(1)(3)
Bellemeade Re Ltd.
2024-1 M1C, 7.578%,
(SOFR30A + 3.950%),
08/25/2034 4,477,620
0.1
2,150,000
(1)(3)
Bellemeade Re Ltd.
2025-1 M2, 7.528%,
(SOFR30A + 3.900%),
10/25/2035 2,196,532
0.0
1,828,651
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.877%,
03/25/2050 1,631,434
0.0
2,294,869
(1)(3)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.016%,
08/25/2055 2,395,885
0.0
1,980,945
(1)(3)
Chase Home Lending
Mortgage Trust Series
2025-13 B3, 6.605%,
10/25/2056 2,023,229
0.0
520,528
(1)(3)
Chase Home Lending
Mortgage Trust Series
2025-9 A3, 5.500%,
06/25/2056 519,556
0.0
427,064  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 188,985
0.0
513,382
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 4.007%,
01/25/2067 487,390
0.0
42,307
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 40,132
0.0
171,940
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 155,450
0.0
2,465,021
(1)(3)
CIM Trust 2019-J2 B2,
3.762%,
10/25/2049 2,248,610
0.0
822,437
(1)(3)
CIM Trust 2019-J2 B3,
3.762%,
10/25/2049 750,345
0.0
3,100,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,895,761
0.0
2,759,996
(1)(3)
CIM Trust 2020-J1 B3,
3.437%,
10/25/2049 2,401,549
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
573,937  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 $ 516,517
0.0
441,766
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.325%,
11/25/2036 388,802
0.0
207,040
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.445%,
09/25/2037 199,336
0.0
250,432
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 247,842
0.0
1,197,465
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.766%,
07/25/2051 1,030,674
0.0
1,345,869
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.766%,
07/25/2051 1,147,913
0.0
530,649
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 7.842%,
(SOFR30A + 4.214%),
07/25/2039 531,772
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.392%,
(SOFR30A + 3.764%),
02/25/2040 812,246
0.0
13,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 6.778%,
(SOFR30A + 3.150%),
12/25/2041 13,709,964
0.1
441,807
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 386,845
0.0
489,250
(1)(3)
CSMC Trust 2015-2
B3, 3.863%,
02/25/2045 469,810
0.0
41,046,983
(3)(7)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.743%,
04/25/2037 1,674,440
0.0
4,578,457
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.742%, (SOFR30A +
3.114%),
01/25/2040 4,623,436
0.1
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
6.928%, (SOFR30A +
3.300%),
11/25/2041 2,520,068
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.628%, (SOFR30A +
7.000%),
04/25/2042 $ 1,044,407
0.0
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
10.378%, (SOFR30A +
6.750%),
09/25/2042 1,064,873
0.0
4,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
8.978%, (SOFR30A +
5.350%),
05/25/2043 4,290,408
0.1
7,418,600
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.378%, (SOFR30A +
4.750%),
06/25/2043 7,860,213
0.1
2,210,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2B1,
8.128%, (SOFR30A +
4.500%),
09/25/2043 2,348,658
0.0
9,300,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
6.878%, (SOFR30A +
3.250%),
09/25/2043 9,568,272
0.1
3,200,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.428%, (SOFR30A +
2.800%),
03/25/2044 3,291,259
0.0
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
5.578%, (SOFR30A +
1.950%),
03/25/2044 1,512,405
0.0
8,400,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
5.828%, (SOFR30A +
2.200%),
05/25/2044 8,550,763
0.1
2,723,894
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.278%, (SOFR30A +
1.650%),
05/25/2044 2,734,557
0.0
10,950,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.578%, (SOFR30A +
1.950%),
02/25/2045 10,986,200
0.1
7,248,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2026-R02 1M2,
5.128%, (SOFR30A +
1.500%),
02/25/2046 7,292,255
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,874
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 $ 1,874
0.0
90,140
(7)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 11,655
0.0
68,068
(7)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 1,118
0.0
6,725,382
(7)
Fannie Mae Interest
Strip 425 C3, 3.500%,
04/25/2049 1,241,120
0.0
67,793,983
(7)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 3,334,196
0.0
109,625,051
(7)
Fannie Mae Interest
Strip 440 C50,
4.500%,
10/25/2053 25,058,248
0.2
14,068  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 14,236
0.0
79,944
(3)(7)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 1,402
0.0
2,133,410  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,130,144
0.0
300,494  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 307,571
0.0
138,553
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
5.207%, (SOFR30A +
1.614%),
06/25/2033 141,643
0.0
311,929
(3)(7)
Fannie Mae REMIC
Trust 2003-
49 SW, 3.258%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 20,794
0.0
446,072
(3)(7)
Fannie Mae REMIC
Trust 2003-
66 SA, 3.908%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 39,572
0.0
88,048
(7)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 12,085
0.0
182,937  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 184,539
0.0
368,306  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 377,729
0.0
1,418,706
(3)(7)
Fannie Mae REMIC
Trust 2004-
54 SN, 3.308%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 77,218
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,886
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
4.192%, (SOFR30A +
0.564%),
10/25/2033 $ 17,875
0.0
127,913  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 130,704
0.0
305,590  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 302,361
0.0
897,458  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 905,479
0.0
3,331,975
(3)(7)
Fannie Mae REMIC
Trust 2005-
75 ES, 2.308%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 206,970
0.0
178,266
(3)(7)
Fannie Mae REMIC
Trust 2005-
75 SP, 3.008%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 5,543
0.0
43,039
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 14.739%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 52,427
0.0
453,558
(3)(7)
Fannie Mae REMIC
Trust 2006-
12 SD, 3.008%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 23,275
0.0
246,888
(3)(7)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.998%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 19,494
0.0
709,697
(3)(7)
Fannie Mae REMIC
Trust 2006-
56 SM, 3.008%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 41,257
0.0
101
(3)(7)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.958%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 —
0.0
15,189  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 15,712
0.0
281,119
(3)(7)
Fannie Mae REMIC
Trust 2007-
21 SB, 2.658%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 20,134
0.0
671,991
(3)(7)
Fannie Mae REMIC
Trust 2007-
52 NS, 2.708%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 60,887
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
453,012
(3)(7)
Fannie Mae REMIC
Trust 2007-
85 SM, 2.718%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 $ 36,207
0.0
1,079,745
(3)(7)
Fannie Mae REMIC
Trust 2007-
91 AS, 2.658%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 81,514
0.0
1,164,130
(3)(7)
Fannie Mae REMIC
Trust 2008-
12 SC, 2.608%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 68,480
0.0
138,125  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 141,384
0.0
552,431  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 549,529
0.0
3,369,331
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.532%,
02/25/2049 3,374,546
0.0
2,506,354
(3)(7)
Fannie Mae REMIC
Trust 2009-
66 SP, 2.358%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 121,801
0.0
645,992
(3)(7)
Fannie Mae REMIC
Trust 2009-
90 TS, 2.408%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 46,232
0.0
1,943,119
(3)(7)
Fannie Mae REMIC
Trust 2010-
1 S, 2.508%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 153,315
0.0
5,319,538
(3)(7)
Fannie Mae REMIC
Trust 2010-
107 SB, 2.848%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 449,579
0.0
1,342,808
(3)(7)
Fannie Mae REMIC
Trust 2010-
123 SL, 2.328%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 72,986
0.0
2,913,739
(3)(7)
Fannie Mae REMIC
Trust 2010-
150 SJ, 2.738%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 248,263
0.0
626,048
(3)(7)
Fannie Mae REMIC
Trust 2010-
35 CS, 2.708%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 56,530
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,981,559
(3)(7)
Fannie Mae REMIC
Trust 2010-
41 SB, 2.658%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 $ 183,056
0.0
517,837
(3)(7)
Fannie Mae REMIC
Trust 2010-
43 VS, 2.708%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 33,634
0.0
1,360,014  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,337,569
0.0
2,964,763  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 2,978,522
0.0
595,622  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 597,776
0.0
3,315,829  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 3,212,335
0.0
399,972
(3)(7)
Fannie Mae REMIC
Trust 2011-
102 SA, 2.858%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 38,817
0.0
2,019,930  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 1,916,497
0.0
43,764  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 41,069
0.0
5,041,179  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 4,817,428
0.1
1,594,989  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,607,059
0.0
3,232,394
(3)(7)
Fannie Mae REMIC
Trust 2011-
47 GS, 2.188%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 160,806
0.0
1,668,862  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,611,252
0.0
7,255,163  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 7,326,770
0.1
5,997,123  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 5,904,382
0.1
940,450
(3)(7)
Fannie Mae REMIC
Trust 2011-
93 GS, 2.808%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 76,673
0.0
4,948,381  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 4,859,405
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
287,716  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 $ 263,220
0.0
1,111,320
(3)(7)
Fannie Mae REMIC
Trust 2012-
111 SL, 2.358%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 78,830
0.0
2,220,174  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 2,068,425
0.0
333,555
(7)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 4,016
0.0
2,165,679
(3)(7)
Fannie Mae REMIC
Trust 2012-
122 SB, 2.408%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 206,277
0.0
483,570
(7)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 14,281
0.0
2,452,459
(3)(7)
Fannie Mae REMIC
Trust 2012-
133 AS, 2.458%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 209,693
0.0
8,821,673
(3)(7)
Fannie Mae REMIC
Trust 2012-
133 NS, 2.408%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 806,508
0.0
296,953
(7)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 19,979
0.0
10,181,508  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 9,786,367
0.1
1,165,142  Fannie Mae REMIC
Trust 2012-153 B,
7.000%,
07/25/2042 1,254,510
0.0
2,747,965  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 2,651,326
0.0
2,548,277  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 2,474,264
0.0
30,415
(3)(7)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.808%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 108
0.0
568,221  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 547,397
0.0
922,049  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 881,398
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,275
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,260,592  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 $ 1,182,931
0.0
1,976,978  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 1,970,566
0.0
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,671,541
0.1
289,193
(3)(7)
Fannie Mae REMIC
Trust 2012-
68 YS, 2.958%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 26,499
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 446,609
0.0
9,801,480  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 9,183,018
0.1
1,400,632  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 1,335,464
0.0
953,875  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 908,825
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,330,586
0.0
743,951  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 723,670
0.0
409,995
(3)(7)
Fannie Mae REMIC
Trust 2013-
26 JS, 2.458%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 10,716
0.0
2,730,731
(3)(7)
Fannie Mae REMIC
Trust 2013-
40 LS, 2.408%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 247,562
0.0
8,862,784
(7)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 597,047
0.0
2,269,859
(3)(7)
Fannie Mae REMIC
Trust 2013-
60 DS, 2.458%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 114,813
0.0
2,658,258
(7)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 180,618
0.0
4,327,923  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,941,570
0.1
520,369
(3)(7)
Fannie Mae REMIC
Trust 2013-
72 YS, 2.408%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 24,868
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,993,770
(3)(7)
Fannie Mae REMIC
Trust 2013-
9 SM, 2.508%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 $ 87,444
0.0
3,733,566
(3)(7)
Fannie Mae REMIC
Trust 2014-
15 SB, 2.908%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 342,939
0.0
121,486
(3)(7)
Fannie Mae REMIC
Trust 2014-
17 DS, 2.458%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 897
0.0
481,798
(3)(7)
Fannie Mae REMIC
Trust 2014-
28 BS, 2.458%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 20,911
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 880,081
0.0
3,472,645
(7)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 476,341
0.0
16,943,186
(3)(7)
Fannie Mae REMIC
Trust 2014-
79 KS, 2.408%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 1,617,270
0.0
15,849,431  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 14,921,548
0.2
2,429,458
(7)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 354,274
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,887,671
0.0
333,454  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 331,334
0.0
967,160
(7)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 126,819
0.0
17,258,674
(3)(7)
Fannie Mae REMIC
Trust 2015-
79 SA, 2.508%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 1,406,723
0.0
8,005,051
(3)(7)
Fannie Mae REMIC
Trust 2015-
86 BS, 1.958%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 358,179
0.0
15,752,589
(7)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 3,397,331
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,700,824
(7)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 $ 1,235,962
0.0
3,017,697
(7)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 437,259
0.0
1,745,768
(7)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 273,840
0.0
3,340,636
(7)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 456,228
0.0
9,709,829
(3)(7)
Fannie Mae REMIC
Trust 2016-
60 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 691,623
0.0
11,099,315
(3)(7)
Fannie Mae REMIC
Trust 2016-
81 CS, 2.358%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 582,232
0.0
8,439,097
(3)(7)
Fannie Mae REMIC
Trust 2016-
82 SD, 2.308%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 592,704
0.0
258,273  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 235,488
0.0
11,059,862
(3)(7)
Fannie Mae REMIC
Trust 2017-
10 SA, 2.358%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 734,316
0.0
5,454,964  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 4,468,661
0.1
3,365,749  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 3,007,086
0.0
16,930,731
(3)(7)
Fannie Mae REMIC
Trust 2018-
15 SC, 2.558%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 1,418,601
0.0
2,423,844  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 2,185,280
0.0
823,652  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 731,761
0.0
7,828,159  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 7,136,373
0.1
799,282  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 757,869
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,657,785
(3)(7)
Fannie Mae REMIC
Trust 2018-
82 SA, 2.458%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 $ 1,480,892
0.0
4,166,834
(3)(7)
Fannie Mae REMIC
Trust 2018-
86 AS, 2.458%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 242,298
0.0
19,984,215
(3)(7)
Fannie Mae REMIC
Trust 2018-
86 SM, 2.458%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,385,090
0.0
22,260,948
(3)(7)
Fannie Mae REMIC
Trust 2018-
91 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 2,554,922
0.0
7,836,201
(7)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,306,433
0.0
5,879,051
(3)(7)
Fannie Mae REMIC
Trust 2019-
30 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 523,440
0.0
9,757,233
(3)(7)
Fannie Mae REMIC
Trust 2019-
34 BS, 2.308%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 923,961
0.0
4,642,703
(3)(7)
Fannie Mae REMIC
Trust 2019-
39 SA, 2.358%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 346,262
0.0
34,486,132
(3)(7)
Fannie Mae REMIC
Trust 2019-
41 S, 2.258%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 3,061,325
0.0
3,523,196
(3)(7)
Fannie Mae REMIC
Trust 2019-
47 SB, 2.358%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 259,954
0.0
9,917,556
(3)(7)
Fannie Mae REMIC
Trust 2019-
79 SB, 2.258%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 912,604
0.0
5,251,256
(3)(7)
Fannie Mae REMIC
Trust 2020-
10 SE, 2.258%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 483,216
0.0
37,073,189
(7)
Fannie Mae REMIC
Trust 2020-34 IO,
4.500%,
06/25/2050 8,457,963
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,188,512
(7)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 $ 1,567,836
0.0
17,169,029
(7)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,096,835
0.0
7,563,956
(7)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,193,223
0.0
17,620,943
(7)
Fannie Mae REMIC
Trust 2020-50 IO,
4.500%,
03/25/2050 4,564,707
0.1
7,044,698
(7)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,622,595
0.0
24,311,359
(7)
Fannie Mae REMIC
Trust 2020-57 IB,
4.500%,
08/25/2050 5,195,171
0.1
17,505,582
(7)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 3,160,007
0.0
49,751,485
(7)
Fannie Mae REMIC
Trust 2020-87 AI,
2.000%,
12/25/2050 6,466,402
0.1
24,696,029
(7)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 4,638,160
0.1
38,049,409
(7)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 5,995,095
0.1
105,273,640
(7)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 10,080,519
0.1
20,926,272
(7)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 4,349,333
0.1
10,425,045
(7)
Fannie Mae REMIC
Trust 2021-4 IV,
4.500%,
06/25/2050 2,419,796
0.0
24,588,671
(7)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 4,017,484
0.1
29,298,480
(3)(7)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 309,327
0.0
63,953,152
(7)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 13,485,887
0.1
98,993,327
(7)
Fannie Mae REMIC
Trust 2021-78 AI,
3.000%,
11/25/2051 16,552,793
0.2
19,529,004
(7)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 4,129,206
0.1
14,463,541
(7)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,031,579
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
49,630,097
(7)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 $ 8,082,658
0.1
64,843,368
(7)
Fannie Mae REMIC
Trust 2022-52 IO,
4.000%,
05/25/2050 12,100,398
0.1
2,807,382  Fannie Mae REMIC
Trust 2022-55 PA,
4.000%,
10/25/2051 2,748,247
0.0
4,344,132
(7)
Fannie Mae REMIC
Trust 2023-11 GI,
6.500%,
04/25/2053 864,388
0.0
19,018,997
(7)
Fannie Mae REMIC
Trust 2023-2 HI,
6.500%,
02/25/2053 3,952,117
0.1
26,557,036
(7)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 5,512,323
0.1
12,845,570
(3)(7)
Fannie Mae REMIC
Trust 2024-
32 SG, 2.323%,
(-1.000*SOFR30A +
5.936%),
04/25/2042 854,744
0.0
59,725,876
(7)
Fannie Mae REMIC
Trust 2024-7 IO,
3.000%,
07/25/2038 5,098,010
0.1
10,675,371  Fannie Mae REMIC
Trust 2024-89 NZ,
5.500%,
12/25/2054 10,508,156
0.1
215,056,029
(3)(7)
Fannie Mae REMIC
Trust 2026-
22 SA, 2.022%,
(-1.000*SOFR30A +
5.650%),
04/25/2056 18,353,677
0.2
505,234  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 169,990
0.0
1,416,858
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.908%,
03/25/2048 1,306,961
0.0
1,847,582
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.908%,
03/25/2048 1,692,326
0.0
1,011,270
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.003%,
04/25/2048 933,058
0.0
521,376
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 484,122
0.0
769,011
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.121%,
07/25/2048 708,088
0.0
2,329,124
(1)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.899%,
10/25/2048 2,269,423
0.0
1,229,404
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 1,118,124
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,744,206
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.167%,
03/25/2050 $ 1,623,956
0.0
1,345,449
(1)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.474%,
08/25/2051 1,177,069
0.0
1,463,910  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,515,361
0.0
585,989  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 604,695
0.0
11,354  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 11,408
0.0
11,664  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 11,787
0.0
90,355  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 91,945
0.0
68,236  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 69,647
0.0
23,062
(7)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 3,035
0.0
185,087  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 186,105
0.0
37,186  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 37,655
0.0
66,155  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 66,484
0.0
386,819  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 388,886
0.0
321,661
(3)(7)
Freddie Mac REMIC
Trust 3006 SI, 3.033%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 24,466
0.0
292,512
(3)(7)
Freddie Mac REMIC
Trust 3006 YI, 3.033%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 21,109
0.0
1,833,352
(3)(7)
Freddie Mac REMIC
Trust 3045 DI, 3.023%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 117,586
0.0
393,693  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 402,230
0.0
226,511
(3)(7)
Freddie Mac
REMIC Trust
3171 PS, 2.778%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 13,895
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,099,649
(3)(7)
Freddie Mac REMIC
Trust 3199 S, 2.743%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 $ 160,513
0.0
1,926,075
(3)(7)
Freddie Mac
REMIC Trust
3213 JS, 3.493%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 184,591
0.0
5,930,531
(3)(7)
Freddie Mac
REMIC Trust
3346 SC, 2.843%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 358,160
0.0
187,487  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 190,989
0.0
525,179
(3)(7)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 9,606
0.0
26,239  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 26,975
0.0
3,193,918
(3)(7)
Freddie Mac
REMIC Trust
3510 AS, 2.703%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 248,090
0.0
67,692
(3)(7)
Freddie Mac REMIC
Trust 3524 LA,
5.581%,
03/15/2033 68,062
0.0
4,811
(3)
Freddie Mac REMIC
Trust 3556 NT,
6.807%, (SOFR30A +
3.214%),
03/15/2038 4,978
0.0
3,085,672
(3)(7)
Freddie Mac
REMIC Trust
3629 CS, 2.643%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 253,429
0.0
1,955,069  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 1,989,386
0.0
376,465  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 383,498
0.0
141,468  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 144,357
0.0
1,436,259  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,379,199
0.0
1,063,790  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,013,804
0.0
12,642,194  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 12,430,245
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,445,923  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 $ 3,382,863
0.0
1,466,961  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,443,774
0.0
841,647  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 849,586
0.0
273,594  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 275,378
0.0
376,101
(3)(7)
Freddie Mac
REMIC Trust
3856 KS, 2.843%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 35,832
0.0
1,243,454  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,202,226
0.0
2,607,753  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 2,521,082
0.0
5,265,125  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 5,068,714
0.1
2,026,978  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 1,966,141
0.0
42,810
(3)(7)
Freddie Mac
REMIC Trust
3925 SD, 2.343%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 342
0.0
96,978
(3)(7)
Freddie Mac
REMIC Trust
3925 SL, 2.343%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 417
0.0
1,015,745  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 974,634
0.0
441,198  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 448,025
0.0
3,328,177  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 3,179,743
0.0
498,100  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 481,331
0.0
79,103  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 78,357
0.0
1,451,841
(3)(7)
Freddie Mac
REMIC Trust
4057 SN, 2.943%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 89,446
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,836,575  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 $ 1,722,011
0.0
8,309,367  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 7,940,176
0.1
536,594
(3)(7)
Freddie Mac
REMIC Trust
4088 CS, 2.293%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 45,077
0.0
736,596
(3)(7)
Freddie Mac
REMIC Trust
4090 SN, 2.993%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 40,079
0.0
339,454  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 325,968
0.0
6,016,260
(7)
Freddie Mac REMIC
Trust 4136 IE, 4.000%,
08/15/2042 1,094,221
0.0
2,136,566
(7)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 137,309
0.0
2,390,983
(3)(7)
Freddie Mac
REMIC Trust
4191 SA, 2.493%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 157,869
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,976,122
0.0
1,342,271
(7)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 194,817
0.0
1,698,471  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 1,647,872
0.0
1,404,485  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,352,260
0.0
688,144  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 675,570
0.0
492,574
(7)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 49,172
0.0
12,798,393
(3)(7)
Freddie Mac
REMIC Trust
4301 SD, 2.393%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 732,156
0.0
5,871,114  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 5,623,771
0.1
3,441,128  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 3,372,326
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,610,933  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 $ 3,537,252
0.1
8,297,752  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 8,095,535
0.1
1,838,816
(3)(7)
Freddie Mac
REMIC Trust
4386 LS, 2.393%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 152,648
0.0
1,848,374  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 1,787,022
0.0
5,646,597
(3)(7)
Freddie Mac
REMIC Trust
4407 CS, 2.493%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 357,012
0.0
8,042,005
(3)(7)
Freddie Mac
REMIC Trust
4407 PS, 1.893%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 375,967
0.0
7,021,758  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 6,338,956
0.1
8,060,238
(3)(7)
Freddie Mac
REMIC Trust
4461 AS, 1.893%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 472,510
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 3,025,360
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,647,768
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 7,248,291
0.1
8,673,021
(3)(7)
Freddie Mac
REMIC Trust
4574 ST, 2.293%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 842,352
0.0
39,564,961
(3)(7)
Freddie Mac
REMIC Trust
4585 AS, 2.393%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 3,004,330
0.0
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,179,825
0.0
11,321,299
(3)(7)
Freddie Mac
REMIC Trust
4611 BS, 2.393%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 874,076
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,174,492  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 $ 7,560,060
0.1
6,358,643  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 5,865,132
0.1
4,604,108  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 4,256,176
0.1
2,304,439  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,119,156
0.0
4,503,918  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,641,351
0.1
3,221,404  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 2,822,508
0.0
37,840,517  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 34,933,226
0.3
11,328,934  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 10,684,548
0.1
303,084  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 287,724
0.0
5,723,804  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 5,567,964
0.1
1,502,438  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,390,129
0.0
17,178,879
(3)(7)
Freddie Mac
REMIC Trust
4879 DS, 2.393%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 835,636
0.0
19,531,267
(3)(7)
Freddie Mac
REMIC Trust
4892 SA, 2.343%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 1,850,459
0.0
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 1,220,264
0.0
5,468,193
(3)(7)
Freddie Mac
REMIC Trust
4906 SQ, 2.308%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 467,353
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 422,092
0.0
2,097,792  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,846,203
0.0
44,687,175
(7)
Freddie Mac REMIC
Trust 4941 IO,
4.000%,
12/15/2047 9,033,979
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,264,789  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 $ 1,985,876
0.0
3,750,018  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 3,312,805
0.0
42,920,453
(7)
Freddie Mac REMIC
Trust 4980 KI, 4.500%,
06/25/2050 9,642,494
0.1
12,986,000
(7)
Freddie Mac REMIC
Trust 4986 IO,
4.500%,
06/25/2050 2,884,113
0.0
45,165,245
(7)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 9,890,486
0.1
37,075,397
(7)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 7,493,199
0.1
23,707,477
(7)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 4,452,632
0.1
19,309,337
(7)
Freddie Mac REMIC
Trust 5038 GI,
4.000%,
11/25/2050 3,957,754
0.1
18,725,756
(3)(7)
Freddie Mac
REMIC Trust
5045 BS, 2.572%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 2,454,636
0.0
79,214,721
(7)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 13,396,085
0.1
39,716,260
(7)
Freddie Mac REMIC
Trust 5057 IT, 3.000%,
11/25/2050 6,750,763
0.1
23,120,142
(7)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 3,888,287
0.1
47,438,976
(7)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 10,309,832
0.1
66,099,750
(7)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 11,107,052
0.1
15,193,532
(7)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 3,115,260
0.0
17,133,832
(7)
Freddie Mac REMIC
Trust 5108 CI, 3.500%,
05/25/2051 2,693,378
0.0
15,635,459
(7)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 2,378,424
0.0
15,098,581
(7)
Freddie Mac REMIC
Trust 5114 CI, 4.000%,
01/25/2050 3,005,243
0.0
50,782,133
(7)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 6,864,383
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,903,497
(7)
Freddie Mac REMIC
Trust 5122 AI, 4.500%,
07/25/2051 $ 4,684,042
0.1
38,633,641
(7)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 8,872,150
0.1
17,976,235
(7)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 3,292,542
0.0
44,009,293
(7)
Freddie Mac REMIC
Trust 5152 IQ,
4.500%,
10/25/2051 10,194,454
0.1
52,155,705
(7)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 10,572,937
0.1
1,091,038  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 1,043,687
0.0
29,666,486
(3)(7)
Freddie Mac REMIC
Trust 5264 S, 2.272%,
(-1.000*SOFR30A +
5.900%),
10/25/2052 1,991,694
0.0
41,728,705
(7)
Freddie Mac REMIC
Trust 5279 IM,
4.000%,
11/25/2051 8,070,054
0.1
32,753,169
(7)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 6,857,924
0.1
9,752,946  Freddie Mac REMIC
Trust 5324 MZ,
6.000%,
07/25/2053 10,084,566
0.1
28,308,744
(7)
Freddie Mac REMIC
Trust 5392 DI, 4.500%,
10/25/2051 6,538,895
0.1
5,580,871  Freddie Mac REMIC
Trust 5505 AZ,
5.000%,
02/25/2055 5,411,257
0.1
5,122,716  Freddie Mac REMIC
Trust 5513 Z, 5.000%,
11/25/2054 4,972,177
0.1
4,621,530  Freddie Mac REMIC
Trust 5525 LZ,
5.000%,
04/25/2055 4,471,838
0.1
78,703,142
(3)(7)
Freddie Mac
REMIC Trust
5541 SK, 2.072%,
(-1.000*SOFR30A +
5.700%),
05/25/2055 5,885,901
0.1
59,541,235
(3)(7)
Freddie Mac
REMIC Trust
5609 SD, 3.522%,
(-1.000*SOFR30A +
7.150%),
12/25/2055 8,590,812
0.1
135,559,300
(3)(7)
Freddie Mac
REMIC Trust
5638 SC, 2.622%,
(-1.000*SOFR30A +
6.250%),
03/25/2056 14,690,263
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,719,082
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 M2, 5.128%,
(SOFR30A + 1.500%),
10/25/2041 $ 2,722,591
0.0
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 5.428%,
(SOFR30A + 1.800%),
11/25/2041 1,002,310
0.0
11,160,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 5.728%,
(SOFR30A + 2.100%),
09/25/2041 11,191,922
0.1
15,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.378%,
(SOFR30A + 3.750%),
12/25/2041 15,185,319
0.2
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 5.978%,
(SOFR30A + 2.350%),
12/25/2041 10,053,925
0.1
13,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.028%,
(SOFR30A + 3.400%),
01/25/2042 13,671,034
0.1
7,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 6.128%,
(SOFR30A + 2.500%),
01/25/2042 7,060,735
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.378%,
(SOFR30A + 4.750%),
02/25/2042 1,432,038
0.0
10,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 7.378%,
(SOFR30A + 3.750%),
02/25/2042 10,584,946
0.1
2,534,500
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 9.378%,
(SOFR30A + 5.750%),
09/25/2042 2,675,779
0.0
1,150,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 8.978%,
(SOFR30A + 5.350%),
08/25/2042 1,204,676
0.0
1,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 6.978%,
(SOFR30A + 3.350%),
11/25/2043 1,872,420
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.428%,
(SOFR30A + 1.800%),
08/25/2044 $ 11,061,227
0.1
3,350,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.278%,
(SOFR30A + 1.650%),
02/25/2045 3,366,165
0.0
11,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2026-
DNA2 B1, 5.728%,
(SOFR30A + 2.100%),
03/25/2046 11,192,205
0.1
4,300,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2026-
HQA1 M2, 5.128%,
(SOFR30A + 1.500%),
05/25/2046 4,308,164
0.1
1,869,426  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 1,676,128
0.0
4,064,218
(7)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 652,319
0.0
2,984,729
(7)
Freddie Mac Strips
303 C29, 4.500%,
01/15/2043 521,180
0.0
19,602,569
(3)(7)
Freddie Mac Strips
311 S1, 2.243%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 1,829,346
0.0
6,971,976  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 6,416,310
0.1
614,483
(3)(7)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 77,732
0.0
171,798
(3)(7)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 33,221
0.0
2,393,308
(7)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 493,859
0.0
3,635,188
(7)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 664,686
0.0
1,812,270
(3)(7)
Freddie Mac Strips
344 C18, 3.951%,
02/15/2045 312,209
0.0
2,202,086
(3)(7)
Freddie Mac Strips
344 C19, 3.562%,
02/15/2045 309,660
0.0
3,535,258
(7)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 649,314
0.0
3,023,379
(7)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 556,941
0.0
5,251,779
(7)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 891,228
0.0
5,450,645
(7)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,024,408
0.0
3,031,956
(7)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 564,648
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,107,479
(7)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 $ 339,982
0.0
2,635,650
(7)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 435,525
0.0
6,238,570
(7)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,053,772
0.0
3,562,189
(7)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 629,181
0.0
3,879,058
(7)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 712,413
0.0
3,684,941
(7)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 671,493
0.0
3,370,653
(7)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 614,864
0.0
4,698,664
(7)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 838,639
0.0
4,127,744
(7)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 837,241
0.0
7,342,546
(7)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,078,563
0.0
14,253,705
(7)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 2,449,537
0.0
603,482
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.243%,
07/25/2033 574,278
0.0
2,167,474  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 1,852,660
0.0
2,143,981  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 1,881,226
0.0
243,362
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 234,559
0.0
3,313,482
(1)(3)
GCAT Trust 2025-INV2
B3, 6.998%,
05/25/2055 3,449,422
0.1
1,985,015
(1)(3)
GCAT Trust 2025-INV4
B3, 7.256%,
08/25/2055 2,115,322
0.0
569,184
(3)(7)
Ginnie Mae 2005-
37 SI, 2.396%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 32,180
0.0
119,305
(3)(7)
Ginnie Mae 2005-
7 AH, 3.022%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 7,193
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,697,355
(3)(7)
Ginnie Mae 2007-
17 IC, 2.502%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 $ 98,496
0.0
626,472
(3)(7)
Ginnie Mae 2007-
23 ST, 2.446%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 43,988
0.0
770,239
(3)(7)
Ginnie Mae 2007-
40 SE, 2.996%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 69,808
0.0
3,758,934
(3)(7)
Ginnie Mae 2007-
41 SL, 2.946%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 283,970
0.0
485,984
(3)(7)
Ginnie Mae 2007-
7 EI, 2.446%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 34,964
0.0
441,290
(3)(7)
Ginnie Mae 2008-
2 SW, 2.796%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 38,913
0.0
210,500
(3)(7)
Ginnie Mae 2008-
35 SN, 2.646%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 12,373
0.0
98,466
(3)(7)
Ginnie Mae 2008-
40 PS, 2.752%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 4,614
0.0
349,330
(3)(7)
Ginnie Mae 2009-
25 KS, 2.446%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 26,760
0.0
282,693  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 284,900
0.0
263,004  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 261,999
0.0
5,691,893  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 5,809,430
0.1
585,742  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 584,412
0.0
327,037  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 322,398
0.0
1,528,029  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 1,493,495
0.0
1,849,538
(3)(7)
Ginnie Mae 2010-
11 SA, 2.672%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 142,601
0.0
421,376
(3)(7)
Ginnie Mae 2010-
116 NS, 2.902%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 25,695
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,803,064
(3)(7)
Ginnie Mae 2010-
116 SK, 2.866%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 $ 123,173
0.0
742,467
(3)(7)
Ginnie Mae 2010-
14 SB, 3.046%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 60,494
0.0
235,372  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 227,817
0.0
778,353
(7)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 113,389
0.0
513,848
(3)(7)
Ginnie Mae 2010-
68 MS, 2.096%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 39,998
0.0
409,360
(7)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 51,584
0.0
496,001  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 493,740
0.0
1,219,191
(3)(7)
Ginnie Mae 2011-
72 SA, 1.602%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 69,468
0.0
71,633
(7)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 3,575
0.0
295,746  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 292,136
0.0
1,877,057
(7)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 237,923
0.0
6,284,177  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 5,523,719
0.1
57,111  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 52,991
0.0
256,559  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 229,017
0.0
1,656,076
(3)(7)
Ginnie Mae 2014-
185 SB, 1.846%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 91,467
0.0
868,293
(3)(7)
Ginnie Mae 2014-
3 QS, 2.396%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 33,583
0.0
2,782,646
(3)(7)
Ginnie Mae 2014-
3 SU, 2.296%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 200,796
0.0
1,424,845
(3)(7)
Ginnie Mae 2014-
56 SP, 2.452%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 78,405
0.0
4,939,319
(3)(7)
Ginnie Mae 2014-
58 SG, 1.852%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 222,220
0.0
267,205  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 265,555
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,781,291
(3)(7)
Ginnie Mae 2016-
160 GS, 2.346%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 $ 1,150,084
0.0
320,942  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 298,722
0.0
21,911,729
(3)(7)
Ginnie Mae 2016-
6 SB, 1.896%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 1,488,031
0.0
5,204,112
(3)(7)
Ginnie Mae 2017-
101 SA, 2.446%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 581,734
0.0
11,401,451
(3)(7)
Ginnie Mae 2017-
163 SH, 2.446%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 1,290,360
0.0
6,974,078
(3)(7)
Ginnie Mae 2017-
19 SE, 2.402%,
(-1.000*TSFR1M +
6.036%),
02/16/2047 589,355
0.0
4,889,969  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,976,922
0.1
372,938  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 276,189
0.0
862,389  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 796,339
0.0
223,153  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 176,332
0.0
1,165,379  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,060,704
0.0
225,002  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 181,550
0.0
10,723,614
(3)(7)
Ginnie Mae 2018-
167 CS, 2.346%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 1,052,766
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 130,633
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 392,619
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 979,500
0.0
68,425,774
(7)
Ginnie Mae 2019-129
AI, 3.500%,
10/20/2049 13,535,012
0.1
31,710,698
(7)
Ginnie Mae 2019-137
GI, 4.000%,
11/20/2049 6,899,867
0.1
15,875,120
(3)(7)
Ginnie Mae 2019-
159 SM, 2.296%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 1,782,728
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 824,547
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 55,794
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 $ 587,430
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 307,841
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 217,275
0.0
62,857,500
(7)
Ginnie Mae 2020-187
BI, 2.500%,
12/20/2050 9,553,108
0.1
15,860,344
(7)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 2,993,335
0.0
14,722,479
(3)(7)
Ginnie Mae 2020-
32 SG, 2.346%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 1,704,712
0.0
12,503,354
(3)(7)
Ginnie Mae 2020-
34 SQ, 2.296%,
(-1.000*TSFR1M +
5.936%),
10/20/2049 1,331,416
0.0
23,101,450
(3)(7)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 181,009
0.0
10,799,375
(3)(7)
Ginnie Mae 2020-
77 JS, 2.346%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 829,937
0.0
69,394,691
(7)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 9,867,079
0.1
16,619,641
(7)
Ginnie Mae 2021-146
IL, 4.000%,
08/20/2051 3,502,100
0.1
15,080,306
(7)
Ginnie Mae 2021-161
IC, 4.500%,
09/20/2051 3,347,376
0.0
25,672,056
(7)
Ginnie Mae 2021-57
IG, 3.500%,
09/20/2050 4,966,851
0.1
34,520,201
(3)(7)
Ginnie Mae 2022-
172 SB, 2.091%,
(-1.000*SOFR30A +
5.700%),
10/20/2052 2,302,641
0.0
13,862,194  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 14,249,151
0.1
15,298,999
(3)(7)
Ginnie Mae 2023-
84 DS, 2.321%,
(-1.000*SOFR30A +
5.930%),
06/20/2053 992,995
0.0
1,547,722  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,539,185
0.0
11,189,719  Ginnie Mae 2024-1 TZ,
5.500%,
01/20/2054 11,263,447
0.1
41,388,871
(3)(7)
Ginnie Mae 2024-
168 BS, 1.841%,
(-1.000*SOFR30A +
5.450%),
10/20/2054 2,094,471
0.0
97,383,341
(3)(7)
Ginnie Mae 2024-
184 SN, 1.691%,
(-1.000*SOFR30A +
5.300%),
11/20/2054 5,211,051
0.1
6,956,481  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 7,023,494
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
41,138,518
(3)(7)
Ginnie Mae 2024-
30 EI, 2.161%,
(-1.000*SOFR30A +
5.770%),
02/20/2054 $ 2,179,278
0.0
16,784,307
(7)
Ginnie Mae 2024-4 IG,
5.000%,
12/20/2052 3,312,121
0.0
35,876,553
(3)(7)
Ginnie Mae 2024-
97 SD, 3.691%,
(-1.000*SOFR30A +
7.300%),
06/20/2054 4,068,388
0.1
71,773,382
(3)(7)
Ginnie Mae 2025-
105 ES, 2.296%,
(-1.000*TSFR1M +
5.936%),
11/20/2049 6,517,134
0.1
153,796,845
(3)(7)
Ginnie Mae 2025-
118 SA, 2.241%,
(-1.000*SOFR30A +
5.850%),
07/20/2055 11,542,822
0.1
10,754,825  Ginnie Mae 2025-
120 MZ, 5.000%,
07/20/2055 10,369,669
0.1
165,621,502
(3)(7)
Ginnie Mae 2025-
134 ES, 1.791%,
(-1.000*SOFR30A +
5.400%),
08/20/2055 9,017,942
0.1
90,708,536
(3)(7)
Ginnie Mae 2025-
139 SD, 2.341%,
(-1.000*SOFR30A +
5.950%),
08/20/2065 3,541,805
0.1
93,282,871
(3)(7)
Ginnie Mae 2025-
193 SL, 1.841%,
(-1.000*SOFR30A +
5.450%),
11/20/2055 4,523,049
0.1
85,549,177
(3)(7)
Ginnie Mae 2026-
111 SA, 1.900%,
(-1.000*SOFR30A +
5.550%),
06/20/2056 5,985,996
0.1
74,237,829
(3)(7)
Ginnie Mae 2026-
4 SC, 1.391%,
(-1.000*SOFR30A +
5.000%),
01/20/2056 2,913,516
0.0
38,630,151
(3)(7)
Ginnie Mae 2026-
44 S, 2.091%,
(-1.000*SOFR30A +
5.700%),
05/20/2054 2,655,170
0.0
61,543,478
(3)(7)
Ginnie Mae 2026-
8 SJ, 2.091%,
(-1.000*SOFR30A +
5.700%),
01/20/2056 3,373,475
0.0
234,462
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 219,199
0.0
2,518,618
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.354%,
11/25/2049 2,330,898
0.0
935,160
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.964%,
03/25/2050 869,170
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,381,819
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.408%,
10/25/2050 $ 1,204,409
0.0
851,593
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.408%,
10/25/2050 696,627
0.0
248,004
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 223,359
0.0
397,752
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 356,147
0.0
992,066
(1)(3)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 890,870
0.0
1,308,882
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.374%,
04/25/2052 1,099,278
0.0
2,325,132
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 2,355,153
0.0
1,910,600
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.643%,
02/25/2054 1,974,643
0.0
2,007,166
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.802%,
04/25/2054 2,070,962
0.0
3,607,314
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 6.919%,
06/25/2054 3,761,217
0.1
800,881
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 5.834%,
07/25/2054 782,155
0.0
2,868,825
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.732%,
08/25/2054 2,824,911
0.0
1,879,080
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 5.732%,
08/25/2054 1,834,051
0.0
1,993,108
(1)(3)
GS Mortgage-Backed
Securities Trust 2026-
PJ3 B3, 5.882%,
08/25/2056 1,926,048
0.0
2,934,359
(1)(3)
GS Mortgage-Backed
Securities Trust 2026-
PJ6 B3, 5.894%,
09/25/2056 2,844,708
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,024  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 $ 62,540
0.0
1,079,733
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.134%, (TSFR1M
+ 0.494%),
09/19/2037 956,907
0.0
20,702
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
4.623%, (TSFR1M +
0.974%),
08/25/2029 20,445
0.0
4,395,590
(1)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 4,378,302
0.1
2,000,000
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,596,325
0.0
1,305,583
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.183%, (TSFR1M +
0.534%),
02/25/2046 1,018,655
0.0
29,318
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.993%,
08/25/2049 27,413
0.0
2,036,147
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.143%,
05/25/2052 1,689,517
0.0
2,199,133
(1)(3)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.077%,
02/25/2054 2,156,728
0.0
2,965,835
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 3,002,229
0.0
303,013  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 75,987
0.0
612,999
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.186%,
07/25/2035 606,386
0.0
764,920
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.445%,
01/25/2047 684,120
0.0
1,118,344
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 1,025,461
0.0
1,548,035
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.572%,
06/25/2048 1,416,124
0.0
1,490,047
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.572%,
06/25/2048 1,357,210
0.0
1,969,088
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.572%,
06/25/2048 1,788,591
0.0
1,687,691
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.710%,
10/25/2048 1,549,225
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
114,268
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 $ 105,869
0.0
184,738
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 166,415
0.0
410,530
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 371,888
0.0
1,477,255
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.928%,
09/25/2049 1,432,624
0.0
615,020
(1)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 555,021
0.0
210,135
(1)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 187,185
0.0
219,424
(1)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 196,523
0.0
1,821,592
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.570%,
12/25/2050 1,601,291
0.0
829,372
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.485%,
03/25/2051 737,765
0.0
161,416
(1)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 145,232
0.0
1,350,361
(1)(3)
JP Morgan Mortgage
Trust 2022-2 B3,
3.120%,
08/25/2052 1,113,029
0.0
1,346,884
(1)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.119%,
05/25/2054 1,333,630
0.0
1,186,315
(1)(3)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,204,911
0.0
1,708,453
(1)(3)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 1,696,415
0.0
3,130,166
(1)(3)
JP Morgan Mortgage
Trust 2025-CCM1 A9,
5.500%,
06/25/2055 3,104,758
0.0
12,100,943
(3)(7)
Lehman Mortgage Trust
2006-7 2A4, 2.787%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,640,359
0.0
8,293,892
(3)(7)
Lehman Mortgage Trust
2006-9 2A5, 2.857%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 1,252,636
0.0
98,739
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 95,332
0.0
3,300,449
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,235,745
0.0
2,482,000
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.679%,
09/25/2057 2,291,202
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 $ 719,494
0.0
4,596,467
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B1,
7.069%,
03/25/2054 4,822,574
0.1
3,868,423
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-
4 A13, 5.500%,
09/25/2054 3,811,641
0.1
1,661,505
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.915%,
09/25/2054 1,716,881
0.0
1,165,576
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,153,070
0.0
419,058
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 407,184
0.0
6,000,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 6.978%,
(SOFR30A + 3.350%),
04/25/2034 6,035,519
0.1
210,892
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 195,774
0.0
923,835
(1)(3)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 916,517
0.0
2,602,223
(1)(3)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 2,582,727
0.0
1,247,596,573
(1)(7)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 8,145,870
0.1
41,972  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 37,550
0.0
1,889,036
(1)(3)
Provident Funding
Mortgage Trust
2025-2 A13, 6.000%,
06/25/2055 1,912,217
0.0
2,148,615
(1)(3)
Provident Funding
Mortgage Trust
2025-3 A13, 6.000%,
08/25/2055 2,166,844
0.0
117,784,364
(1)(3)(7)
PSMC Trust 2021-
1 AX1, 0.336%,
03/25/2051 2,273,026
0.0
1,758,930
(1)(3)
Radnor RE Ltd. 2021-2
M2, 8.628%, (SOFR30A
+ 5.000%),
11/25/2031 1,815,995
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
139,593,249
(1)(3)(7)
RATE Mortgage
Trust 2021-HB1 AX1,
0.198%,
12/25/2051 $ 1,668,781
0.0
5,400,000
(1)(3)
RATE Mortgage Trust
2026-J2 A26, 5.500%,
07/25/2056 5,365,407
0.1
490,964
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 443,611
0.0
779,446
(1)(3)
RCKT Mortgage Trust
2019-1 B4, 3.901%,
09/25/2049 704,691
0.0
222,688,187
(1)(3)(7)
RCKT Mortgage Trust
2021-1 AX1, 0.210%,
03/25/2051 2,666,669
0.0
174,259,945
(1)(3)(7)
RCKT Mortgage Trust
2021-3 AX1, 0.123%,
07/25/2051 1,245,584
0.0
3,415,789
(1)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 3,442,547
0.1
4,891,666
(1)
Redwood Funding Trust
2026-2 A, 6.259%,
11/27/2056 4,911,447
0.1
29,344,334
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 26,582,777
0.3
157,451
(1)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 145,466
0.0
2,865,963  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,503,530
0.0
6,735,518  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 6,381,481
0.1
3,023,296  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,609,699
0.0
2,396,607  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,066,069
0.0
2,711,576  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,335,382
0.0
1,356,926  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,178,908
0.0
684,796  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 596,970
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,845,309  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 $ 4,659,632
0.1
815,941  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 765,133
0.0
697,409  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 640,248
0.0
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 30,439,792
0.3
625,427
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.756%,
05/25/2045 544,362
0.0
982,625
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.724%,
07/25/2045 801,258
0.0
505,815
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.782%,
08/25/2047 460,500
0.0
93,171
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 86,467
0.0
1,897,917
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.422%,
03/25/2048 1,811,728
0.0
419,772
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 378,468
0.0
1,653,926
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.625%,
03/25/2050 1,483,214
0.0
162,454,493
(1)(3)(7)
Sequoia Mortgage Trust
2020-3 AIO1, 0.303%,
04/25/2050 2,849,590
0.0
2,570,107
(1)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.303%,
04/25/2050 2,264,914
0.0
916,896
(1)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 752,801
0.0
890,232
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.047%,
07/25/2051 754,815
0.0
108,453,847
(1)(3)(7)
Sequoia Mortgage Trust
2022-1 AIO1, 0.443%,
02/25/2052 3,082,914
0.0
1,191,644
(1)(3)
Sequoia Mortgage Trust
2023-5 B2, 5.424%,
12/25/2053 1,154,514
0.0
1,276,384
(1)(3)
Sequoia Mortgage Trust
2023-5 B3, 5.424%,
12/25/2053 1,229,222
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,608,203
(1)(3)
Sequoia Mortgage Trust
2024-1 B2, 5.430%,
01/25/2054 $ 1,548,861
0.0
1,737,221
(1)(3)
Sequoia Mortgage Trust
2024-1 B3, 5.430%,
01/25/2054 1,654,312
0.0
681,440
(1)(3)
Sequoia Mortgage Trust
2024-3 A19, 5.997%,
04/25/2054 687,476
0.0
2,016,378
(1)(3)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 2,002,171
0.0
7,985,641
(1)(3)
Sequoia Mortgage Trust
2025-13 A19, 5.500%,
01/25/2056 7,912,405
0.1
1,576,305
(1)(3)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 1,588,851
0.0
4,210,243
(1)(3)
Sequoia Mortgage Trust
2025-6 B3, 6.199%,
07/25/2055 4,156,693
0.1
1,975,824
(1)(3)
Sequoia Mortgage Trust
2025-8 B3, 6.229%,
09/25/2055 1,971,227
0.0
2,661,721
(1)(3)
Sequoia Mortgage Trust
2025-9 A28, 6.000%,
10/25/2055 2,690,973
0.0
2,368,978
(1)(3)
Sequoia Mortgage Trust
2026-3 A19, 5.000%,
03/25/2056 2,311,605
0.0
1,286,663
(1)(3)
Shellpoint Co.-
Originator Trust 2017-2
B2, 3.616%,
10/25/2047 1,196,956
0.0
1,749,941
(1)(3)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 1,734,310
0.0
1,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 796,833
0.0
1,854,629
(1)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.656%,
07/25/2048 1,693,091
0.0
2,306,928
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.762%,
11/25/2057 2,299,579
0.0
1,287,690
(1)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 1,279,034
0.0
2,757,643
(1)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 2,722,334
0.0
2,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,145,089
0.0
159,045
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.683%,
10/20/2035 156,146
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
742,213
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
4.783%, (TSFR1M +
1.134%),
08/25/2045 $ 708,035
0.0
29,527,634
(3)(7)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 0.020%,
08/25/2045 38,278
0.0
169,307
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.464%,
10/25/2036 160,165
0.0
122,210
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.648%,
10/25/2036 113,978
0.0
388,813
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
3.966%,
11/25/2036 355,575
0.0
411,980
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
3.911%,
12/25/2036 372,372
0.0
921,249
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.015%,
12/25/2036 855,032
0.0
240,969
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.632%,
03/25/2037 203,930
0.0
528,482
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 4.743%,
(TSFR1M + 1.094%),
10/25/2045 512,660
0.0
952,452
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 3.911%,
12/25/2036 860,884
0.0
768,926
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 4.663%,
(TSFR1M + 1.014%),
11/25/2035 709,971
0.0
413,041  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 389,759
0.0
2,716,707
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.704%,
(12MTA + 0.960%),
08/25/2046 1,578,186
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,080  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 $ 166,083
0.0
384,730
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.223%, (TSFR1M
+ 0.574%),
01/25/2047 359,828
0.0
307,201
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.193%, (TSFR1M
+ 0.544%),
06/25/2037 274,463
0.0
280,273  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 247,995
0.0
75,470
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
5.698%,
04/25/2036 75,407
0.0
1,740,821
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.497%,
09/25/2049 1,256,314
0.0
680,634
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.756%,
08/20/2045 628,294
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,650,888,959)
1,565,280,797
13.9
U.S. TREASURY OBLIGATIONS : 13.8%
United States Treasury Bond : 0.5%
60,000,000
3.875
%,
02/15/2043 53,183,203
0.5
United States Treasury Bonds : 5.7%
50,000,000
1.375
%,
08/15/2050 24,539,063
0.2
45,000,000
3.000
%,
08/15/2052 31,913,086
0.3
60,000,000
3.625
%,
02/15/2044 50,852,344
0.5
60,000,000
3.875
%,
05/15/2043 53,051,953
0.5
50,000,000
4.500
%,
08/15/2039 49,335,937
0.4
92,500,000
(2)
4.750
%,
02/15/2041 92,559,619
0.8
15,417,600
(2)
4.750
%,
02/15/2056 14,980,366
0.1
325,947,400
5.000
%,
05/15/2046 328,417,469
2.9
645,649,837
5.7
United States Treasury Notes : 7.6%
385,000
3.875
%,
03/31/2028 383,150
0.0
2,406,000
3.875
%,
05/15/2029 2,387,673
0.0
251,413,500
4.125
%,
06/30/2028 251,290,740
2.2
199,637,800
4.125
%,
06/15/2029 199,458,437
1.8
207,638,100
4.125
%,
06/30/2031 206,916,234
1.8
5,602,100
4.250
%,
05/31/2033 5,581,967
0.0
87,268,300
4.250
%,
06/30/2033 86,934,227
0.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
109,891,700
4.375
%,
05/15/2036 $ 109,316,485
1.0
862,268,913
7.6
Total U.S. Treasury
Obligations
(Cost $1,554,820,109)
1,561,101,953
13.8
ASSET-BACKED SECURITIES : 9.4%
Automobile Asset-Backed Securities : 0.1%
3,493,379
(1)(3)
Bayview Opportunity
Master Fund VII LLC
2024-CAR1 A, 4.728%,
(SOFR30A + 1.100%),
12/26/2031 3,505,503
0.1
2,100,000  Santander Drive Auto
Receivables Trust
2025-4 C, 4.520%,
01/15/2032 2,087,703
0.0
2,231,777
(1)
Westlake Automobile
Receivables Trust
2024-1A B, 5.550%,
11/15/2027 2,233,276
0.0
7,826,482
0.1
Home Equity Asset-Backed Securities : 0.2%
1,874,683
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,598,718
0.0
1,500,000
(1)(3)
Figre 2026-FL2 A3,
5.919%,
06/25/2056 1,506,145
0.0
3,037,024
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
3.992%, (SOFR30A +
0.364%),
05/25/2031 3,036,070
0.0
2,381,160
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 809,113
0.0
102,961
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 6.350%,
12/25/2036 71,577
0.0
388,004
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 4.083%,
(TSFR1M + 0.434%),
02/25/2037 362,183
0.0
467,385
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.223%,
(TSFR1M + 0.574%),
02/25/2037 434,938
0.0
201,976
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 201,859
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
4,691,725
(1)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 $ 4,696,124
0.1
5,500,000
(1)
Unlock HEA Trust
2026-1 A, 5.750%,
06/25/2042 5,407,431
0.1
18,124,158
0.2
Other Asset-Backed Securities : 8.5%
40,830,000
(1)(3)
720 East CLO Ltd.
2023-IA A1R, 5.043%,
(TSFR3M + 1.370%),
04/15/2038 40,935,341
0.4
9,160,000
(1)(3)
720 East CLO VII Ltd.
2025-7A B, 5.225%,
(TSFR3M + 1.550%),
04/20/2037 9,166,559
0.1
7,020,000
(1)(3)
720 East CLO VII Ltd.
2025-7A C, 5.375%,
(TSFR3M + 1.700%),
04/20/2037 6,959,811
0.1
1,000,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A1R, 4.975%,
(TSFR3M + 1.300%),
04/20/2038 1,003,125
0.0
9,000,000
(1)(3)
AB BSL CLO 6 Ltd.
2025-6A AR, 4.995%,
(TSFR3M + 1.220%),
07/20/2039 9,004,482
0.1
3,500,000
(1)(3)
AGL CLO 16 Ltd.
2021-16A CR, 5.375%,
(TSFR3M + 1.700%),
01/20/2035 3,496,164
0.0
5,000,000
(1)(3)
AIMCO CLO Series
2018-BA CR3, 5.430%,
(TSFR3M + 1.750%),
04/16/2037 5,031,280
0.0
18,200,000
(1)(3)
Allegany Park CLO Ltd.
2019-1A ARR, 4.775%,
(TSFR3M + 1.100%),
01/20/2035 18,205,769
0.2
8,990,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A B, 5.375%,
(TSFR3M + 1.700%),
02/20/2038 9,031,201
0.1
1,221,922
(1)(3)
Apidos CLO XXXII
2019-32A A1R,
4.775%, (TSFR3M +
1.100%),
01/20/2033 1,223,660
0.0
3,700,000
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 3,695,960
0.0
260,852
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 252,911
0.0
442,754
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 415,951
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
22,550,000
(1)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
4.787%, (TSFR3M +
1.120%),
07/25/2034 $ 22,555,277
0.2
14,200,000
(1)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
5.323%, (TSFR3M +
1.650%),
04/15/2038 14,235,315
0.1
6,250,000
(1)(3)
Barings CLO Ltd.
2019-4A CR, 5.873%,
(TSFR3M + 2.200%),
07/15/2037 6,259,631
0.1
4,202,134
(1)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 3,900,927
0.0
13,890,000
(1)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.225%, (TSFR3M
+ 1.550%),
04/20/2038 13,917,836
0.1
5,500,000
(1)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-
21A A1R2, 4.913%,
(TSFR3M + 1.240%),
01/15/2039 5,508,883
0.1
20,100,000
(1)(3)
Benefit Street Partners
CLO XXIX Ltd. 2022-
29A AR, 4.847%,
(TSFR3M + 1.180%),
01/25/2038 20,097,849
0.2
8,750,000
(1)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.054%, (TSFR3M +
1.390%),
01/22/2038 8,771,718
0.1
13,650,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A A1,
4.834%, (TSFR3M +
1.170%),
04/22/2038 13,635,395
0.1
19,040,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.214%, (TSFR3M +
1.550%),
04/22/2038 19,079,241
0.2
2,000,000
(1)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
5.337%, (TSFR3M +
1.662%),
10/20/2030 2,001,308
0.0
1,002,102
(1)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
4.851%, (TSFR3M +
1.200%),
11/15/2030 1,002,500
0.0
2,779,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 2,798,815
0.0
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.107%, (TSFR3M +
1.432%),
07/20/2034 7,570,379
0.1
4,400,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
5.937%, (TSFR3M +
2.262%),
07/20/2034 4,400,220
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1AR
AR2, 5.034%, (TSFR3M
+ 1.290%),
07/20/2039 $ 7,573,747
0.1
4,400,000
(1)(3)
Broad River Bsl
Funding Clo Ltd. 2020-
1AR CR2, 5.594%,
(TSFR3M + 1.850%),
07/20/2039 4,403,300
0.0
1,083,144
(1)(3)
BSPRT Issuer Ltd.
2023-FL10 A, 5.884%,
(TSFR1M + 2.259%),
09/15/2035 1,083,946
0.0
6,600,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
6.441%, (TSFR3M +
2.762%),
07/16/2032 6,613,715
0.1
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CR3,
5.716%, (TSFR3M +
2.050%),
01/23/2038 10,023,170
0.1
13,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
4.900%, (TSFR3M +
1.220%),
01/17/2038 13,037,024
0.1
20,201
(3)
Chase Funding Trust
Series 2003-5 2A2,
4.363%, (TSFR1M +
0.714%),
07/25/2033 20,219
0.0
7,500,000
(1)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 7,575,166
0.1
7,160,000
(1)(3)
CIFC Funding Ltd.
2018-2A A1R, 5.045%,
(TSFR3M + 1.370%),
10/20/2037 7,179,926
0.1
3,000,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.380%,
(TSFR3M + 1.700%),
07/16/2037 3,002,094
0.0
21,000,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 4.770%,
(TSFR3M + 1.090%),
07/16/2035 21,015,414
0.2
1,416,247
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,327,967
0.0
4,190,953
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 3,876,934
0.0
4,429,375
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,347,536
0.0
16,950,000
(1)
DB Master Finance LLC
2026-1A A2I, 5.200%,
05/20/2056 16,981,674
0.2
5,077,177
(1)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,763,246
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,400,000
(1)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
5.987%, (TSFR3M +
2.312%),
07/18/2030 $ 6,421,600
0.1
11,400,000
(1)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
5.735%, (TSFR3M +
2.062%),
04/15/2034 11,341,142
0.1
14,850,000
(1)(3)
Elevation CLO Ltd.
2023-17A BR, 5.325%,
(TSFR3M + 1.650%),
10/20/2036 14,867,701
0.1
17,790,000
(1)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.225%,
(TSFR3M + 1.550%),
04/20/2038 17,810,298
0.2
8,990,000
(1)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.225%,
(TSFR3M + 1.550%),
01/20/2038 9,022,139
0.1
21,900,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 5.065%,
(TSFR3M + 1.390%),
10/20/2037 21,917,038
0.2
5,171,250
(1)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,267,221
0.1
1,795,218
(1)(3)
FS Rialto 2021-FL3 A,
4.998%, (TSFR1M +
1.364%),
11/16/2036 1,796,258
0.0
4,607,500
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,622,533
0.0
326,224
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 315,839
0.0
314,068
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 301,332
0.0
845,502
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 813,132
0.0
17,750,000
(1)(3)
Invesco CLO Ltd.
2021-3A BR, 5.164%,
(TSFR3M + 1.500%),
10/22/2034 17,796,150
0.2
7,702,500
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 7,785,365
0.1
15,250,000
(1)(3)
KKR Clo 33 Ltd. 33A
BR, 5.275%, (TSFR3M
+ 1.600%),
07/20/2034 15,267,477
0.1
10,030,000
(1)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.223%,
(TSFR3M + 1.550%),
04/15/2038 10,043,982
0.1
448,613
(1)(3)
LCM 30 Ltd. 30A AR,
5.017%, (TSFR3M +
1.342%),
04/20/2031 448,961
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,213,669
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 $ 5,077,086
0.0
10,580,000
(1)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.223%,
(TSFR3M + 1.550%),
04/15/2038 10,596,917
0.1
10,000,000
(1)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.673%, (TSFR3M +
1.000%),
07/15/2034 10,001,370
0.1
2,403,962
(1)(3)
MF1 Ltd. 2022-FL8 A,
4.989%, (TSFR1M +
1.350%),
02/19/2037 2,405,534
0.0
7,500,000
(1)(3)
MF1 Ltd. 2024-FL15
A, 6.988%, (TSFR1M +
1.688%),
08/18/2041 7,532,014
0.1
460,250
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 430,021
0.0
2,404,420
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,170,672
0.0
1,475,957
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,387,331
0.0
2,483,333
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 2,315,650
0.0
319,266
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 283,899
0.0
2,058,376
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 1,816,444
0.0
2,325,217
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 1,986,985
0.0
4,616,252
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 3,885,587
0.0
2,186,837
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 1,685,636
0.0
6,442,270
(1)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 6,161,423
0.1
865,161
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 814,648
0.0
4,751,917
(1)
Mosaic Solar Loans
LLC 2024-1A A,
5.500%,
09/20/2049 4,572,720
0.0
9,100,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A A1R4, 4.865%,
(TSFR3M + 1.220%),
07/22/2040 9,104,504
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,000,000
(1)(3)
Oaktree CLO Ltd.
2023-1A BR, 5.673%,
(TSFR3M + 2.000%),
04/15/2038 $ 6,029,136
0.1
4,600,000
(1)(3)
Ocean Trails CLO XVII
Ltd. 2025-17A C,
5.525%, (TSFR3M +
1.850%),
03/20/2038 4,610,207
0.0
6,010,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.075%, (TSFR3M
+ 1.400%),
07/20/2037 6,015,956
0.1
5,930,000
(1)(3)
Octagon 58 Ltd.
2022-1A BR, 5.423%,
(TSFR3M + 1.750%),
04/15/2038 5,957,035
0.1
14,280,000
(1)(3)
Octagon Investment
Partners 29 Ltd. 2016-
1A A1R3, 4.859%,
(TSFR3M + 1.210%),
07/18/2037 14,286,983
0.1
4,500,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 5.723%,
(TSFR3M + 2.050%),
10/31/2037 4,510,377
0.0
11,750,000
(1)(3)
Octagon Investment
Partners 50 Ltd. 2020-
4A BR2, 5.223%,
(TSFR3M + 1.550%),
01/15/2035 11,756,051
0.1
6,700,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A CR,
5.625%, (TSFR3M +
1.950%),
10/19/2037 6,716,408
0.1
10,700,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR4,
5.342%, (TSFR3M +
1.700%),
02/20/2038 10,716,885
0.1
5,747,521
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.725%,
(TSFR3M + 1.050%),
04/20/2033 5,751,981
0.1
3,547,596
(1)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 3,560,298
0.0
21,880,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.175%, (TSFR3M +
1.500%),
04/20/2038 21,894,813
0.2
5,800,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A BR,
5.475%, (TSFR3M +
1.800%),
04/20/2038 5,826,344
0.1
7,410,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.251%, (TSFR3M +
1.600%),
02/15/2033 7,359,642
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
11,850,000
(1)(3)
Recette Clo Ltd. 2015-
1A BR3, 5.225%,
(TSFR3M + 1.550%),
04/20/2034 $ 11,857,750
0.1
12,904,327
(1)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 12,966,012
0.1
4,816,466
(1)
Sabal Issuer LLC
2026-1A A1, 6.000%,
05/02/2061 4,743,167
0.0
5,620,625
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 5,748,916
0.1
1,990,000
(1)
SERVPRO Master
Issuer LLC 2025-1A
A2, 5.525%,
10/25/2055 1,975,377
0.0
4,652,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 4,687,906
0.0
4,620,000
(1)
SoFi Consumer Loan
Program Trust 2026-2
B, 4.800%,
03/25/2036 4,599,866
0.0
6,874,167
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,822,139
0.1
3,810,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,255,780
0.0
15,398,496
(1)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
6.128%, (TSFR3M +
2.462%),
07/25/2030 15,415,943
0.1
9,950,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A CR,
5.517%, (TSFR3M +
1.850%),
04/25/2034 9,822,630
0.1
14,060,440
(1)(3)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 4.947%, (TSFR3M
+ 1.280%),
01/25/2032 14,077,945
0.1
3,000,000
(1)(3)
Sound Point CLO
XXXIII Ltd. 2022-1A
BR, 5.417%, (TSFR3M
+ 1.750%),
04/20/2035 3,006,006
0.0
3,693,634
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,559,238
0.0
2,642,296
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 2,015,808
0.0
11,556,341
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 10,916,481
0.1
6,620,294
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,807,537
0.1
7,330,414
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 6,375,813
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,604,816
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 $ 3,482,566
0.0
5,952,602
(1)
Sunrun Bacchus Issuer
LLC 2025-1A A1,
5.990%,
04/30/2060 5,932,391
0.1
3,985,491
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,839,857
0.0
3,474,904
(1)
Sunrun Pangea Issuer
LLC 2025-2A A1,
6.150%,
01/30/2054 3,446,349
0.0
2,484,902
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 2,404,909
0.0
11,990,000
(1)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.225%,
(TSFR3M + 1.550%),
04/20/2038 12,014,376
0.1
536,280
(1)(3)
Symphony CLO XVI
Ltd. 2015-16A ARR,
4.873%, (TSFR3M +
1.200%),
10/15/2031 536,457
0.0
2,000,000
(1)
Taco Bell Funding LLC
2025-1A A2I, 4.821%,
08/25/2055 1,979,935
0.0
4,232,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 3,823,386
0.0
3,526,000
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 3,319,600
0.0
12,450,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 12,490,724
0.1
5,300,000
(1)
Trafigura Securitisation
Finance PLC 2026-1A
A, 5.120%,
12/15/2029 5,301,894
0.1
2,037,188
(1)
Triton Container
Finance IX LLC
2026-1A A, 5.260%,
05/20/2051 2,028,853
0.0
12,000,000
(1)(3)
TruPS Financials Note
Securitization 2026-1A
A1, 5.423%, (TSFR3M
+ 1.750%),
01/15/2038 12,012,372
0.1
6,270,614
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
4.923%, (TSFR3M +
1.250%),
07/15/2032 6,274,044
0.1
3,375,111
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,300,219
0.0
12,580,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
5.273%, (TSFR3M +
1.600%),
10/15/2034 12,595,964
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,000,000
(1)(3)
Wind River CLO Ltd.
2021-1A CR, 5.925%,
(TSFR3M + 2.250%),
07/20/2037 $ 10,014,790
0.1
8,300,000
(1)(3)
Wind River CLO Ltd.
2021-2A BR, 5.275%,
(TSFR3M + 1.600%),
07/20/2034 8,305,171
0.1
7,900,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 7,979,978
0.1
15,097,125
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 14,406,569
0.1
963,186,029
8.5
Student Loan Asset-Backed Securities : 0.6%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 251,232
0.0
348,465
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 289,246
0.0
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 55,823
0.0
1,924,704
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 1,732,307
0.0
1,036,985
(1)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 839,162
0.0
2,048,706
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 1,908,028
0.0
1,064,951
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 1,015,351
0.0
1,324,887
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 1,241,794
0.0
5,683,195
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 5,396,114
0.1
2,749,535
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 2,499,657
0.0
4,333,152
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 4,008,333
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 $ 1,321,400
0.0
11,150,000
(1)
Navient Refinance
Loan Trust 2026-B A,
5.070%,
06/15/2056 11,160,211
0.1
1,008,745
(1)
Nelnet Student Loan
Trust 2025-DA A1A,
4.650%,
08/20/2054 992,669
0.0
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,429,300
0.0
701,039
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 696,567
0.0
4,806,995
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 4,721,058
0.1
1,566,072
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,572,320
0.0
1,900,000
(1)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 1,908,985
0.0
12,534,545
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 11,864,440
0.1
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,809,445
0.0
255,562
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 254,685
0.0
5,800,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,590,808
0.1
6,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,818,550
0.1
3,639,475
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 3,418,870
0.0
73,796,355
0.6
Total Asset-Backed
Securities
(Cost $1,073,903,341)
1,062,933,024
9.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.6%
6,500,000
(1)(3)
1345T 2025-AOA A,
5.225%, (TSFR1M +
1.600%),
06/15/2042 6,513,166
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(3)
Acore Issuer LLC
2026-FL1 A, 5.089%,
(TSFR1M + 1.450%),
08/20/2043 $ 2,004,133
0.0
8,400,000
(1)(3)
ACREC LLC 2026-FL4
A, 5.087%, (TSFR1M +
1.450%),
01/18/2043 8,425,064
0.1
7,000,000
(1)(3)
ACRES Commercial
Realty Issuer LLC
2026-FL4 A, 5.087%,
(TSFR1M + 1.450%),
08/18/2044 7,022,228
0.1
4,729,345
(1)(3)
ACRES LLC 2025-FL3
A, 5.256%, (TSFR1M +
1.619%),
08/18/2040 4,748,992
0.0
10,000,000
(1)(3)
ARDN Mortgage Trust
2025-ARCP A, 5.375%,
(TSFR1M + 1.750%),
06/15/2035 10,018,420
0.1
6,000,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.024%,
(TSFR1M + 1.388%),
12/17/2029 6,009,056
0.1
5,000,000
(1)(3)
ARES Commercial
Mortgage Trust
2024-IND A, 5.317%,
(TSFR1M + 1.692%),
07/15/2041 5,015,010
0.1
10,000,000
(1)(3)
ARES Commercial
Mortgage Trust 2024-
IND2 A, 5.068%,
(TSFR1M + 1.443%),
10/15/2034 10,041,328
0.1
6,500,000
(1)(3)
ARES Trust 2025-IND3
A, 5.125%, (TSFR1M +
1.500%),
04/15/2042 6,520,123
0.1
1,500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 1,510,650
0.0
3,600,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.590%,
11/10/2029 3,619,020
0.0
4,000,000
(1)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
6.090%,
11/10/2029 4,034,035
0.0
5,000,000
(1)(3)
Atrium Hotel Portfolio
Trust 2025-ATRM A,
5.275%, (TSFR1M +
1.650%),
08/15/2042 5,034,949
0.1
1,350,000
(1)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 1,379,170
0.0
2,500,000
(1)(3)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,577,142
0.0
6,566,866
(1)(3)
BAMLL Trust 2025-
ASHF B, 5.976%,
(TSFR1M + 2.350%),
02/15/2042 6,590,716
0.1
27,444,613
(3)(7)
BANK 2017-BNK4 XA,
1.481%,
05/15/2050 195,692
0.0
4,500,000  BANK 2017-BNK7 B,
3.949%,
09/15/2060 4,219,291
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
172,292,341
(3)(7)
BANK 2018-BN14 XA,
0.649%,
09/15/2060 $ 1,616,662
0.0
21,211,610
(3)(7)
BANK 2019-BN16 XA,
1.089%,
02/15/2052 369,503
0.0
86,243,367
(3)(7)
BANK 2019-BN19 XA,
1.069%,
08/15/2061 2,032,795
0.0
5,597,937
(3)(7)
BANK 2020-BN30 XA,
1.350%,
12/15/2053 236,051
0.0
2,500,000
(3)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,461,146
0.0
5,000,000
(1)(3)
BAR Issuer LLC
2026-FL1 A, 5.239%,
(TSFR1M + 1.600%),
08/20/2043 5,025,822
0.1
1,000,000
(1)(3)
BAY Mortgage Trust
2025-LIVN A, 5.425%,
(TSFR1M + 1.800%),
05/15/2035 1,001,853
0.0
10,812,855
(3)(7)
BBCMS Mortgage Trust
2022-C17 XA, 1.323%,
09/15/2055 626,164
0.0
18,066,950
(3)(7)
BBCMS Trust 2021-
C10 XA, 1.287%,
07/15/2054 797,333
0.0
1,895,182
(1)(3)
BDS LLC 2024-FL13
A, 5.215%, (TSFR1M +
1.576%),
09/19/2039 1,899,034
0.0
10,000,000
(1)(3)
BDS LLC 2025-FL15
A, 5.039%, (TSFR1M +
1.400%),
03/19/2043 10,032,604
0.1
9,000,000
(1)(3)
BDS LLC 2025-FL16
A, 5.039%, (TSFR1M +
1.400%),
06/19/2043 9,029,658
0.1
5,000,000
(1)(3)
BDS LLC 2026-FL17
A, 4.989%, (TSFR1M +
1.350%),
05/19/2043 5,012,821
0.1
3,920,000
(3)
Benchmark Mortgage
Trust 2018-B3 AS,
4.195%,
04/10/2051 3,796,643
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2018-B3 B,
4.295%,
04/10/2051 2,779,744
0.0
44,945,147
(3)(7)
Benchmark Mortgage
Trust 2019-B12 XA,
1.131%,
08/15/2052 951,660
0.0
32,426,510
(3)(7)
Benchmark Mortgage
Trust 2019-B9 XA,
1.163%,
03/15/2052 638,134
0.0
23,092,709
(3)(7)
Benchmark Mortgage
Trust 2020-B17 XA,
1.507%,
03/15/2053 905,965
0.0
91,335,158
(3)(7)
Benchmark Mortgage
Trust 2020-B19 XA,
1.763%,
09/15/2053 3,574,456
0.0
51,900,269
(3)(7)
Benchmark Mortgage
Trust 2020-B20 XA,
1.620%,
10/15/2053 2,237,589
0.0
44,562,128
(3)(7)
Benchmark Mortgage
Trust 2020-B21 XA,
1.509%,
12/17/2053 2,118,537
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,677,261
(3)(7)
Benchmark Mortgage
Trust 2021-B28 XA,
1.328%,
08/15/2054 $ 206,733
0.0
2,250,000
(1)
Benchmark Mortgage
Trust 2021-B30 D,
2.000%,
11/15/2054 1,399,519
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2022-B34 A5,
3.786%,
04/15/2055 2,775,369
0.0
5,000,000
(3)
Benchmark Mortgage
Trust 2025-V16 C,
5.952%,
08/15/2058 4,997,769
0.1
2,250,000
(3)
Benchmark Mortgage
Trust 2025-V17 C,
6.089%,
09/15/2058 2,245,783
0.0
5,000,000  Benchmark Mortgage
Trust 2025-V18 C,
6.139%,
10/15/2058 4,963,437
0.0
3,400,000
(3)
Benchmark Mortgage
Trust 2025-V19 C,
5.751%,
01/15/2058 3,363,416
0.0
1,059,000  Benchmark Mortgage
Trust 2026-V21 C,
6.006%,
03/15/2059 1,047,612
0.0
4,500,000
(1)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.118%,
(TSFR1M + 1.493%),
11/15/2041 4,509,264
0.0
4,634,985
(1)(3)
BFLD Mortgage
Trust 2024-WRHS C,
6.066%, (TSFR1M +
2.441%),
07/15/2039 4,645,644
0.0
7,500,000
(1)(3)
BFLD Trust
2025-EWEST A,
5.175%, (TSFR1M +
1.550%),
06/15/2042 7,510,308
0.1
9,000,000
(1)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.175%,
(TSFR1M + 2.550%),
08/15/2042 9,032,171
0.1
6,295,555
(1)(8)
BMD2 Re- Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 5,577,370
0.1
6,784,173
(1)
BMD2 Re- Remic Trust
2019-FRR1 6B10,
2.337%,
05/25/2052 5,931,438
0.1
750,000
(3)
BMO Mortgage Trust
2024-5C6 C, 5.885%,
09/15/2057 737,447
0.0
5,000,000
(1)(3)
BMP 2024-MF23 C,
5.467%, (TSFR1M +
1.841%),
06/15/2041 5,015,517
0.1
10,000,000
(1)(3)
Brspl3 Ltd. 2026-FL3
A, 5.089%, (TSFR1M +
1.450%),
08/19/2043 10,021,850
0.1
5,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.022%,
(TSFR1M + 1.386%),
01/17/2043 5,014,145
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,651,238
(1)(3)
BX 2024-BRVE A,
5.466%, (TSFR1M +
1.841%),
04/15/2041 $ 7,677,136
0.1
4,926,438
(1)(3)
BX 2024-PALM A,
5.166%, (TSFR1M +
1.541%),
06/15/2037 4,933,136
0.0
5,302,500
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 5.910%,
(TSFR1M + 2.285%),
10/15/2036 5,300,120
0.1
3,357,131
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.118%,
(TSFR1M + 1.492%),
10/15/2041 3,371,122
0.0
1,754,961
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.267%,
(TSFR1M + 1.641%),
05/15/2041 1,759,592
0.0
5,295,904
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 6.315%,
(TSFR1M + 2.690%),
02/15/2039 5,321,652
0.1
7,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 5.566%,
(TSFR1M + 1.941%),
03/15/2041 7,024,032
0.1
8,665,811
(1)(3)
BX Commercial
Mortgage Trust
2025-JDI A, 5.025%,
(TSFR1M + 1.400%),
11/15/2042 8,698,798
0.1
2,250,000
(1)(3)
BX Commercial
Mortgage Trust 2026-
CSMO A, 5.025%,
(TSFR1M + 1.400%),
02/15/2043 2,258,019
0.0
7,500,000
(1)(3)
BX Commercial
Mortgage Trust 2026-
VLT9 A, 5.325%,
(TSFR1M + 1.700%),
03/15/2045 7,508,498
0.1
1,260,000
(1)(3)
BX Trust 2021-LBA
EV, 5.990%, (TSFR1M
+ 2.364%),
02/15/2036 1,259,651
0.0
1,260,000
(1)(3)
BX Trust 2024-CNYN
C, 5.567%, (TSFR1M +
1.941%),
04/15/2041 1,263,597
0.0
5,656,852
(1)(3)
BX Trust 2024-FNX A,
5.068%, (TSFR1M +
1.442%),
11/15/2041 5,668,285
0.1
3,358,250
(1)(3)
BX Trust 2024-VLT4
A, 5.117%, (TSFR1M +
1.491%),
06/15/2041 3,363,782
0.0
3,000,000
(1)(3)
BX Trust 2025-DELC
A, 5.175%, (TSFR1M +
1.550%),
12/15/2042 3,012,810
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(3)
BX Trust 2025-GW A,
5.225%, (TSFR1M +
1.600%),
07/15/2042 $ 5,019,395
0.1
1,500,000
(1)(3)
BX Trust 2025-GW B,
5.475%, (TSFR1M +
1.850%),
07/15/2042 1,507,974
0.0
1,945,650
(1)(3)
BX Trust 2025-LUNR
A, 5.125%, (TSFR1M +
1.500%),
06/15/2040 1,951,805
0.0
1,945,650
(1)(3)
BX Trust 2025-LUNR
B, 5.475%, (TSFR1M +
1.850%),
06/15/2040 1,953,574
0.0
7,000,000
(1)(3)
BX Trust 2025-OMG
A, 4.976%, (TSFR1M +
1.350%),
10/15/2042 7,013,333
0.1
4,819,773
(1)(3)
BX Trust 2025-ROIC
C, 5.169%, (TSFR1M +
1.543%),
03/15/2030 4,814,211
0.0
7,200,000
(1)(3)
BX Trust 2025-VLT6
C, 5.818%, (TSFR1M +
2.192%),
03/15/2042 7,182,019
0.1
5,000,000
(1)(3)
BX Trust 2025-VOLT
C, 5.975%, (TSFR1M +
2.350%),
12/15/2044 5,015,842
0.1
2,400,000
(1)(3)
BX Trust 2026-CART
A, 4.675%, (TSFR1M +
1.050%),
02/15/2036 2,393,811
0.0
2,250,000
(1)(3)
BX Trust 2026-ORBT
B, 5.180%, (TSFR1M +
1.550%),
07/15/2043 2,252,812
0.0
5,000,000
(1)(3)
BX Trust 2026-ORBT
C, 5.380%, (TSFR1M +
1.750%),
07/15/2043 5,006,250
0.1
10,000,000
(1)(3)
BXMT Ltd. 2026-FL6
A, 5.089%, (TSFR1M +
1.450%),
08/19/2043 10,015,420
0.1
9,087,738
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.017%,
(TSFR1M + 2.391%),
03/15/2035 9,096,953
0.1
2,726,321
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 7.760%,
(TSFR1M + 4.134%),
03/15/2035 2,729,818
0.0
4,000,000
(1)(3)
Caliun 2024-SUN A,
5.503%, (TSFR1M +
1.891%),
07/15/2041 4,012,544
0.0
4,259,000
(3)
Cantor Commercial
Real Estate Lending
2019-CF3 B, 3.500%,
01/15/2053 3,710,124
0.0
23,361,300
(3)(7)
CD Mortgage Trust
2017-CD4 XA, 1.356%,
05/10/2050 74,495
0.0
4,500,000
(3)
CD Mortgage Trust
2018-CD7 AM, 4.510%,
08/15/2051 4,401,978
0.0
2,000,000
(1)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,863,828
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,572,928
(3)(7)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.649%,
07/10/2049 $ 458
0.0
2,910,000
(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 AS, 3.789%,
09/15/2050 2,775,999
0.0
35,433,729
(3)(7)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.981%,
09/15/2050 288,889
0.0
67,620,694
(3)(7)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.816%,
06/10/2051 694,028
0.0
799,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
06/12/2040 800,958
0.0
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
06/12/2040 992,004
0.0
1,478,162
(1)(3)
CLNY Trust 2019-IKPR
A, 5.108%, (TSFR1M +
1.493%),
11/15/2038 1,463,916
0.0
3,986,032
(3)(7)
COMM Mortgage
Trust 2016-CR28 XA,
0.634%,
02/10/2049 —
—
31,345,964
(3)(7)
COMM Mortgage
Trust 2017-COR2 XA,
1.300%,
09/10/2050 191,845
0.0
3,000,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 2,995,692
0.0
3,034,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,062,842
0.0
5,000,000
(1)(3)
COMM Mortgage Trust
2025-SBX A, 5.432%,
08/10/2041 4,970,613
0.1
1,500,000
(1)(3)
CONE Trust 2024-
DFW1 A, 5.267%,
(TSFR1M + 1.642%),
08/15/2041 1,495,804
0.0
3,000,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 AS, 4.722%,
11/15/2051 2,918,124
0.0
3,746,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,077,548
0.0
4,500,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.732%,
03/15/2053 2,861,298
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)(3)
CSTL Commercial
Mortgage Trust 2025-
GATE2 C, 5.315%,
11/10/2042 $ 2,447,992
0.0
7,500,000
(1)(3)
D2 Multifamily Credit
Issuer Ltd. 2026-FL1
A, 5.089%, (TSFR1M +
1.450%),
11/19/2043 7,522,107
0.1
4,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,065,355
0.0
7,000,000
(1)(3)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2040 7,007,430
0.1
5,500,000
(1)(3)
DK Trust 2024-SPBX
C, 5.575%, (TSFR1M +
1.950%),
03/15/2034 5,513,881
0.1
2,750,000
(1)(3)
DK Trust 2024-SPBX
D, 6.375%, (TSFR1M +
2.750%),
03/15/2034 2,758,545
0.0
6,000,000
(1)(3)
DK Trust 2025-LXP A,
5.226%, (TSFR1M +
1.593%),
08/15/2037 6,027,067
0.1
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,007,140
0.0
2,407,833
(1)(3)
Extended Stay America
Trust 2025-ESH D,
6.225%, (TSFR1M +
2.600%),
10/15/2042 2,428,282
0.0
4,334,100
(1)(3)
Extended Stay America
Trust 2025-ESH E,
6.975%, (TSFR1M +
3.350%),
10/15/2042 4,384,131
0.0
3,091,837
(1)(3)
Extended Stay America
Trust 2026-ESH2 D,
5.875%, (TSFR1M +
2.250%),
02/15/2043 3,121,471
0.0
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU C, 5.775%,
(TSFR1M + 2.150%),
12/15/2039 2,009,422
0.0
2,500,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.225%,
(TSFR1M + 2.600%),
12/15/2039 2,520,197
0.0
9,751,913
(1)(3)(7)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 435,249
0.0
14,720,555
(1)(3)(7)
Freddie Mac Multifamily
ML Certificates
US XUS, 1.869%,
07/25/2037 1,630,940
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
98,468,793
(3)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.008%,
09/25/2030 $ 3,179,705
0.0
40,050,165
(3)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.849%,
12/25/2030 1,099,816
0.0
69,556,148
(3)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.484%,
04/25/2030 783,140
0.0
13,071,128
(3)(7)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.621%,
05/25/2035 1,319,726
0.0
1,500,000
(1)(3)
FS 2026-ORL A,
4.975%, (TSFR1M +
1.350%),
02/15/2041 1,503,924
0.0
5,000,000
(1)(3)
FS Commercial
Mortgage Trust 2026-
PALM A, 5.050%,
(TSFR1M + 1.400%),
07/15/2041 5,000,000
0.0
9,000,000
(1)(3)
FS Rialto Issuer LLC
2024-FL9 A, 5.270%,
(TSFR1M + 1.631%),
10/19/2039 9,018,663
0.1
5,000,000
(1)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.024%,
(TSFR1M + 1.385%),
08/19/2042 5,009,743
0.1
5,000,000
(1)(3)
FS Rialto Issuer LLC
2026-FL11 A, 5.089%,
(TSFR1M + 1.450%),
01/19/2044 5,020,302
0.1
2,500,000
(1)(3)
FS Rialto Issuer LLC
2026-FL11 B, 5.539%,
(TSFR1M + 1.900%),
01/19/2044 2,502,341
0.0
9,029,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.929%,
11/27/2050 8,494,288
0.1
6,372,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 5,358,442
0.1
819,766
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 808,850
0.0
3,900,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 6.515%,
(TSFR1M + 2.890%),
03/15/2039 3,932,749
0.0
7,000,000
(1)(3)
Greystone CRE Notes
LLC 2025-FL4 A,
5.106%, (TSFR1M +
1.481%),
01/15/2043 7,019,810
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
37,924,115
(3)(7)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.572%,
11/10/2049 $ 74,373
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 463,661
0.0
3,261,000  GS Mortgage Securities
Trust 2019-GC39 B,
3.970%,
05/10/2052 2,954,417
0.0
1,015,000  GS Mortgage Securities
Trust 2019-GC42 B,
3.363%,
09/10/2052 895,994
0.0
1,000,000
(1)(3)
GS REFT Issuer Ltd.
2026-FL1 A, 5.139%,
(TSFR1M + 1.500%),
10/19/2043 1,004,661
0.0
5,200,000
(1)(3)
GS REFT Issuer Ltd.
2026-FL1 AS, 5.289%,
(TSFR1M + 1.650%),
10/19/2043 5,209,753
0.1
5,000,000
(1)(3)
GSAT Trust 2025-BMF
C, 5.775%, (TSFR1M +
2.150%),
07/15/2040 4,979,290
0.1
1,800,000
(1)(3)
GSJP Trust 2025-
BEDS A, 5.125%,
(TSFR1M + 1.500%),
12/15/2042 1,793,634
0.0
3,000,000
(1)(3)
GSMS Trustair 2024-
FAIR C, 7.120%,
07/15/2029 2,976,298
0.0
4,250,000
(1)(3)
GWT 2024-WLF2 A,
5.317%, (TSFR1M +
1.691%),
05/15/2041 4,265,376
0.0
2,600,000
(1)(3)
Hawaii Hotel Trust
2025-MAUI C, 5.667%,
(TSFR1M + 2.042%),
03/15/2042 2,611,535
0.0
3,000,000
(1)(3)
HILT Commercial
Mortgage Trust 2024-
ORL A, 5.167%,
(TSFR1M + 1.541%),
05/15/2037 3,005,834
0.0
7,300,000
(1)(3)
HLTN Commercial
Mortgage Trust 2026-
DPLO A, 5.325%,
(TSFR1M + 1.700%),
04/15/2041 7,335,228
0.1
6,000,000
(1)(3)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 6,029,429
0.1
2,400,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY A, 5.467%,
(TSFR1M + 1.841%),
09/15/2041 2,406,139
0.0
2,600,000
(1)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 5.966%,
(TSFR1M + 2.341%),
09/15/2041 2,607,512
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000
(1)
ICNQ Mortgage Trust
2024-MF B, 6.074%,
12/10/2034 $ 4,088,194
0.0
2,500,000
(1)(3)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 6.023%,
07/13/2042 2,502,980
0.0
7,500,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
6.475%, (TSFR1M +
2.850%),
03/15/2042 7,517,010
0.1
5,000,000
(1)(3)
IP Mortgage Trust
2025-IP C, 6.025%,
06/10/2042 5,049,479
0.1
3,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.990%,
10/05/2039 3,020,047
0.0
2,000,000
(1)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.990%,
10/05/2039 1,995,945
0.0
3,000,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2026-
FUN C, 5.700%,
(TSFR1M + 2.100%),
06/15/2039 3,015,889
0.0
3,750,000
(1)(3)
JW Trust 2024-BERY
A, 5.218%, (TSFR1M +
1.593%),
11/15/2039 3,760,285
0.0
1,730,000
(1)
Key Commercial
Mortgage Securities
Trust 2018-S1 AS,
4.842%,
10/15/2053 1,687,528
0.0
5,000,000
(1)(3)
KIND Commercial
Mortgage Trust 2024-1
A, 5.515%, (TSFR1M +
1.890%),
08/15/2041 5,009,741
0.1
7,194,688
(1)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 C, 5.475%,
(TSFR1M + 1.850%),
03/15/2042 7,196,891
0.1
4,000,000
(1)(3)
KSL Commercial
Mortgage Trust 2026-
HT3 B, 5.400%,
(TSFR1M + 1.800%),
06/15/2043 4,015,040
0.0
5,000,000
(1)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.021%, (TSFR1M +
1.385%),
08/17/2042 5,009,715
0.1
24,918,086
(1)(3)(7)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.971%,
03/10/2050 49,827
0.0
7,500,000
(1)(3)
LSTR Trust 2026-HTL6
A, 5.125%, (TSFR1M +
1.500%),
12/15/2040 7,501,947
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,222,769
(1)(3)
MCR Mortgage Trust
2024-HTL D, 7.531%,
(TSFR1M + 3.905%),
02/15/2037 $ 3,228,123
0.0
5,000,000
(1)
MCR Mortgage Trust
2024-TWA A, 5.924%,
06/12/2039 5,017,170
0.1
7,825,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.217%,
(TSFR1M + 1.592%),
05/15/2041 7,731,499
0.1
1,110,340
(1)(3)
MF1 LLC 2022-FL9 A,
5.789%, (TSFR1M +
2.150%),
06/19/2037 1,112,005
0.0
8,000,000
(1)(3)
MF1 LLC 2025-FL17
A, 4.957%, (TSFR1M +
1.320%),
02/18/2040 8,012,644
0.1
4,400,000
(1)(3)
MF1 LLC 2025-FL20
A, 5.087%, (TSFR1M +
1.450%),
02/18/2043 4,414,679
0.0
5,000,000
(1)(3)
MF1 LLC 2026-FL21
A, 4.987%, (TSFR1M +
1.350%),
02/18/2041 5,006,252
0.1
1,500,000
(1)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 D, 6.275%,
(TSFR1M + 2.650%),
09/15/2040 1,505,387
0.0
36,273,050
(3)(7)
Morgan Stanley Capital
I 2017-HR2 XA,
0.989%,
12/15/2050 413,645
0.0
6,600,000
(1)(3)
NYC Commercial
Mortgage Trust
2025-28L B, 5.174%,
11/05/2038 6,570,683
0.1
3,500,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP A, 4.838%,
(TSFR1M + 1.213%),
02/15/2042 3,502,423
0.0
2,000,000
(1)(3)
NYC Commercial
Mortgage Trust 2025-
3BP C, 5.517%,
(TSFR1M + 1.892%),
02/15/2042 2,005,508
0.0
4,000,000
(1)(3)
NYC Trust 2024-3ELV
A, 5.616%, (TSFR1M +
1.991%),
08/15/2029 4,006,837
0.0
2,500,000
(1)(3)
ONNI Commercial
Mortgage Trust 2024-
APT A, 5.753%,
07/15/2039 2,520,054
0.0
10,000,000
(1)(3)
ORL Trust 2024-GLKS
C, 5.917%, (TSFR1M +
2.291%),
12/15/2039 10,054,276
0.1
5,000,000
(1)(3)
PFDR Trust 2026-
DLVR A, 5.313%,
(TSFR1M + 1.700%),
06/15/2043 5,007,636
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,175,797
(1)(3)
PFP Ltd. 2024-11 A,
5.444%, (TSFR1M +
1.832%),
09/17/2039 $ 2,181,936
0.0
8,000,000
(1)(3)
PFP Ltd. 2026-13 A,
5.137%, (TSFR1M +
1.500%),
08/18/2043 8,040,682
0.1
3,000,000
(1)(3)
PNW Trust 2026-ARTE
A, 5.337%, (TSFR1M +
1.711%),
04/15/2041 2,995,957
0.0
2,000,000
(1)(3)
PRM Trust 2025-PRM6
C, 5.175%,
07/05/2033 1,984,058
0.0
2,000,000
(1)(3)
PRM Trust 2025-PRM6
D, 5.867%,
07/05/2033 1,988,823
0.0
3,000,000
(1)(3)
PRM5 Trust 2025-
PRM5 C, 5.167%,
03/10/2033 2,966,878
0.0
8,500,000
(1)(3)
PRM7 Trust 2025-
PRM7 D, 5.850%,
11/10/2042 8,370,440
0.1
5,000,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.308%,
11/08/2049 4,922,723
0.0
19,500,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.160%,
03/01/2050 18,874,500
0.2
3,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,483,618
0.0
1,000,000
(1)(3)
SDAL Trust 2025-DAL
A, 6.067%, (TSFR1M +
2.441%),
04/15/2042 1,002,871
0.0
2,500,000
(1)(3)
SDR Commercial
Mortgage Trust 2024-
DSNY B, 5.367%,
(TSFR1M + 1.741%),
05/15/2039 2,506,820
0.0
5,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 5.575%, (TSFR1M +
1.950%),
10/15/2041 5,013,332
0.1
10,000,000
(1)(3)
SMRT 2022-MINI D,
5.576%, (TSFR1M +
1.950%),
01/15/2039 9,990,367
0.1
10,000,000
(1)(3)
SPGN Trust 2026-
TFLM A, 4.925%,
(TSFR1M + 1.300%),
02/15/2041 10,017,376
0.1
1,500,000
(1)(3)
STWD LLC 2025-FL4
B, 5.589%, (TSFR1M +
1.950%),
11/19/2042 1,503,281
0.0
5,000,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.468%,
(TSFR1M + 1.842%),
02/15/2042 4,964,680
0.1
5,500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 5.717%,
(TSFR1M + 2.092%),
02/15/2042 5,462,242
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,168,239
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 $ 4,182,178
0.0
4,300,000
(1)(3)
TRTX Issuer Ltd.
2025-FL6 A, 5.174%,
(TSFR1M + 1.537%),
09/18/2042 4,313,856
0.0
3,000,000
(1)(3)
VMC Finance LLC
2026-FL6 A, 5.239%,
(TSFR1M + 1.600%),
11/19/2043 3,004,590
0.0
7,000,000
(1)(3)
VTR Commercial
Mortgage Trust 2025-
STEM A, 5.201%,
10/13/2039 6,927,209
0.1
4,750,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE A, 5.118%,
(TSFR1M + 1.492%),
11/15/2041 4,764,144
0.0
3,000,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.467%,
(TSFR1M + 1.842%),
11/15/2041 3,009,712
0.0
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 1,735,104
0.0
4,000,000  Wells Fargo
Commercial Mortgage
Trust 2019-C54 C,
3.810%,
12/15/2052 3,378,539
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 C,
3.284%,
04/15/2054 4,121,532
0.0
1,250,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2025-5C5 C,
6.014%,
07/15/2058 1,248,854
0.0
5,999,348
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
4.975%, (TSFR1M +
1.350%),
08/15/2042 6,010,449
0.1
3,499,620
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP C,
5.625%, (TSFR1M +
2.000%),
08/15/2042 3,514,486
0.0
2,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP B,
6.466%, (TSFR1M +
2.841%),
04/15/2038 2,011,483
0.0
2,723,251
(1)(3)
WFLD Mortgage
Trust 2014-MONT A,
3.880%,
08/10/2031 2,704,787
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 $ 7,061,026
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $849,068,182)
856,975,299
7.6
BANK LOANS : 1.6%
Basic Materials : 0.0%
2,300,000
(9)
Ecovyst Catalyst
Technologies LLC,
06/12/2031 2,299,041
0.0
Communications : 0.0%
1,150,000  Cengage Learning, Inc.,
Tranche B, 6.638%,
(TSFR3M+3%),
03/24/2031 1,139,075
0.0
1,380,000
(9)
NTI Buyer LLC,
06/12/2033 1,373,100
0.0
2,512,175
0.0
Consumer, Cyclical : 0.3%
3,366,563  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
Tranche B, 6.119%,
(TSFR3M+2.750%),
07/31/2028 3,368,192
0.1
970,000  AI Aqua Merger Sub,
Inc., Tranche B, 6.119%,
(TSFR1M+2.5%),
06/25/2033 970,808
0.0
2,300,000  American Airlines, Inc.,
Tranche B, 6.666%,
(TSFR3M+3%),
05/31/2033 2,274,330
0.0
3,350,000  EG America LLC,
Tranche B, 6.916%,
(TSFR1M+2.250%),
02/10/2031 3,366,227
0.1
2,363,035  Flynn Restaurant
Group LP, Tranche
B2, 7.394%,
(TSFR1M+3.75%),
01/28/2032 2,341,768
0.1
2,288,384  Great Outdoors
Group LLC, Tranche
B3, 6.894%,
(TSFR1M+2.250%),
01/23/2032 2,298,158
0.0
2,288,354  LC Ahab US Bidco LLC,
Tranche B, 6.144%,
(TSFR1M+2.250%),
05/01/2031 2,289,785
0.0
2,288,325  PCI Gaming Authority,
Tranche B, 5.644%,
(TSFR1M+2.250%),
07/21/2031 2,291,799
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
1,583,555  Peer Holding III BV,
Tranche B5B, 6.232%,
(TSFR3M+2.5%),
07/01/2031 $ 1,588,999
0.0
750,000
(9)
Peer USA LLC, Tranche
B8,
10/14/2032 751,562
0.0
2,300,000  Raising Canes
Restaurants LLC,
Tranche B, 5.613%,
(TSFR1M+2%),
06/06/2033 2,291,016
0.0
2,300,000  TKO Worldwide
Holdings LLC,
Tranche B5, 5.412%,
(TSFR3M+1.750%),
11/21/2031 2,295,807
0.0
2,263,510  Windsor Holdings
III LLC, Tranche
B, 6.394%,
(TSFR1M+2.250%),
08/01/2030 2,266,339
0.0
28,394,790
0.3
Consumer, Non-cyclical : 0.4%
2,263,625  AlixPartners LLP,
Tranche B, 5.644%,
(TSFR1M+2.250%),
08/12/2032 2,251,705
0.0
2,294,250  Api Group DE, Inc.,
Tranche B, 5.394%,
(TSFR1M+1.75%),
05/16/2033 2,293,078
0.0
3,345,093  Bausch & Lomb
Corporation,
Tranche B, 7.394%,
(TSFR1M+3.75%),
01/15/2031 3,358,159
0.1
2,300,000  Bella Holding Co.
LLC, 6.894%,
(TSFR1M+3.25%),
06/16/2033 2,283,709
0.0
3,000,000  Camelot US
Acquisition I Co,
Tranche B, 6.394%,
(TSFR1M+2.250%),
01/31/2031 2,764,686
0.0
2,298,200  Cimpress USA, Inc.,
Tranche B1, 6.144%,
(TSFR1M+2.5%),
06/06/2033 2,303,945
0.0
3,375,000  Electron Bidco Inc.,
Tranche B, 6.144%,
(TSFR1M+2.250%),
02/07/2033 3,382,030
0.1
2,300,000  Ensemble RCM LLC,
Tranche B, 6.663%,
(TSFR3M+3.000%),
02/09/2033 2,288,261
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
2,298,661  Fleetcor Technologies,
Inc., Tranche
B6, 5.394%,
(TSFR1M+1.75%),
11/05/2032 $ 2,295,995
0.0
2,299,790  Fugue Finance B.V.,
Tranche B, 5.916%,
(TSFR3M+2.250%),
01/09/2032 2,297,154
0.0
2,298,955  Garda World
Security Corporation,
Tranche B, 6.419%,
(TSFR3M+2.750%),
02/01/2029 2,298,954
0.0
2,279,615  GENMAB A/S,
Tranche B, 5.732%,
(TSFR3M+2%),
12/13/2032 2,279,932
0.0
3,375,000  Hopper Merger
Sub, Inc., Tranche
B, 5.995%,
(TSFR3M+2.25%),
04/07/2033 3,305,600
0.1
2,300,000  McKesson Medical-
Surgical Top
Holdings, Inc.,
Tranche B, 5.982%,
(TSFR3M+2.25%),
06/09/2032 2,304,671
0.0
2,300,000  Mister Car Wash
Holdings Inc.,
Incremental First Lien
Term Loan B, 6.644%,
(TSFR1M+3%),
03/27/2031 2,309,446
0.0
2,300,000
(10)
Prestige Brands,
Inc., Delayed Draw
Term Loan, 5.621%,
(TSFR1M+2%),
06/13/2033 2,305,750
0.0
2,294,192  Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), 2025
Incremental Term
B-2 Loans, 5.369%,
(TSFR1M+2.250%),
03/07/2032 2,263,184
0.0
3,341,625  Primo Brands
( BlueTriton Brands/ Nestl
Waters NA) Term Loan
B 275-15, Tranche B,
6.482%,
03/31/2031 3,360,248
0.1
2,300,000  Sazerac Company, Inc.,
Tranche B, 5.630%,
(TSFR1M+2.250%),
07/09/2032 2,299,361
0.0
48,245,868
0.4
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy : 0.2%
2,288,361  CPPIB OVM
Member U.S. LLC,
Tranche B, 5.982%,
(TSFR3M+2.250%),
08/20/2031 $ 2,291,935
0.0
2,294,250  Deep Blue
Operating I LLC,
Tranche B, 5.902%,
(TSFR3M+2.25%),
10/01/2032 2,299,986
0.0
2,298,795  EMG Utica Midstream
Term Loan B 400-14,
Tranche B, 7.200%,
(TSFR3M+3.5%),
04/01/2030 2,313,163
0.1
2,309,657  GIP Pilot Acquisition
Partners LP,
Tranche B, 5.641%,
(TSFR3M+2%),
05/19/2032 2,308,213
0.1
2,275,000  Pelican Pipeline LLC,
Tranche B, 6.466%,
(TSFR3M+2.75%),
03/25/2033 2,280,687
0.0
2,285,625  Third Coast
Infrastructure LLC,
Tranche B, 6.894%,
(TSFR1M+3.25%),
09/25/2030 2,299,910
0.0
2,300,000  Whitewater Matterhorn
Holdings, LLC,
Tranche B1, 5.500%,
(TSFR3M+1.75%),
06/16/2032 2,286,343
0.0
16,080,237
0.2
Financial : 0.3%
2,300,000  Acuren Delaware
Holdco, Inc., 6.144%,
(TSFR1M+2.5%),
07/30/2031 2,304,791
0.0
2,298,106  Allspring Buyer LLC,
Tranche B, 6.750%,
(TSFR3M+3%),
11/01/2030 2,307,262
0.1
2,294,250  Asurion First-lien Term
Loan B-14 375-09,
Tranche B14, 7.413%,
(TSFR1M+3.75%),
02/23/2033 2,175,236
0.0
755,000  BCP VI Summit
Holdings LP,
Tranche B, 6.370%,
(TSFR1M+2.75%),
01/30/2032 757,516
0.0
1,545,000  BCP VI Summit
Holdings LP,
Tranche B, 6.370%,
(TSFR1M+2.75%),
01/30/2032 1,551,115
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
2,294,823  Broadstreet
Partners, Inc.,
Tranche B, 6.144%,
(TSFR1M+2.5%),
06/16/2031 $ 2,219,197
0.0
2,300,000  Citadel Securities LP,
Tranche B, 5.661%,
(TSFR3M+2%),
06/10/2033 2,297,764
0.0
2,266,424  CPI Holdco B, LLC,
Tranche B, 5.644%,
(TSFR1M+2.250%),
05/19/2031 2,260,150
0.0
2,300,000  Cushman & Wakefield
US Borrower LLC,
Tranche B, 5.894%,
(TSFR1M+2.25%),
06/13/2033 2,294,967
0.0
2,300,000  Edelman Financial
Engines Center
LLC, 7.620%,
(TSFR1M+4%),
11/28/2031 2,309,488
0.1
2,977,462  Focus Financial
Partners LLC,
Tranche B8, 6.144%,
(TSFR1M+2.250%),
09/15/2031 2,907,700
0.1
416,250
(9)(10)
Hightower Holding LLC,
Delayed Draw Term
Loan,
02/03/2032 413,649
0.0
1,248,750
(9)
Hightower Holding LLC,
Tranche B,
02/03/2032 1,240,945
0.0
635,000  HighTower Holding LLC,
Tranche B, 6.408%,
(TSFR3M+2.75%),
02/03/2032 631,031
0.0
2,244,361  Hudson River
Trading LLC,
Tranche B2, 6.139%,
(TSFR1M+2.5%),
03/18/2030 2,231,912
0.0
2,300,000  IMC Financing LLC,
Tranche B, 6.652%,
06/21/2032 2,303,834
0.0
2,300,000
(9)
Jupiter Borrower, Inc.,
Tranche B,
03/25/2033 2,302,875
0.0
2,299,447  Victory Capital
Holdings, Inc., 5.482%,
(TSFR3M+1.75%),
09/23/2032 2,292,639
0.0
34,802,071
0.3
Industrial : 0.4%
2,300,000  Asplundh Tree
Expert LLC,
Tranche B, 5.394%,
(TSFR1M+1.75%),
05/31/2033 2,300,000
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
214,118
(10)
Azuria Water
Solutions, Inc.,
Initial Delayed Draw
Term Loan, 6.416%,
(TSFR3M+2.75%),
04/25/2033 $ 214,118
0.0
2,060,882  Azuria Water
Solutions, Inc.,
Tranche B, 6.416%,
(TSFR3M+2.75%),
04/25/2033 2,060,882
0.0
2,300,000
(9)
Belden, Inc., Tranche B,
06/11/2033 2,305,750
0.1
2,288,442  Chariot Buyer LLC,
Tranche B, 6.644%,
(TSFR1M+2.250%),
09/08/2032 2,291,989
0.0
2,300,000  Construction
Partners, Inc.,
Tranche B, 5.637%,
(TSFR1M+2%),
11/03/2031 2,301,437
0.0
2,300,001  Coorstek , Inc., 6.228%,
(TSFR3M+2.5%),
10/28/2032 2,305,272
0.1
2,294,162  Genesee &
Wyoming, Inc.,
Tranche B, 5.482%,
(TSFR3M+1.75%),
04/10/2031 2,287,280
0.0
2,294,221  GFL Environmental
Services, Inc.,
Tranche B, 6.156%,
(TSFR3M+2.5%),
03/03/2032 2,293,505
0.0
2,294,250  Graham Packaging
Company Inc.,
Tranche B, 5.894%,
(TSFR1M+2.250%),
01/26/2033 2,298,031
0.0
2,300,000  Hillenbrand Inc.,
Tranche B, 3.644%,
(TSFR1M+2.250%),
02/10/2033 2,261,188
0.0
2,300,000  Madison Iaq LLC,
Tranche B, 5.470%,
(TSFR6M+1.75%),
05/06/2032 2,296,244
0.0
2,288,514  Pro Mach Group, Inc.,
Tranche B, 6.144%,
(TSFR1M+2.5%),
10/18/2032 2,292,538
0.0
2,300,000  Tecta America Corp.,
Tranche B, 6.144%,
(TSFR1M+2.5%),
02/18/2032 2,305,272
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
2,294,250  TK Elevator Midco
Gmbh , Term
Loan B, 6.480%,
(TSFR6M+2.750%),
04/30/2030 $ 2,306,540
0.1
2,150,000  TransDigm Term
Loan N 250-07,
Tranche N, 6.120%,
(TSFR1M+2.5%),
02/10/2033 2,152,202
0.0
2,298,800  Vertex Aerospace
Services Corp.,
Tranche B, 5.644%,
(TSFR1M+2%),
12/06/2030 2,298,800
0.0
241,263
(10)
Watlow Electric
Manufacturing Co.,
2026 Delayed Draw
Term Loan, 6.417%,
(TSFR3M+2.75%),
06/17/2033 241,514
0.0
2,300,019  Watlow Electric
Manufacturing Co.,
Tranche B, 6.417%,
(TSFR3M+2.75%),
06/17/2033 2,300,978
0.0
39,113,540
0.4
Technology : 0.0%
2,300,000  Aragorn Parent
Corporation, 7.144%,
(TSFR1M+3.5%),
12/16/2030 2,310,063
0.0
2,300,000  AthenaHealth
Group, Inc.,
Tranche B, 6.870%,
(TSFR1M+3.25%),
02/17/2032 2,278,437
0.0
4,588,500
0.0
Utilities : 0.0%
2,300,000  Discovery Energy
Holding Corporation,
Tranche B, 6.732%,
(TSFR3M+3.000%),
05/01/2031 2,306,468
0.0
2,300,000
(9)
Pathfinder Power LLC,
Tranche B,
06/22/2033 2,299,282
0.0
4,605,750
0.0
Total Bank Loans
(Cost $180,977,691)
180,641,972
1.6
SOVEREIGN BONDS : 0.4%
4,825,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 4,863,914
0.1
6,075,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 6,259,832
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
3,125,000
(2)
Brazilian Government
International Bond,
7.125
%,
05/13/2054 $ 3,146,094
0.0
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 888,000
0.0
1,737,000
(2)
Colombia Government
International Bond,
7.750
%,
11/07/2036 1,899,409
0.0
8,150,000
(1)
Eagle Funding
Luxco Sarl ,
5.500
%,
08/17/2030 8,174,450
0.1
3,927,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 3,980,918
0.0
3,199,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 3,284,285
0.0
5,523,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 5,820,193
0.1
1,940,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 2,069,243
0.0
2,475,000
(1)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 2,673,000
0.0
2,800,000  Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 2,870,000
0.0
Total Sovereign Bonds
(Cost $44,388,634)
45,929,338
0.4
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.0%
4,755,404
(11)
Voya Multi-Sector
Income ETF
235,293,110
2.1
1,995,000
(11)
Voya Ultra Short
Income ETF
99,919,575
0.9
335,212,685
3.0
Total Exchange-Traded
Funds
(Cost $332,472,056)
335,212,685
3.0
Total Long-Term
Investments
(Cost $10,701,395,825)
10,538,409,801
93.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 20.3%
Commercial Paper : 16.8%
5,000,000  Agilent Technologies,
Inc.,
3.980
%,
07/07/2026 4,996,189
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
30,000,000  American Honda
Finance Corp.,
3.980
%,
07/09/2026 $ 29,970,603
0.3
10,000,000  American Honda
Finance Corp.,
4.000
%,
07/21/2026 9,977,024
0.1
22,235,000  American Honda
Finance Corp.,
4.030
%,
07/24/2026 22,176,213
0.2
22,490,000  American Honda
Finance Corp.,
4.060
%,
07/27/2026 22,422,649
0.2
15,000,000  American Honda
Finance Corp.,
4.110
%,
08/10/2026 14,931,075
0.1
31,465,000  American Honda
Finance Corp.,
4.150
%,
08/19/2026 31,287,135
0.3
1,150,000
(4)(12)
Australia & New
Zealand Banking
Group Ltd.,
3.900
%,
11/03/2026 1,134,375
0.0
50,000,000
AutoZone Disc,
3.880
%,
07/01/2026 49,994,685
0.5
93,000,000
AutoZone, Inc.,
3.920
%,
07/06/2026 92,940,127
0.8
60,000,000
AutoZone, Inc.,
3.930
%,
07/07/2026 59,954,850
0.5
40,000,000
BASF SE,
4.040
%,
07/30/2026 39,867,668
0.4
2,350,000
(4)(12)
BNP Paribas S.A.,
3.970
%,
09/03/2026 2,333,980
0.0
40,000,000  Caterpillar Financial
Services Corp.,
3.690
%,
07/07/2026 39,971,688
0.4
4,700,000
(4)(12)
Charles Schwab &
Co., Inc.,
3.890
%,
08/13/2026 4,677,945
0.0
40,547,000  Charles Schwab Corp.,
3.870
%,
09/08/2026 40,247,929
0.4
100,000,000  Charles Schwab Corp.,
4.090
%,
12/08/2026 98,229,750
0.9
4,300,000
(4)(12)
Commonwealth Bank
of Australia,
3.790
%,
08/19/2026 4,300,402
0.0
21,000,000  Consolidated Edison,
Inc.,
3.910
%,
07/02/2026 20,995,504
0.2
45,000,000  Consolidated Edison,
Inc.,
3.960
%,
07/10/2026 44,951,197
0.4
32,000,000  Constellation Energy
Generation LLC,
3.730
%,
07/15/2026 31,950,969
0.3
20,000,000  Constellation Energy
Generation LLC,
4.590
%,
07/20/2026 19,949,860
0.2
50,000,000  Constellation Energy
Generation LLC,
4.620
%,
07/31/2026 49,804,485
0.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
5,700,000  Constellation Energy
Generation LLC,
4.630
%,
08/03/2026 $ 5,675,538
0.1
7,700,000  Constellation Energy
Generation LLC,
4.630
%,
08/05/2026 7,664,996
0.1
7,000,000  Constellation Energy
Generation LLC,
4.630
%,
08/07/2026 6,966,395
0.1
40,000,000  Constellation Energy
Generation LLC,
4.660
%,
08/21/2026 39,736,416
0.4
5,000,000
(4)(12)
DNB Bank ASA,
3.830
%,
12/11/2026 5,003,536
0.0
14,000,000  Duke Energy Co.,
3.850
%,
07/08/2026 13,988,205
0.1
5,000,000
(4)(12)
DZ Bank AG,
3.920
%,
08/10/2026 4,978,490
0.0
30,000,000
eBay, Inc.,
4.170
%,
09/25/2026 29,705,070
0.3
68,400,000
eBay, Inc.,
4.240
%,
10/30/2026 67,443,282
0.6
44,700,000  Enbridge U S, Inc.,
4.010
%,
07/13/2026 44,636,262
0.4
7,000,000  Enbridge U S, Inc.,
4.030
%,
07/16/2026 6,987,670
0.1
10,000,000  Enbridge U S, Inc.,
4.070
%,
07/30/2026 9,966,667
0.1
50,000,000  Enbridge U S, Inc.,
4.110
%,
08/18/2026 49,725,870
0.4
12,895,000
Entergy Corp.,
3.900
%,
07/01/2026 12,893,622
0.1
43,000,000
Entergy Corp.,
4.020
%,
07/17/2026 42,919,568
0.4
4,400,000
Entergy Corp.,
4.060
%,
07/23/2026 4,388,784
0.0
53,650,000
Entergy Corp.,
4.090
%,
08/11/2026 53,398,634
0.5
10,000,000
Entergy Corp.,
4.160
%,
09/10/2026 9,918,680
0.1
40,000,000
Equifax, Inc.,
3.940
%,
07/02/2026 39,991,368
0.4
31,000,000
Equifax, Inc.,
4.060
%,
07/24/2026 30,917,512
0.3
6,000,000
Equifax, Inc.,
4.110
%,
08/20/2026 5,965,728
0.1
9,248,000  Home Depot, Inc.,
3.690
%,
07/07/2026 9,241,454
0.1
3,000,000  HSBC USA, Inc.,
3.950
%,
08/20/2026 2,983,527
0.0
3,110,000  HSBC USA, Inc.,
4.150
%,
11/09/2026 3,063,976
0.0
650,000
(4)(12)
Lloyds Bank PLC,
3.780
%,
08/24/2026 646,246
0.0
4,050,000
(4)(12)
Lloyds Bank PLC,
3.840
%,
07/06/2026 4,050,182
0.0
5,000,000
(4)(12)
Macquarie Bank Ltd.,
3.880
%,
11/06/2026 5,000,790
0.0
10,000,000  McCormick & Co., Inc.,
3.970
%,
08/19/2026 9,945,896
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
15,000,000  McCormick & Co., Inc.,
4.080
%,
08/04/2026 $ 14,941,569
0.1
44,100,000  McCormick & Co., Inc.,
4.080
%,
08/05/2026 43,923,247
0.4
50,000,000  McDonalds Corp. D,
4.070
%,
08/12/2026 49,761,630
0.4
13,430,000
Metlife Short,
4.100
%,
12/07/2026 13,192,837
0.1
5,100,000
(4)(12)
National Australia
Bank Ltd.,
3.920
%,
10/02/2026 5,102,208
0.0
6,800,000
(4)(12)
National Australia
Bank Ltd.,
3.960
%,
11/30/2026 6,686,048
0.1
3,200,000
(4)(12)
Oversea-Chinese
Banking Corp. Ltd.,
3.820
%,
09/03/2026 3,201,090
0.0
1,750,000
(4)(12)
Oversea-Chinese
Banking Corp. Ltd.,
3.870
%,
11/13/2026 1,750,148
0.0
50,000,000  PPG INDS, Inc.-DIS,
3.810
%,
07/30/2026 49,844,056
0.4
11,800,000
(4)(12)
Royal Bank of Canada,
3.870
%,
12/11/2026 11,813,938
0.1
4,900,000  Simon Property Group
LP,
3.990
%,
07/10/2026 4,894,645
0.1
16,500,000  Simon Property Group
LP,
4.050
%,
07/20/2026 16,463,497
0.2
16,700,000  Simon Property Group
LP,
4.050
%,
07/21/2026 16,661,161
0.2
10,000,000  Simon Property Group
LP,
4.060
%,
07/24/2026 9,973,391
0.1
30,500,000  Simon Property Group
LP,
4.060
%,
07/27/2026 30,408,601
0.3
22,500,000  Simon Property Group
LP,
4.070
%,
07/31/2026 22,422,474
0.2
18,500,000  Simon Property Group
LP,
4.080
%,
08/04/2026 18,427,935
0.2
5,200,000
(4)(12)
Skandinaviska Enskilda
Banken AB,
3.880
%,
09/16/2026 5,202,713
0.0
3,550,000
(4)(12)
Societe Generale S.A.,
3.850
%,
11/12/2026 3,549,991
0.0
4,950,000
(4)(12)
Sumitomo Mitsui
Banking Corp.,
3.970
%,
09/23/2026 4,952,571
0.0
2,400,000
(4)(12)
Sumitomo Mitsui Trust
Bank Ltd.,
3.850
%,
08/07/2026 2,390,471
0.0
5,000,000
(4)(12)
Swedbank AB,
3.890
%,
09/16/2026 5,002,875
0.0
19,950,000  The Sherwin-
Williams Co.,
3.870
%,
07/06/2026 19,937,308
0.2
38,000,000  The Sherwin-
Williams Co.,
3.920
%,
07/28/2026 37,886,087
0.3
4,700,000  The Sherwin-
Williams Co.,
3.920
%,
08/05/2026 4,681,886
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
67,950,000  Thunder Bay Fund,
3.930
%,
09/09/2026 $ 67,434,409
0.6
1,450,000
(4)(12)
TotalEnergies Capital
USA LLC,
3.830
%,
07/28/2026 1,445,934
0.0
3,550,000
(4)(12)
TotalEnergies Capital
USA LLC,
3.870
%,
09/28/2026 3,516,009
0.0
2,750,000
(4)(12)
UBS AG,
3.970
%,
10/21/2026 2,750,087
0.0
5,050,000
(4)(12)
United Overseas
Bank Ltd.,
3.800
%,
08/03/2026 5,050,926
0.0
20,800,000  Virginia Electric and
Power Co.,
3.860
%,
07/16/2026 20,764,858
0.2
35,000,000  Volkswagen Group of
America Finance LLC,
3.920
%,
07/08/2026 34,969,942
0.3
15,000,000  Volkswagen Group of
America Finance LLC,
3.930
%,
07/10/2026 14,983,857
0.1
25,000,000  Waste Management,
Inc.,
3.980
%,
07/08/2026 24,978,207
0.2
49,700,000  Waste Management,
Inc.,
4.000
%,
07/13/2026 49,629,366
0.4
4,450,000
(4)(12)
Westpac Banking Corp.,
3.920
%,
10/15/2026 4,452,059
0.0
Total Commercial Paper
(Cost $1,898,088,131)
1,897,918,697
16.8
Corporate Bonds/Notes : 0.1%
5,000,000
(3)
Cooperatieve
Rabobank UA,
4.253
%,
(SOFRINDX + 0.620%),
08/28/2026 5,003,103
0.1
4,600,000
(3)(12)
Toyota Motor Credit
Corp.,
3.850
%,
(SOFRRATE +
0.770%),
08/07/2026 4,601,993
0.0
Total Corporate Bonds/
Notes
(Cost $9,605,096)
9,605,096
0.1
Certificate of Deposit : 0.5%
4,850,000
(12)
Bank of America N.A.,
3.820
%,
09/02/2026 4,850,809
0.0
5,000,000
(12)
Bank of Nova Scotia,
3.900
%,
09/16/2026 5,003,006
0.1
3,100,000
(12)
Barclays Bank PLC,
3.970
%,
09/28/2026 3,102,678
0.0
5,000,000
(12)
Canadian Imperial Bank
of Commerce,
3.910
%,
09/18/2026 5,002,167
0.0
7,000,000
(12)
Mitsubishi UFJ Trust &
Banking Corp.,
3.880
%,
12/14/2026 7,006,174
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificate of Deposit (continued)
3,950,000
(3)(12)
Mizuho Bank Ltd. ycd ,
3.810
%, (SOFRRATE +
0.190%),
08/10/2026 $ 3,950,410
0.0
1,300,000
(12)
MUFG Bank Ltd.,
3.870
%,
11/25/2026 1,300,960
0.0
3,650,000
(3)(12)
MUFG Bank Ltd. Ycd ,
3.970
%, (SOFRRATE +
0.350%),
09/10/2026 3,651,333
0.0
5,150,000
(12)
Natixis SA,
3.840
%,
11/04/2026 5,153,239
0.1
5,000,000  Norddeutsche
Landsbank Girozentra ,
3.960
%,
10/30/2026 4,999,140
0.1
1,400,000
(12)
Sumitomo Mitsui Trust
Bank Ltd.,
3.810
%,
09/02/2026 1,400,208
0.0
1,050,000
(12)
Sumitomo Mitsui Trust
Bank Ltd.,
3.920
%,
07/06/2026 1,050,054
0.0
4,900,000
(12)
Svenska
Handelsbanken AB,
3.930
%,
10/01/2026 4,903,849
0.0
5,150,000
(12)
Toronto-Dominion Bank,
3.820
%,
09/11/2026 5,148,559
0.1
Total Certificate of
Deposit
(Cost $56,523,445)
56,522,586
0.5
Repurchase Agreements : 2.1%
12,022,499
(12)
Bethesda Securities,
Repurchase
Agreement dated
06/30/2026, 3.710%,
due 07/01/2026
(Repurchase Amount
$12,023,721,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.650%-
5.155%, Market Value
plus accrued interest
$12,262,949, due
12/01/26-06/01/36)
12,022,499
0.1
1,811,434
(12)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,811,615,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,847,663, due
04/07/28-06/20/56)
1,811,434
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,973,000  Deutsche Bank,
Repurchase Agreement
dated 06/30/2026,
3.640%, due
07/01/2026 , $4,973,503
to be received
upon repurchase
(Collateralized by
$5,539,500, various
U.S. Treasuries,
4.000%, Market Value
plus accrued interest
$5,072,520 due
11/15/2042)
$ 4,973,000
0.1
2,891,007
(12)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $2,891,296,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.270%-
7.000%, Market Value
plus accrued interest
$2,948,827, due
08/15/28-07/01/56)
2,891,007
0.0
81,525,897
(12)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/30/2026, 3.710%,
due 07/01/2026
(Repurchase Amount
$81,534,184,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.875%-
7.000%, Market Value
plus accrued interest
$83,156,415, due
04/15/28-06/01/56)
81,525,897
0.7
11,238,994
(12)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
06/30/2026, 3.710%,
due 07/01/2026
(Repurchase Amount
$11,240,136,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.283%, Market Value
plus accrued interest
$11,464,955, due
12/11/26-05/20/56)
11,238,994
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,067,931
(12)
NatWest Markets
Securities Inc,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,068,038,
collateralized by various
U.S. Government
Agency Obligations,
4.500%-6.500%, Market
Value plus accrued
interest $1,089,290, due
10/01/43-06/01/54)
$ 1,067,931
0.0
21,223,910
(12)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase Amount
$21,226,027,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$21,648,388, due
08/06/26-11/15/55)
21,223,910
0.2
102,077,051
(12)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2026, 3.760%,
due 07/01/2026
(Repurchase Amount
$102,087,566,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$103,879,117, due
01/15/28-02/15/56)
102,077,051
0.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,635,628
(12)
TD Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,635,792,
collateralized by various
U.S. Government
Agency Obligations,
4.500%-6.000%, Market
Value plus accrued
interest $1,668,341, due
10/20/54-05/20/56)
$ 1,635,628
0.0
Total Repurchase
Agreements
(Cost $240,467,351)
240,467,351
2.1
Time Deposits : 0.2%
690,685
(12)
Credit Agricole
Corporate and
Investment Bank,
3.600
%,
07/01/2026 690,685
0.0
10,611,262
(12)
Landesbank
Hessen Thueringen
Girozentrale ,
3.630
%,
07/01/2026 10,611,262
0.1
6,661,262
(12)
Mizuho Bank Ltd.,
3.620
%,
07/01/2026 6,661,262
0.1
5,461,262
(12)
Toronto-Dominion Bank,
3.630
%,
07/01/2026 5,461,262
0.0
Total Time Deposits
(Cost $23,424,471)
23,424,471
0.2
U.S. Treasury Obligations : 0.6%
39,858,000
(4)
United States Treasury
Bill,
3.280
%,
07/09/2026 39,825,835
0.4
25,000,000
(4)
United States Treasury
Bill,
3.780
%,
10/01/2026 24,761,694
0.2
Total U.S. Treasury
Obligations
(Cost $64,589,409)
64,587,529
0.6
Total Short-Term
Investments
(Cost $2,292,697,903)
2,292,525,730
20.3
Total Investments in
Securities
(Cost $12,994,093,728) $ 12,830,935,531 113.7
Liabilities in Excess of
Other Assets
(1,544,844,793) (13.7)
Net Assets $ 11,286,090,738 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
Represents or includes a “to be announced” (TBA) security
transaction.
(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(10)
All or a portion of this holding is subject to unfunded loan commitments.
(11)
Investment in affiliate.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,729,351,904 $ — $ 2,729,351,904
U.S. Government Agency Obligations — 2,200,982,829 — 2,200,982,829
Collateralized Mortgage Obligations — 1,565,280,797 — 1,565,280,797
U.S. Treasury Obligations — 1,561,101,953 — 1,561,101,953
Asset-Backed Securities — 1,062,933,024 — 1,062,933,024
Commercial Mortgage-Backed Securities — 856,975,299 — 856,975,299
Exchange-Traded Funds 335,212,685 — — 335,212,685
Bank Loans — 180,641,972 — 180,641,972
Sovereign Bonds — 45,929,338 — 45,929,338
Short-Term Investments — 2,292,525,730 — 2,292,525,730
Total Investments, at fair value $ 335,212,685 $ 12,495,722,846 $ — $ 12,830,935,531
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 6,667,037 — 6,667,037
Centrally Cleared Inflation-Linked Swaps — 510,750 — 510,750
Centrally Cleared Interest Rate Swaps — 19,682,066 — 19,682,066
Forward Foreign Currency Contracts — 7,168 — 7,168
Forward Premium Swaptions — 8,810,586 — 8,810,586
Futures 20,742,084 — — 20,742,084
OTC total return swaps — 57,244 — 57,244
Total Assets $ 355,954,769 $ 12,531,457,697 $ — $ 12,887,412,466
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (7,233,898) $ — $ (7,233,898)
Centrally Cleared Inflation-Linked Swaps — (581,008) — (581,008)
Centrally Cleared Interest Rate Swaps — (5,530,170) — (5,530,170)
Forward Premium Swaptions — (15,742,939) — (15,742,939)
Futures (283,535) — — (283,535)
OTC total return swaps — (7,131,742) — (7,131,742)
Written Options — (332,308) — (332,308)
Total Liabilities $ (283,535) $ (36,552,065) $ — $ (36,835,600)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 3/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
6/30/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Multi-Sector Income ETF
$ 234,536,525 $ — $ — $ 756,585 $ 235,293,110 $ — $ — $ —

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Issuer
Beginning
Fair Value
at 3/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
6/30/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Ultra Short Income ETF
$ 99,849,750 $ — $ — $ 69,825 $ 99,919,575 $ — $ — $ —
$ 334,386,275 $ — $ — $ 826,410 $ 335,212,685 $ — $ — $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 864,047 USD 981,921 Standard Chartered Bank 08/14/26 $ 7,168
$ 7,168
At June 30, 2026, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,368 09/30/26 $ 281,989,687 $ (283,535)
U.S. Treasury 5-Year Note 4,012 09/30/26 429,472,063 402,797
U.S. Treasury 10-Year Note 3,944 09/21/26 433,408,625 2,420,660
U.S. Treasury Ultra 10-Year Note 1,152 09/21/26 129,564,000 453,351
U.S. Treasury Ultra Long Bond 5,063 09/21/26 588,099,094 17,465,276
$ 1,862,533,469 $ 20,458,549
At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 439,604,000 $ 1,217,451 $ (7,233,898)
$ 1,217,451 $ (7,233,898)
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i )
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 2 Sell 5.000 06/20/31 USD 354,224,970 $ 28,602,257 $ 6,667,037
$ 28,602,257 $ 6,667,037

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i ) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 3-month Australian Bank Bill Quarterly 4.687 % Quarterly 03/25/28 AUD 363,000,000 $ 1,042,209 $ 1,042,209
Pay 1-day Overnight Brazil Interbank Deposit Annual 13.680
At Termination
Date 01/02/29 BRL 357,072,429 (649,939) (649,939)
Pay 1-day Overnight Brazil Interbank Deposit Annual 14.020
At Termination
Date 01/02/29 BRL 182,110,555 (33,022) (33,022)
Pay 1-day Overnight Brazil Interbank Deposit Annual 13.900
At Termination
Date 01/02/29 BRL 112,822,364 (84,219) (84,219)
Pay 1-day Overnight Bank of Canada Semi-Annual 2.781 Semi-Annual 03/20/28 CAD 355,000,000 717,960 717,960
Pay 1-day Euro Short Term Rate Annual 2.590 Annual 03/26/28 EUR 223,500,000 742,586 742,586
Pay 1-day Secured Overnight Financing Rate Annual 4.020
At Termination
Date 06/22/28 USD 306,958,000 117,685 117,685
Pay 1-day Secured Overnight Financing Rate Annual 4.050
At Termination
Date 06/22/28 USD 306,267,000 203,773 203,773
Pay 1-day Secured Overnight Financing Rate Annual 2.994
At Termination
Date 03/03/28 USD 153,055,000 (1,543,975) (1,543,975)
Pay 1-day Secured Overnight Financing Rate Annual 3.280
At Termination
Date 03/13/29 USD 109,754,000 (553,054) (553,054)
Pay 1-day Secured Overnight Financing Rate Annual 4.129 Annual 03/27/36 USD 76,523,000 64,533 64,533
Pay 1-day Secured Overnight Financing Rate Annual 4.605 Annual 05/29/46 USD 24,445,000 103,319 103,319
Pay 1-day Secured Overnight Financing Rate Annual 3.978 Annual 03/18/41 USD 1,600,000 (27,927) (27,927)
Pay 1-day Secured Overnight Financing Rate Annual 4.090 Annual 03/18/51 USD 950,000 (16,898) (16,898)
Pay 3-month Johannesburg Interbank Quarterly 7.270 Quarterly 04/09/31 ZAR 698,215,000 (161,881) (161,307)
Pay 3-month Johannesburg Interbank Quarterly 7.605 Quarterly 03/25/31 ZAR 511,827,000 301,718 308,229
Receive 1-day Secured Overnight Financing Rate Annual 4.078
At Termination
Date 06/14/28 USD 610,232,000 (539,201) (539,201)
Receive 1-day Secured Overnight Financing Rate Annual 3.457
At Termination
Date 02/25/27 USD 493,100,000 1,621,518 1,621,518
Receive 1-day Secured Overnight Financing Rate Annual 3.299 Annual 02/24/28 USD 370,000,000 4,253,420 4,253,420
Receive 1-day Secured Overnight Financing Rate Monthly 3.389 Monthly 02/04/29 USD 322,000,000 3,962,878 3,962,878
Receive 1-day Secured Overnight Financing Rate Annual 3.366 Annual 02/23/31 USD 207,000,000 4,644,481 4,644,481
Receive 1-day Secured Overnight Financing Rate Annual 4.319 Annual 05/21/37 USD 71,241,600 (1,636,752) (1,636,752)
Receive 1-day Secured Overnight Financing Rate Annual 4.605 Annual 02/14/46 USD 64,408,750 (283,876) (283,876)
Receive 1-day Secured Overnight Financing Rate Annual 3.502 Annual 02/24/33 USD 62,000,000 1,497,135 1,497,135
Receive 1-day Secured Overnight Financing Rate Annual 3.995 Annual 03/02/57 USD 14,226,000 402,340 402,340
$ 14,144,811 $ 14,151,896
At June 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462%
At Termination
Date 03/27/31 USD 74,522,000 $ (581,008) $ (581,008)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.410
At Termination
Date 03/27/36 USD 74,522,000 510,750 510,750
$ (70,258) $ (70,258)

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
At June 30, 2026, the following OTC total return swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
U.S. Treasury 30-
Year Bond
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.13%)
At
Termination
Date
Goldman Sachs
International 07/22/26 USD 50,000,000 $ (1,817,499) $ — $ (1,817,499)
Receive
U.S. Treasury 30-
Year Bond
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.12%)
At
Termination
Date
JPMorgan
Chase Bank
N.A. 08/06/26 USD 120,000,000 (3,417,347) — (3,417,347)
Receive
U.S. Treasury 30-
Year Bond
At
Termination
Date
(Secured
Overnight
Financing
Rate +
0.12%)
At
Termination
Date
JPMorgan
Chase Bank
N.A. 08/06/26 USD 100,000,000 57,244 — 57,244
Receive
U.S. Treasury 20-
Year Bond
At
Termination
Date
(Secured
overnight
Financing
Rate +
0.11%)
At
Termination
Date
Morgan Stanley
Bank N.A. 07/22/26 USD 50,000,000 (1,896,896) — (1,896,896)
$ (7,074,498) $ — $ (7,074,498)
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At June 30, 2026, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-year
Credit Default
Swap
Morgan Stanley
Bank N.A.
CDX North American
High Yield, Series 46,
Version 2 106.000% 5.000 % Quarterly 08/19/26 USD 112,069,000 $ 776,638 $ (332,163)
$ 776,638 $ (332,163)
At June 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley Bank
N.A. Receive 4.500%
1-day Secured Overnight
Financing Rate 07/14/26 GBP 391,667,000 $ 486,117 $ (145)
$ 486,117 $ (145)
At June 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 47,099,000 $ (166,173) $ (565,861)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Receive
1-day Secured Overnight
Financing Rate 04/29/27 USD 57,920,000 (121,536) (251,834)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Receive
1-day Secured Overnight
Financing Rate 04/29/27 USD 57,920,000 (121,478) (227,305)
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Receive
1-day Secured Overnight
Financing Rate 05/06/31 EUR 59,014,200 (242,058) 254,837

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 103,054,000 $ (1,946,560) $ 117,104
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 (3,700,150) 721,041
Call on 5-Year Interest
Rate Swap UBS AG 3.780% Receive
1-day Secured Overnight
Financing Rate 03/20/28 USD 51,527,000 (124,400) (130,268)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.020% Pay
1-day Secured Overnight
Financing Rate 04/29/27 USD 57,920,000 (121,478) (187,373)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 4.010% Pay
1-day Secured Overnight
Financing Rate 04/29/27 USD 57,920,000 (121,536) (165,801)
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.411% Pay
1-day Secured Overnight
Financing Rate 05/06/31 EUR 59,014,200 (242,058) (441,829)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (3,505,140) 498,122
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 53,684,800 (52,554) (1,168,932)
Put on 5-Year Interest
Rate Swap UBS AG 3.780% Pay
1-day Secured Overnight
Financing Rate 03/20/28 USD 51,527,000 (124,400) (345,208)
$ (10,589,521) $ (1,893,307)
At June 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Pay
1-day Secured Overnight
Financing Rate 05/27/36 USD 33,037,000 $ 221,435 $ (140,781)
Call on 10-Year
Interest Rate Swap Bank of Montreal 4.700% Pay
1-day Secured Overnight
Financing Rate 05/28/36 USD 24,939,000 194,687 (101,518)
Call on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Pay
1-day Secured Overnight
Financing Rate 05/08/28 EUR 56,204,000 148,694 (202,836)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Pay
1-day Secured Overnight
Financing Rate 06/12/36 USD 27,976,000 181,477 (75,979)
Call on 1-Year Interest
Rate Swap BNP Paribas 2.500% Pay
1-day Secured Overnight
Financing Rate 02/22/27 USD 515,270,000 62,200 524,442
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Pay
1-day Secured Overnight
Financing Rate 02/11/28 USD 128,817,500 53,554 163,472
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 268,424,000 116,488 791,246
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Pay
1-day Secured Overnight
Financing Rate 04/10/28 USD 144,800,000 57,888 240,503
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.205% Pay
1-day Secured Overnight
Financing Rate 02/23/28 USD 200,940,000 86,330 397,621
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 134,212,500 57,993 (364,325)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 268,424,000 117,237 (1,049,056)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 134,212,000 47,705 (588,371)
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 268,424,000 116,301 (1,145,042)
Call on 1-Year Interest
Rate Swap UBS AG 3.444% Pay
1-day Secured Overnight
Financing Rate 04/19/27 USD 289,600,000 74,304 539,892
Call on 30-Year
Interest Rate Swap BNP Paribas 4.135% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 12,881,000 140,572 13,580
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 52,628,000 116,886 (88,980)
Call on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 12,881,000 141,567 18,024
Call on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Pay
1-day Secured Overnight
Financing Rate 04/14/31 USD 13,988,000 128,022 (30,302)
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Pay
1-day Secured Overnight
Financing Rate 02/25/31 USD 12,881,000 141,070 11,427

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description Counterparty
Exercise
Rate
(2)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(3)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 26,313,000 $ 58,443 $ (44,488)
Call on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank/The (Toronto
Branch) 4.251% Pay
1-day Secured Overnight
Financing Rate 02/04/27 USD 20,094,000 93,508 374,270
Call on 30-Year
Interest Rate Swap UBS AG 4.256% Pay
1-day Secured Overnight
Financing Rate 02/03/27 USD 20,094,000 93,314 380,700
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.722% Receive
1-day Secured Overnight
Financing Rate 05/27/36 USD 33,037,000 221,435 207,961
Put on 10-Year
Interest Rate Swap Bank of Montreal 4.700% Receive
1-day Secured Overnight
Financing Rate 05/28/36 USD 24,939,000 194,687 132,025
Put on 10-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 3.177% Receive
1-day Secured Overnight
Financing Rate 05/08/28 EUR 56,204,000 148,694 520,974
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.655% Receive
1-day Secured Overnight
Financing Rate 06/12/36 USD 27,976,000 181,477 117,240
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 5.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 103,054,000 507,552 105,030
Put on 1-Year Interest
Rate Swap Bank of Montreal 4.500% Receive
1-day Secured Overnight
Financing Rate 06/16/27 USD 559,525,000 74,566 (94,139)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Receive
1-day Secured Overnight
Financing Rate 02/11/28 USD 128,817,500 53,554 (338,173)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 268,424,000 116,488 (1,085,018)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.436% Receive
1-day Secured Overnight
Financing Rate 04/10/28 USD 144,800,000 57,888 (272,070)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.205% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 200,940,000 86,330 (769,237)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 134,212,500 57,993 276,604
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 268,424,000 117,237 722,715
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 966,326,400 255,925 (2,800,492)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 134,212,000 47,705 320,779
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 268,424,000 116,301 769,861
Put on 1-Year Interest
Rate Swap UBS AG 3.444% Receive
1-day Secured Overnight
Financing Rate 04/19/27 USD 289,600,000 74,304 (1,036,060)
Put on 1-Year Interest
Rate Swap UBS AG 3.700% Receive
1-day Secured Overnight
Financing Rate 02/10/27 USD 515,270,000 48,267 (2,031,661)
Put on 30-Year
Interest Rate Swap BNP Paribas 4.135% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 12,881,000 140,572 85,408
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 5.600% Receive
1-day Secured Overnight
Financing Rate 02/24/31 USD 62,796,000 253,475 49,619
Put on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 12,881,000 141,567 98,952
Put on 30-Year
Interest Rate Swap
Morgan Stanley Bank
N.A. 4.240% Receive
1-day Secured Overnight
Financing Rate 04/14/31 USD 13,988,000 128,022 98,633
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Receive
1-day Secured Overnight
Financing Rate 02/25/31 USD 12,881,000 141,070 92,286
Put on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank/The (Toronto
Branch) 4.251% Receive
1-day Secured Overnight
Financing Rate 02/04/27 USD 20,094,000 93,508 87,874
Put on 30-Year
Interest Rate Swap UBS AG 4.256% Receive
1-day Secured Overnight
Financing Rate 02/03/27 USD 20,094,000 93,314 78,344
$ 5,801,606 $ (5,039,046)
(1)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Intermediate Bond Fund
(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 165,709,068
Gross Unrealized Depreciation (245,525,292)
Net Unrealized Depreciation $ (79,816,224)